As filed with the Securities and Exchange Commission on April
10
, 2023
1933 Act File No. 333-_____
1940 Act File
No. 811-23174

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. __	☐
and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 23	☒

FEDERATED HERMES PROJECT AND TRADE FINANCE TENDER FUND
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)
(412)
288-1900
(Registrant’s Telephone Number)
Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

☐ Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒ Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
☐ Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐ Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
☐ Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.
It is proposed that this filing will become effective (check appropriate box)
☒ when declared effective pursuant to Section 8(c) of the Securities Act
The following boxes should only be included and completed if the registrant is making this filing in accordance with Rule 486 under the Securities Act.
☐ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)
☐ on (date) pursuant to paragraph (a)
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
☐ This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
☐ This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
☐ This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
Check each box that appropriately characterizes the Registrant:
☒ Registered
Closed-End
Fund
(closed-end
company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☐ Business Development Company
(closed-end
company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐ Interval Fund (Registered
Closed-End
Fund or a Business Development Company that makes periodic repurchase offers under Rule
23c-3
under the Investment Company Act).
☐ A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐ Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities
Act
).
☐ Emerging Growth Company (as defined by Rule
12b-2
under the Securities Exchange Act of 1934 (“Exchange Act”).
☐ If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.
☐ New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

Federated Hermes Project and Trade Finance Tender Fund

April [ ], 2023

Dear Federated Hermes Project and Trade Finance Tender Fund Shareholder:

Thank you for your investment in the Federated Hermes Project and Trade Finance Tender Fund (the “Fund”). We are sending these materials because you were offered and purchased shares of common stock of the Fund at some point during the period from April 30, 2021 through February 28, 2023 (“Covered Period”). During this period, due to an administrative oversight, Fund shares offered and sold were not properly registered under the Securities Act of 1933, as amended (the “Securities Act”). Therefore, the Fund is offering to buy back the shares you purchased during the Covered Period (the “Covered Shares”). This offer is called a “Rescission Offer.” We are making the Rescission Offer to ensure compliance with the Securities Act and applicable state law, and to limit any contingent liability under the federal securities laws and applicable state law that the Fund may have as a result of the registration status of the Covered Shares during the Covered Period.

The Rescission Offer only applies to Covered Shares. You can accept or reject the Rescission Offer as described in the attached Rescission Offer. If you accept the Rescission Offer, the Fund will repurchase your Covered Shares at a price determined as of the Expiration Date (as defined below) (“Rescission Price”) equal to the amount you paid for such Covered Shares, plus simple interest (i.e., not compounded), less all cash distributions you have received in respect of those shares, if any. If you accept the Rescission Offer, and you received distributions on Covered Shares in the form of additional Shares (“DRIP Shares”) through the Fund’s dividend reinvestment Plan (“DRIP”), such DRIP Shares will be cancelled in connection with the Rescission Offer and you will not receive any value for such DRIP Shares. You should consult your tax advisor prior to accepting the Rescission Offer because there can be adverse tax consequences associated with the acceptance of the Rescission Offer. See “Material United States Federal Income Tax Consequences” in the attached Rescission Offer. If you wish to keep your Covered Shares, you do not need to take any action, although you can notify the Fund of your rejection upon making your decision in advance of the Expiration Date if you desire as described in the attached Rescission Offer. If you do not accept the Rescission Offer, you will be deemed to have rejected the Rescission Offer. The deadline for accepting the Rescission Offer is 5:00 p.m., Eastern Time, on May [  ], 2023 (“Expiration Date”).

Upon the earliest to occur of: (1) your acceptance or rejection of the Rescission Offer; and (2) the expiration of the Rescission Offer on the Expiration Date, to the fullest extent permitted under applicable law, you will be deemed to have agreed not to take any further action or pursue any claims or remedies under federal or state securities law, or other applicable federal or state law, in connection with the offering of the Covered Shares, as described in the attached Rescission Offer. See “Legal Effect of Accepting or Rejecting the Rescission Offer” in the attached Rescission Offer.

Please read carefully the terms of the enclosed Rescission Offer. If you have questions after reading this material, please contact Stephen Van Meter at the Fund’s investment adviser, Federated Investment Management Company, at (412) 288-1046 or Stephen.Vanmeter@FederatedHermes.com, Monday through Friday between 8:30 a.m. and 5:30 p.m. Eastern Time.

Sincerely,

J. Christopher Donahue
President
Federated Hermes Project and Trade Finance Tender Fund

RESCISSION OFFER

April [  ], 2023

If you wish to keep your Shares, you do not need to take any action (although you can notify the Fund of your rejection upon making your decision in advance of the Expiration Date (as defined below) of the Rescission Offer if you desire as described below).

We are offering to rescind (the “Rescission Offer”) the previous offer and purchase of shares of common stock (“Shares”) of Federated Hermes Project and Trade Finance Tender Fund, a Delaware statutory trust (the “Fund”), by persons who were offered and purchased Shares when they were unregistered under the Securities Act of 1933, as amended (“Securities Act”) during the period from April 30, 2021 through February 28, 2023 (the “Covered Period”). Shares offered to and purchased by you during the Covered Period are referred to herein as “Covered Shares.” Covered Shares do not include shares (“DRIP Shares”) received by you as income distributions pursuant to the Fund’s Dividend Reinvestment Plan (“DRIP”).

Our records indicate that you were offered and purchased Covered Shares during the Covered Period. If you accept the Rescission Offer, the Fund will repurchase your Covered Shares at a price determined as of the Expiration Date of the Rescission Offer (“Rescission Price”) equal to the amount you paid for such Covered Shares, plus simple interest (i.e., not compounded), less all cash distributions you have received in respect of those Covered Shares, if any.1 If you accept the Rescission Offer, and you received DRIP Shares through the Fund’s DRIP, such DRIP Shares will be cancelled in connection with the Rescission Offer and you will not receive any value for such DRIP Shares. Interest will be calculated using the applicable interest rate designated by the state law of the state of your residence or principal place of business and, where no state law is available, interest will be calculated using the designated rate in the State of Delaware, the state where the Fund is organized. You should consult your tax advisor prior to accepting the Rescission Offer because there can be adverse tax consequences associated with the acceptance of the Rescission Offer. See “Material United States Federal Income Tax Consequences” below.

This Rescission Offer will expire at 5:00 p.m., Eastern Time, on May [  ], 2023 (the “Expiration Date”), which is thirty (30) calendar days from the date of this Rescission Offer. This Rescission Offer is applicable only to Covered Shares and does not apply to any other Shares of common stock of the Fund you may own.

If you wish to keep your Covered Shares, you do not need to take any action to reject the Rescission Offer, although you can notify the Fund of your rejection upon making your decision prior to the Expiration Date if you desire. If the Fund does not receive the enclosed Rescission Offer Acceptance Form back by the Expiration Date, you will be deemed to have rejected the Rescission Offer and unregistered Covered Shares held by you will automatically be deemed to be registered shares under the Securities Act, effective as of the date of the New Prospectus (as defined below), without any further action on your part. You may elect to accept the Rescission Offer by submitting the Rescission Offer Acceptance Form to the Fund such that it is received by the Fund on or before the Expiration Date.

Acceptance or rejection of the Rescission Offer may affect any legal rights you may have against the Fund based on a claim that the Fund did not properly register the Covered Shares. Upon the earliest to occur of: (1) your acceptance or rejection of the Rescission Offer; and (2) the expiration of the Rescission Offer on the Expiration Date, to the fullest extent permitted under applicable law, you will be deemed to have agreed not to take any further action or pursue any claims or remedies under federal or state securities laws, or other applicable federal or state law, in connection with the offering of the Covered Shares, as described below. See “Legal Effect of Accepting or Rejecting the Rescission Offer” below.

Subject to discussions with the Board and independent counsel to the Independent Trustees, the Rescission Price for the Covered Shares, as well as related registration fees for the Covered Shares, will be paid and borne by the Fund. The Fund has various forms of legal recourse it may pursue to recover costs associated with the Rescission Offer.

Investing in Shares involves risks. See “Risk Factors” in the Fund’s Prospectus, dated April [  ], 2023, enclosed herewith (the “New Prospectus”). Additionally, see “Risk Factors” for more information involving the risks related to this Rescission Offer in the New Prospectus. No loss to you or the Fund has occurred as a result of the issues giving rise to this Rescission Offer.

Neither the Securities and Exchange Commission (the “SEC”) nor any other regulatory body has approved or disapproved of this Rescission Offer or the securities being offered in connection herewith or passed upon the accuracy or adequacy of the accompanying New Prospectus. Any representation to the contrary is a criminal offense.

REASON FOR THE RESCISSION OFFER

The Securities Act requires that Shares of the Fund offered for sale be registered under the Securities Act. During the Covered Period, Covered Shares were offered and sold without registration under the Securities Act due to an administrative oversight that resulted in unregistered Covered Shares being offered for sale. This Rescission Offer is made to remedy the oversight in connection with the registration of the Covered Shares and to offer you Shares of the Fund that have been registered with the SEC. The Fund’s Board of Trustees has approved the Rescission Offer. We are making the Rescission Offer to ensure compliance with the Securities Act and applicable state law and to limit any contingent liability the Fund may have under federal or state securities law, or other applicable federal or state law, as a result of the registration status of the Fund’s offered Shares during the Covered Period.

The Staff of the SEC takes the position that an offer to rescind a sale of securities constitutes a new offer to sell the securities to the shareholder who receives the offer. Consequently, absent an applicable exemption, the new offer is subject to the registration provisions of the Securities Act and, accordingly, this Rescission Offer is accompanied by the Fund’s New Prospectus to register the Covered Shares sold during the Covered Period and to ensure compliance with the registration provisions of the Securities Act.

LEGAL EFFECT OF ACCEPTING OR REJECTING THE RESCISSION OFFER

It is not certain that the Rescission Offer will have the effect of barring claims relating to the Covered Shares. Upon the earliest to occur of: (1) your acceptance or rejection of the Rescission Offer; and (2) the expiration of the Rescission Offer on the Expiration Date, to the fullest extent permitted under applicable law, you will be deemed to have agreed not to take any further action or pursue any claims or remedies under federal or state securities laws, or other applicable federal or state law, in connection with the offering of the Covered Shares. If a person (i.e., a shareholder) accepts the Rescission Offer, but subsequently asserts a claim (including against the Fund) for an additional remedy, it would be asserted that the person’s acceptance of the Rescission Offer eliminated any liability to that person (including liability that the Fund otherwise may have had) under Section 12 of the Securities Act or applicable state law. Should the Rescission Offer be rejected, while it is expected that this Rescission Offer will eliminate all liability to that person (including liability that the Fund otherwise may have had), the Fund may continue to be contingently liable for rescission or damages under federal law. Generally, the statute of limitations for enforcement of federal statutory rescission rights by a security holder is one year commencing on the date of the sale of the security offered and sold in violation of the federal registration requirements under the Securities Act. The intention is to assert, among other defenses, in any litigation initiated by a shareholder who accepts or does not accept the Rescission Offer, that such shareholder is estopped or otherwise precluded from asserting such a claim. In addition, the Rescission Offer will not prevent regulators from pursuing enforcement actions or imposing penalties and fines with respect to any violations of federal securities laws.

MATERIAL UNITED STATES FEDERAL INCOME TAX CONSEQUENCES

The following section summarizes the material U.S. federal income tax considerations relating to the Rescission Offer. For purpose of this section, “person” shall mean any an individual, trust, estate, partnership, or corporation. This discussion is based on current U.S. federal income tax authorities which are subject to differing interpretation or change, possibly with retroactive effect. This discussion does not describe the effect of any applicable state law, or non-U.S. tax laws. Moreover, this discussion does not address all of the U.S. federal income tax consequences arising from the Rescission Offer that may be relevant to: (a) a person in light of such person’s particular circumstances (including the transaction in which the Covered Shares were acquired), or (b) persons subject to special U.S. tax rules, such as dealers in securities, non-U.S. persons, persons who are not individuals, and persons holding Covered Shares subject to hedging, conversion or constructive sale transactions. This discussion assumes that a person holding Covered Shares holds such Covered Shares as capital assets, as such term is defined in the Internal Revenue Code of 1986, as amended (the “Code”). We have not obtained, nor do we intend to obtain, a ruling from the Internal Revenue Service (the “IRS”) or an opinion of counsel with respect to the tax consequences to any person accepting the Rescission Offer. Thus, the IRS is not precluded from asserting a position contrary to the positions summarized in this discussion or otherwise recharacterizing the U.S. federal income tax treatment of Covered Shares redeemed pursuant to the Rescission Offer in whole or in part. For all of these reasons, all persons considering the Rescission Offer should consult their own tax advisors as to their specific tax consequences arising from the Rescission Offer, including the applicability or potential applicability of U.S. federal, state, local and non-U.S. tax laws as well as any related proposed tax laws.

For U.S. federal income tax purposes, if a shareholder accepts the Rescission Offer for Covered Shares, the Fund intends to treat the transaction as a taxable redemption of the Covered Shares, with the redemption price equal to the sum of the original purchase price of the Covered Shares plus the amount of interest paid in respect of the original purchase price of the Covered Shares. However, the law applicable to the Rescission Offer is unclear, and the Fund has not received a ruling from the IRS to that effect. Thus, the IRS is not precluded from successfully asserting a contrary position or otherwise recharacterizing the transaction in whole or in part. For example, the IRS may recharacterize the Rescission Offer as a non-taxable repayment of an accepting shareholder’s original purchase price, plus the payment of interest, which would be taxable as ordinary income to shareholder accounts which are otherwise subject to tax.

Assuming Covered Shares repurchased by the Fund pursuant to the Rescission Offer qualify for treatment as a taxable redemption, the amount and character of any gain or loss recognized by an accepting shareholder will depend on whether the redemption of Covered Shares under the Rescission Offer is treated as a “sale or exchange” of such Covered Shares or, alternatively, as a “distribution” with respect to such Covered Shares under Section 302 of the Code. A redemption of Covered Shares pursuant to the Rescission Offer should be treated as a sale or exchange and treated in the manner described above, and not as a distribution with respect to such Covered Shares if it either: (a) results in a “complete redemption” of your interest in the Covered Shares; (b) is “substantially disproportionate” with respect to you or (c) is “not essentially equivalent to a dividend,” as such terms are defined by the applicable authorities under Section 302(b) of the Code (collectively, the “302 Tests”). Although the 302 Tests are generally applied on a person-by-person basis, a person is treated as owning not only the Covered Shares that such person actually owns, but also Covered Shares which are treated as constructively owned through application of various rules under Section 318 of the Code. Under these rules, a person may be treated as constructively owning Covered Shares owned by certain related individuals, entities treated as related to you, and Covered Shares that the person has a right to acquire by exercise of an option, warrant or conversion right. If a redemption of Covered Shares pursuant to the Rescission Offer does not satisfy any of the 302 Tests, the payment of the redemption price will be treated as a distribution subject to treatment as a dividend under Section 301 of the Code to the extent of the Fund’s accumulated and/or current earnings and profits (on a pro rata basis with other persons whose redemptions fail to so qualify). The portion, if any, of the proceeds received by such persons in excess of the amount treated as a dividend will be treated first as a tax-free recovery of a person’s basis in the redeemed Covered Shares and then as a capital gain from a sale or exchange. Since the 302 Tests are applied independently to each person who accepts the Rescission Offer for Covered Shares, it is possible that some persons accepting the Rescission Offer will be subject to sale or exchange treatment under Section 302 of the Code, while others will be subject to distribution treatment under Section 301 of the Code. Because of the complexities associated with the application of the 302 Tests, persons should consult their own tax advisors in connection with the possible tax treatment that could apply with respect to Covered Shares repurchased by the Fund pursuant to the Rescission Offer.

Please note that we may be required to backup withhold 24% of the Rescission Price paid to shareholders pursuant to the Rescission Offer if we do not have your correct U.S. taxpayer identification number or you do not provide us with your correct U.S. taxpayer identification number (generally on IRS Form W-9). If the holder of Covered Shares is an IRA or other retirement or benefit plan account, then any income which would otherwise result from the acceptance of the Rescission Offer for Covered Shares will not be taxed until there are distributions from the retirement account. This transaction may have additional tax implications for you that may depend on your own situation. You should consult with your tax advisor with respect to the tax treatment of the Rescission Offer.

QUESTIONS AND ANSWERS ABOUT THE RESCISSION OFFER

Q: What do I need to do if I want to accept the Rescission Offer?

A: You need to complete and sign the enclosed Rescission Offer Acceptance Form and return it to the address indicated on that form so that it is received by the Fund on or before May [  ], 2023 at 5:00 p.m., Eastern Time. The acceptance of the Rescission Offer could have adverse consequences. See “Rescission Offer Risk” in the accompanying prospectus.

Q: What will I receive if I accept the Rescission Offer?

A. If you accept the Rescission Offer, the Fund will repurchase your Covered Shares at a Rescission Price equal to the amount you paid for such Covered Shares, plus simple interest (i.e., not compounded), less all cash distributions you have received in respect of those shares, if any.2 If you accept the Rescission Offer, and you received distributions on Covered Shares in the form of additional Shares (“DRIP Shares”) through the Fund’s DRIP, such DRIP Shares will be cancelled in connection with the Rescission Offer and you will not receive any value for such DRIP Shares. Interest will be calculated using the applicable interest rate designated by the state law of the state of your residence or principal place of business and, where no state law is available, interest will be calculated using the designated rate in the State of Delaware, the state where the Fund is organized. This amount may be less than (or more than) the net asset value of the Covered Shares on the repurchase date.

Q: What do I need to do if I want to reject the Rescission Offer?

A: You do not need to do anything to reject the Rescission Offer, although you can notify the Fund of your rejection upon making your decision prior to the Expiration Date if you desire by delivering written notice of your rejection of the Rescission Offer at the address specified in the Rescission Offer Acceptance Form. If you do not accept the Rescission Offer by returning the Rescission Offer Acceptance Form such that it is received by the Fund no later than the Expiration Date (i.e., May [  ], 2023 at 5:00 p.m., Eastern Time), you will be deemed to have rejected the Rescission Offer.

Q: If I do not accept the Rescission Offer, can I sell my Covered Shares?

A: No. There is no resale market for your Covered Shares. If you do not accept the Rescission Offer you will retain your ownership of your Covered Shares and they will automatically be deemed to be registered shares under the Securities Act.

Q: May I accept the Rescission Offer with respect to a portion of my Covered Shares?

A: No. You must choose to accept or reject the Rescission Offer with respect to all of your Covered Shares. If you received DRIP Shares pursuant to the Fund’s DRIP, such DRIP Shares also will be cancelled automatically if you accept the Rescission Offer and you will not receive any value for such DRIP Shares. The Rescission Price only includes the price a shareholder paid for Covered Shares, plus applicable simple interest (less cash distributions, if any) received by the shareholder.

Q: May I accept the Rescission Offer with respect to any Shares I purchased prior to the Covered Period?

A: No. The Rescission Offer only applies to those Covered Shares that were inadvertently offered and sold without registration under the Securities Act.

Q: Can I change my mind after I have returned my Rescission Offer Acceptance Form indicating my acceptance of the Rescission Offer or notified the Fund of my rejection of the Rescission Offer?

A: No. Once you have submitted your Rescission Offer Acceptance Form, your decision to accept the Rescission Offer is final and may not be changed. Similarly, if you reject the Rescission Offer, the rejection of the Rescission Offer is final and may not be changed.

Q: When and how will I receive payment for my Covered Shares?

A: If the Fund receives a legible, properly completed Rescission Offer Acceptance Form from you on or before the Expiration Date and we determine that you are eligible to accept the Rescission Offer, we expect that we will make payment by wire for your Covered Shares on or before July [  ], 2023 (“Rescission Offer Settlement Date”), or as soon as practicable thereafter. The Fund reserves the right to extend the Rescission Offer Settlement Date, and/or pay the Rescission Price in multiple installments on or after the Rescission Date, to the extent that Federated Investment Management Company cannot sell portfolio holdings or reasonably expects that portfolio holdings cannot be sold or disposed of in current market conditions without the sale or disposition significantly changing the market value of the holdings, to raise the Rescission Price by the Rescission Offer Settlement Date. In connection with the potential acceptance of the Rescission Offer by one or more shareholders, Federated Investment Management Company is considering various options to recommend to the Board, including the liquidation of the Fund in accordance with its Declaration of Trust, which allows for ratable distribution among all shareholders, as well as the deregistration of the Fund under the Investment Company Act of 1940, as amended, and the Fund’s Shares under the Securities Act. In the event of a liquidation and ratable distribution of Fund assets among all shareholders, any shareholder who properly accepts the Rescission Offer will still receive their full Rescission Price.

Q: Who can answer any other questions regarding the Rescission Offer?

A: You can contact Steve Van Meter at the Fund’s investment adviser, Federated Investment Management Company, at (412) 288-1046 or Stephen.Vanmeter@FederatedHermes.com, Monday through Friday between 8:30 a.m. and 5:30 p.m. Eastern Time, with any questions about the Rescission Offer.

FEDERATED HERMES PROJECT AND TRADE FINANCE TENDER FUND

Rescission Offer Acceptance Form

Offered with Respect to Shares Offered and Sold from April 30, 2021 through February 28, 2023

If you wish to keep your Covered Shares, you do not need to complete and return this form, although you can notify us of your rejection upon making your decision prior to the Expiration Date (as defined below) if you desire by delivering written notice to the Fund (as defined below) of your rejection of the Rescission Offer at the address specified below. The Federated Hermes Project and Trade Finance Tender Fund (the “Fund”) is offering to rescind (the “Rescission Offer”) the previous offering and sale of shares of common stock of the Fund offered and sold during the period from April 30, 2021 through February 28, 2023 (“Covered Shares”).

Instructions: This form should be submitted by the investor requesting a rescission.

Please send completed acceptance form to:

Federated Hermes Project and Trade Finance Tender Fund

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

All Rescission Offers should be received by the Fund no later than 5:00 p.m., Eastern Time, on May [  ], 2023 (“Expiration Date”).

1. Investor Information

Address of Record	Owner/Beneficial Owner	Joint Owner/Beneficial Owner

Investor Account Number (can be found on your purchase confirmation): __________________

2. Financial Representative

Broker-Dealer or RIA Firm Name: _________________________________________________

Financial Representative Name: ___________________________________________________

Mailing Address: _______________________________________________________________

Phone Number: ________________________________________________________________

E-mail Address: _________________________

3. Rescission Request

Date of Trade (as listed on your trade confirmation): ___________________________

Dollar Amount: __________________

4. Wire Instructions

PAYMENT GUIDELINES: Proceeds from tax deferred and tax exempt registration types are required to be returned to the custodian on record.

If you invest in the Fund through a financial intermediary, that financial intermediary may require alternate payment and/or delivery instructions, notwithstanding your request herein. Please contact your financial intermediary before submitting your request.

Please Deliver All Proceeds via Federal Wire to the Following:

Bank Name: _________________________________________________________________________

ABA Routing Number: ________________________________________________________________

For Credit to: ________________________________________________________________________

Name(s) on Bank Account: ______________________________________________________________

Bank Account Number: _________________________________________________________________

For Further Credit to: _________________________________________________________________

Name(s) on Investors Account: ___________________________________________________________

Investor Account Number at Broker: _______________________________________________________

By submitting this Rescission Offer Acceptance Form, I (i.e., the shareholder) acknowledge that it may prevent me from maintaining any action against the Fund that I may have based on a claim that it failed to properly register the Covered Shares. Additionally, any such claim may be barred by applicable statutes of limitations. I hereby accept the Rescission Offer on the terms described therein and in the accompanying New Prospectus (as defined in the Rescission Offer). I understand that as a result of accepting the Rescission Offer, I will no longer hold the Covered Shares tendered herewith for repurchase pursuant to the Rescission Offer and you will repurchase my Covered Shares at a price (“Rescission Price”) equal to the amount I paid for such Covered Shares, plus simple interest (i.e., not compounded), less all cash distributions I have received in respect of those shares, if any. I also understand that as a result of accepting the Rescission Offer, if I received additional Shares (“DRIP Shares”) of the Fund pursuant to the Fund’s Dividend Reinvestment Plan (“DRIP”), such DRIP Shares also will be cancelled automatically and I will not receive any value for such DRIP Shares. Interest3 will be calculated using the applicable interest rate designated by the state law of the state of my residence or principal place of business and, where no state law is available, interest will be calculated using the designated rate in the State of Delaware, the state where the Fund is organized. Such payment may be less than (or more than) the net asset value of the Covered Shares on the repurchase date.

Name: __________________________________________________

Signature: _______________________________________________

Phone Number: ________________________

Email Address: ________________________

Please send acceptance such that it is received by the Fund by the Expiration Date (i.e., May [  ], 2023) to:

Federated Hermes Project and Trade Finance Tender Fund

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

1 Although this Rescission Offer uses the term “interest” when describing the calculation of the Rescission Price, please note that the term “interest” is only intended to describe the method used to calculate the payment amount for the sale of your Covered Shares, and that the payment may not be considered interest for U.S. federal income tax purposes. Any such interest will be calculated from the date of purchase of those Covered Shares by the Fund through the Expiration Date.

2 Although this Rescission Offer uses the term “interest” when describing the calculation of the Rescission Price, please note that the term “interest” is only intended to describe the method used to calculate the payment amount for the sale of your Covered Shares, and that the payment may not be considered interest for U.S. federal income tax purposes. Any such interest will be calculated from the date of purchase of those Covered Shares by the Fund through the Expiration Date.

3 Although this Rescission Offer uses the term “interest” when describing the calculation of the Rescission Price, please note that the term “interest” is only intended to describe the method used to calculate the payment amount for the sale of your Covered Shares, and that the payment should not be considered interest for U.S. federal income tax purposes. Any such interest will be calculated from the date of purchase of those Covered Shares by the Fund through the Expiration Date.

Prospectus
April __
,
2023

Federated Hermes Project and Trade Finance
Tender Fund

Investment objective
.
Federated Hermes Project and Trade Finance Tender Fund (the “Fund”) commenced operations on
December 7, 2016, and is a continuously offered, non-diversified, closed-end management investment company. The Fund’s investment objective is to provide total return primarily from income. The Fund pursues its investment objective primarily by investing in trade finance, structured trade, export finance, import finance, supply chain financing and project finance assets of entities, including sovereign entities (“trade finance related securities”). Trade finance related securities will be located primarily in, or have exposure to, global emerging markets. Trade finance transactions refer to the capital needed to buy or sell, import or export, products or other tangible goods. Project finance transactions are typically used to build something tangible or to expand existing plant capacity to produce more goods for trade; and the Fund typically invests in project finance deals when the project has been largely completed and goods are being produced for export (i.e., transactions are of a short-term nature). No assurance can be given that the Fund’s investment objective will be achieved.

The Fund’s shareholder reports will be made available on
FederatedInvestors.com/FundInformation
, and you will be notified and
provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.

Investing in the Fund’s Shares involves certain risks and should not constitute a complete investment program. Risks, including “Risk of Investing in Trade Finance Related Securities,” “Interest Rate Risk,” and “Risk of Investing in Derivative
Contracts and Hybrid Instruments,” are described in the “Risk Factors” section beginning on page 21 of this prospectus.
The Fund’s Shares will not be listed on an exchange. It is not anticipated that a secondary market will develop. An investment in the Fund may not be suitable for investors who may need the money they invest in a specified timeframe.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

	Price to Public 1	Maximum Sales Load as a Percentage of Purchase Amount	Proceeds to Registrant 2
Per Share	$10.00	None	$10.00
Total	$200,000,000	None	$200,000,000
1

Common shares of beneficial interest (the “Shares”) are continuously offered at current net asset value (NAV), which will fluctuate.
2

Total proceeds to the Fund assume that all registered Shares will be sold in a continuous offering. The proceeds may differ from that shown if other than the then-current net asset value at which Shares are sold varies from that shown and/or additional Shares are registered.
The date of this Prospectus is
April __
,
2023

Federated Securities Corp. (the “Distributor”) acts as the distributor of the Fund’s Shares, on a best efforts basis, subject to various conditions. Shares may be purchased through the Distributor or through advisers, brokers, dealers or banks that have entered into selling agreements with the Distributor. Neither the Distributor nor any other adviser, broker, dealer or bank is obligated to buy from the Fund any of the Shares.
Portfolio management strategies
.
Under normal market conditions, the Fund’s investment program will consist primarily of investing in trade finance related securities. It is the Adviser and Sub-Adviser’s (each as defined below) intent to focus the Fund’s investments in trade finance related securities.
The Fund seeks to provide investors with a portfolio that exceeds the
ICE BofA US Dollar
1-Month
Deposit Offered
Rate
Constant
Maturity Index
with low volatility and low correlation to stock and fixed income market returns as well as commodities. The Fund’s investments are expected to consist primarily of loans, or similar instruments used directly or indirectly to finance domestic and international trade and related infrastructure projects. These are expected to include, but not be limited to, facilities for pre-export finance, process and commodities finance, receivables financing, letters of credit and other documentary credits, promissory notes, bills of exchange and other negotiable instruments. The Fund may gain exposure to such investments by way of purchase, assignment, participation, sub-participation, guarantee, insurance, derivative or any other appropriate financial instrument. The Fund invests only in funded letters of credit and other instruments that do not create unfunded commitments to lend. The Fund may also take positions in more traditional assets including bonds, equities and foreign exchange instruments for the purpose of hedging and investment. The Fund, from time to time, may also use currency forwards for hedging purposes. However, although not generally anticipated to be used, the Fund reserves the flexibility to use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. Derivative investments made by the Fund are included within the Fund’s 80% policy and are calculated at market value. The Fund is non-diversified. Compared to diversified funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact
(positively or negatively) that any one issuer has on the Fund’s performance. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in trade finance related securities. Up to 20% of the Fund’s assets may be invested in other types of fixed-income securities and money market instruments.
Adviser and Sub-Adviser
. The Fund’s investment adviser is Federated Investment Management Company (FIMC or the “Adviser”). As of December 31,
2022
, FIMC and its affiliates managed approximately $668.9 billion. FIMC has engaged Federated Hermes (UK) LLP (the “Sub-Adviser”) as a sub-adviser to the Fund. As of December 31,
2022
, the
Sub-Adviser acted as investment adviser for and/or managed approximately $
7.5
billion of assets. Under the supervision
of the Adviser and oversight by the Board of Trustees of the Fund (the “Board”) and pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser will act as sub-investment adviser to the Fund. The
Sub-Adviser will have day-to-day portfolio management responsibilities for the Fund.

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. Copies of the Fund’s semi-annual and annual reports, when available, may be obtained without charge by writing to the Fund at its address at 4000 Ericsson Drive, Warrendale, Pennsylvania
15086-7561 or by calling the Fund at 1-855-328-0109. Copies of the Fund’s semi-annual and annual reports, when available, may also be obtained without charge at
FederatedInvestors.com
. In addition, the Securities and Exchange
Commission maintains a website (
sec.gov
) that contains the annual and semi-annual reports and other information regarding registrants that file electronically with the Securities and Exchange Commission.
A Statement of Additional Information dated
April __
,
2023
(SAI) has been filed with the Securities and Exchange
Commission and can be obtained without charge by calling 1-855-328-0109 or by writing to the Fund. Copies of the SAI may also be obtained free of charge at
FederatedInvestors.com
. A table of contents to the SAI is located on page 41 of this prospectus. This prospectus incorporates by reference the entire Statement of Additional Information. The Statement of
Additional Information is available along with shareholder reports and other Fund-related materials from the EDGAR database on the Securities and Exchange Commission’s internet site (
sec.gov
) or, upon payment of copying fees, by
contacting the Securities and Exchange Commission by electronic mail at publicinfo@sec.gov. The Fund’s address is
4000 Ericsson Drive, Warrendale, PA 15086-7561.
The Fund’s shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal
Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this prospectus. The Fund has not, and the Distributor has not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. Neither the Fund nor the
Distributor is making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.
You should not assume that the information provided by this prospectus is accurate as of any date other than the date on the front of this prospectus. The Fund’s business, financial condition and results of operations may have changed since the date of this prospectus.

Prospectus Summary
This is only a summary. This summary may not contain all of the information that you should consider before investing in the Federated Hermes Project and Trade Finance Tender Fund’s Shares. You should review the more detailed information contained in this prospectus and in the Statement of Additional Information, especially the information set forth under the heading “Investment Objectives and Policies” and “Risk Factors.”
The Fund
Federated Hermes Project and Trade Finance Tender Fund (the “Fund”) commenced operations on December 7, 2016 and is a continuously offered, non-diversified, closed-end management investment company. The Fund’s investment objective is to provide total return primarily from income. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s investment adviser is Federated Investment Management Company (FIMC or the
“Adviser”). Under the supervision of the Adviser and oversight by the Board of Trustees of the Fund (the “Board”)
Federated Hermes (UK) LLP (the “Sub-Adviser”) will have day-to-day portfolio management responsibilities for the Fund.
The OFFERING
The Fund continuously offers and sells shares of beneficial interests (the “Shares”). Investors who purchase Shares in the offering, and other persons who acquire Shares and are admitted to the Fund by its Board of Trustees (each individually a “Trustee” and collectively
,
the “Board”), will become shareholders of the Fund (the “Shareholders”). The
Fund currently intends to accept purchases of Shares as of the last business day of each calendar month, typically following 30 calendar days’ advance notice, which may be waived at the discretion of the Board, or at such other times as may be determined by the Board. All Shares are sold at the most recently calculated net asset value per Share as of the date on which the purchase is accepted. The minimum initial investment in the Fund by any account is $100,000, and the minimum additional investment in the Fund is $25,000. The minimum investment amounts may be reduced or waived.
See
“Purchase Terms.” At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV on the relevant valuation date. See “Repurchases and Transfers of Shares.”
Investment Objective and Strategies
The Fund’s investment objective is to provide total return primarily from income. While there is no assurance that the
Fund will achieve its investment objective it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund pursues its investment objective primarily by investing in trade finance, structured trade, export finance, import finance, supply chain financing and project finance assets of entities, including sovereign entities (“trade finance related securities”). Trade finance related securities will be located primarily in, or have exposure to, global emerging markets. Under normal circumstances, the Fund anticipates that approximately 75% or more of its assets may be invested in trade finance related securities of companies or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets. Trade finance transactions refer to the capital needed to buy or sell, or import or export, products or other tangible goods. Project finance transactions are typically used to build something tangible or to expand existing plant capacity to produce more goods for trade; and the Fund typically invests in project finance deals when the project has been largely completed and goods are being produced for export (i.e., transactions are of a short-term nature).
Under normal circumstances, the Fund intends to hold its positions through to maturity. There are no limits on the
Fund’s average-weighted maturity. However, under normal conditions, the Fund is anticipated to have an average dollar-weighted maturity of not more than 24 months. The Fund’s investments in trade finance related securities are often unrated but may also be below investment grade (or “junk” investments).
The Adviser and Sub-Adviser believe that trade finance is a risk mitigated asset class and historically, while trade finance is not immune from default arising from credit or sovereign risk factors, during these periods of financial stress, treatment of trade finance creditors typically has been preferential either formally or informally as a result of:
◾
The underlying use or purpose of funds (critical imports or key exports, governmental economic priorities, etc.);
◾
The types of transactional security (export contracts, escrow accounts, inventory, fixed assets, etc.); and
◾
The recognition of the economic benefit that is derived from trade generally.
For purposes of this Prospectus, the Adviser and Sub-Adviser, are sometimes referred to together, as applicable, as the
“Fund’s Adviser.”

During sovereign and corporate restructurings, trade finance related securities can achieve differentiated treatment in a default and then recovery situation compared to other forms of debt.
The Fund’s investments are expected to consist primarily of loans, or similar instruments used to finance domestic and international trade and related infrastructure projects. These are expected to include, but not be limited to, facilities for pre-export finance, process and commodities finance, receivables financing, letters of credit and other documentary credits, promissory notes, bills of exchange and other negotiable instruments. The Fund may engage in such investments by way of purchase, assignment, participation, guarantee, insurance, derivative or any other appropriate financial instrument. The Fund invests only in funded letters of credit and other instruments that do not create unfunded commitments to lend.
The Fund may invest without limitation in securities and obligations for which there is no readily available trading market or which are otherwise illiquid, including trade finance securities and other fixed-income or derivative instruments.
The Fund may also take positions in traditional assets including bonds, (investment-grade or noninvestment-grade
(otherwise known as “junk bonds”)) debt securities, equities, foreign exchange instruments, as well as derivatives for the purposes set forth below. There can be no assurance that the Fund’s use of derivatives will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The instruments in which the Fund invests may be guaranteed by the U.S. government. A substantial portion of the Fund’s investments will be in obligations of non-U.S. issuers or borrowers, including those of issuers in emerging markets.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in trade finance related securities. Up to 20% of the Fund’s assets may be invested in other types of fixed-income securities and money market instruments as described in this Prospectus. It is the Fund’s Adviser’s intent to focus the Fund’s investments in trade finance related securities.
Because the Fund refers to trade finance related securities in its name, it will notify Shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in trade finance related securities.
The Fund is non-diversified.
Investment Selection Strategies
The Fund’s Adviser analyzes the risk-adjusted return characteristics of potential financings and conducts initial expected annual excess return calculations and due diligence analysis of the facility and the obligor to evaluate if they are appropriate investments. Analysis includes:
Origination.
Assess quality and track record of originator, define originator’s role in the transaction and define originator’s relationship with the borrower. At this stage, documents are reviewed such as, but not limited to: the offtake contracts, loan agreement, legal opinions, expert consultants’ reports, and insurance policies if applicable.
Obligor.
A thorough review of obligor including, but not limited to: credit analysis, shareholders, market position, access to capital markets and quality of audit/accounting firm. Typically, three years of audited financials and projections are required, among other credit-analysis tools to make this assessment.
Country.
A country’s credit rating, historic treatment of trade flows, the importance of the sector to this country and currency convertibility are all considered.
Sector.
Evaluated under the following considerations: Strategic priority, critical imports, foreign exchange earner, macro sector themes, and liquidity and tax/tariff issues.
Mitigants.
The proposed transaction is also evaluated by its ability to mitigate risks such as, but not limited to: country, production, quality, market, operational and payment issues risks, commodity, price, environmental, country and legal.
Documentation considerations are also examined closely.
The transaction is then analyzed for its portfolio suitability based upon:
Deal Structure.
Tenor, grace period, amortization schedule, drawing conditions and financing structure of the deal are thoroughly reviewed.
Deal Pricing.
Relative value of spreads to market, value for risk and return projections are carefully considered.
Portfolio.
The tenor, yield target and concentration of the Fund’s portfolio are carefully considered. Concentration analysis includes region, country, and sector and obligor structure.

Temporary Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet Shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Fund’s investment returns and/or the ability to achieve the
Fund’s investment objectives.
ERISA PLANS AND OTHER TAX-EXEMPT ENTITIES
Investors subject to ERISA and other tax-exempt entities, including employee benefit plans, individual retirement accounts (each, an IRA) and 401(k) Plans (collectively, “ERISA Plans”) may purchase Shares. Because the Fund is an investment company registered under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of an ERISA Plan investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. Thus, the Adviser will not be a fiduciary within the meaning of ERISA with respect to the assets of any ERISA Plan that becomes a Shareholder, solely as a result of the ERISA Plan’s investment in the Fund.
The Adviser and Sub-Adviser
The Fund’s investment adviser is FIMC. As of December 31,
2022
, FIMC and its affiliates managed approximately
$668.9 billion. FIMC has engaged the Sub-Adviser as a sub-adviser to the Fund. As of December 31,
2022
, the
Sub-Adviser acted as investment adviser for and/or managed approximately $
7.5
billion of assets. Under the supervision
of the Adviser and oversight by the Board and pursuant to a sub-advisory agreement between the Adviser and the
Sub-Adviser, the Sub-Adviser will act as sub-investment adviser to the Fund. The Sub-Adviser will have day-to-day portfolio management responsibilities for the Fund.
Distributions
The Fund intends to make regular quarterly cash distributions to Shareholders. The Fund will distribute annually any net short-term capital gain and any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss). Distributions to Shareholders cannot be assured, and the amount of each quarterly distribution is likely to vary. See “Distributions” and “Federal Income Tax Matters.”
Dividend Reinvestment Plan
Each Shareholder will automatically be a participant under the Fund’s Dividend Reinvestment Plan (DRP) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the
DRP and to receive all income dividends and/or capital gains distributions, if any, in cash may be made by notice to the
Fund or, if applicable, to a Shareholder’s broker or other intermediary (who should be directed to inform the Fund).
Closed-end FUND Structure
–
LIMITED LIQUIDITY
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that closed-end fund shareholders do not have the right to redeem their shares on a daily basis. In order to meet daily redemption requests, mutual funds are subject to more stringent regulatory limitations than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its assets in illiquid securities.
The Fund will not list the Shares on any securities exchange, and it is not expected that any secondary market will develop for the Shares. Shareholders will not be able to tender for repurchase their Shares on a daily basis because the
Fund is a closed-end fund. Shares may not currently be exchanged for shares of any other fund. However, in order to provide liquidity, the Fund intends on a quarterly basis to conduct repurchase offers for a portion its outstanding Shares.
An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the
Shares. Shares should be viewed as a long-term investment.

REPURCHASES OF SHARES BY THE FUND
Because the Fund is a closed-end fund, shareholders do not have the right to require the Fund to repurchase any or all of their Shares. At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV on the relevant valuation date (each, a “Valuation Date”). Each repurchase offer ordinarily will be limited to the repurchase of approximately 5-25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the
Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 45 calendar days prior to the date of repurchase by the Fund. See “Repurchases and
Transfers of Shares.”
The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than twenty (20) business days after the commencement date of the repurchase offer and at least ten (10) business days from the date that notice of an increase or decrease in the percentage of the securities being sought or consideration offered is first published, sent or given to Shareholders. The Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the
Expiration Date.
The Fund has the right to repurchase Shares from a Shareholder if the Board determines that the repurchase is in the best interests of the Fund or upon the occurrence of certain events specified in the Fund’s Declaration of Trust.
If a Shareholder submits Shares for repurchase by the Fund in accordance with the tender offer procedures and the Fund has not repurchased all of those Shares within two years from the Valuation Date of the applicable repurchase offer period, then the Fund will, in accordance with the terms of its Declaration of Trust, be dissolved and liquidated. See “Repurchases and Transfers of Shares
–
No Right of Redemption” and “
–
Repurchases of Shares.”
Special Risk Considerations
The following describes various principal risks of investing in the Fund. A more detailed description of these and other risks of investing in the Fund are described under “Risk Factors” in this prospectus and under “Investment Risks” in the
Fund’s Statement of Additional Information.
Rescission Offer Risk
It is not certain that the Rescission Offer will have the effect of barring claims relating to the Covered Shares. If a person accepts the Rescission Offer, but subsequently asserts a claim against the Fund for an additional remedy, the Fund would expect to assert that the person’s acceptance of the Rescission Offer eliminated any liability the Fund otherwise may have had to that person under Section 12 of the Securities Act. Should the Rescission Offer be rejected, the Fund may continue to be contingently liable for rescission or damages under federal law. Generally, the statute of limitations for enforcement of federal statutory rescission rights by a security holder is one (1) year commencing on the date of the sale of the security sold in violation of the federal registration requirements. The Fund intends to assert among other defenses, in any litigation initiated by a shareholder who does not accept the Rescission Offer, that such shareholder is estopped or otherwise precluded from asserting such a claim. In addition, the Rescission Offer will not prevent regulators from pursuing enforcement actions or imposing penalties and fines against the Fund with respect to any violations of securities laws.
A significant percentage of the Fund’s Shares are owned by a small number of large shareholders. Although affected shareholders are not required to accept the Rescission Offer and may remain invested in the Fund, acceptance of the
Rescission Offer by a large percentage of the Fund’s shareholders could negatively impact the ability of the Adviser to continue to meet the Fund’s investment objective. Outflows connected with the Rescission Offer could cause the Fund to sell securities at inopportune times potentially negatively impacting the Fund’s NAV and otherwise adversely impact performance.
In connection with the potential acceptance of the Rescission Offer by one or more shareholders, the Adviser is considering various options to recommend to the Board, including the liquidation of the Fund in accordance with its
Declaration of Trust, which allows for ratable distribution among all shareholders, as well as the deregistration of the Fund under the 1940 Act and the Fund’s Shares under the Securities Act. Any such change, if adopted by the Board (and, if required, by Shareholders), could materially affect the Fund and its operations.

For U.S. federal income tax purposes, if a shareholder accepts the Rescission Offer for Covered Shares, the Fund intends to treat the transaction as a taxable redemption of the Covered Shares, with the redemption price equal to the sum of the original purchase price of the Covered Shares plus the amount of interest paid in respect of the original purchase price of the Covered Shares. However, the law applicable to the Rescission Offer is unclear, and the Fund has not received a ruling from the Internal Revenue Service (the “IRS”) to that effect. Thus, the IRS is not precluded from successfully asserting a contrary position or otherwise recharacterizing the transaction in whole or in part. For example, the IRS may recharacterize the Rescission Offer as a non-taxable repayment of an accepting shareholder’s original purchase price, plus the payment of interest, which would be taxable as ordinary income to shareholder accounts which are otherwise subject to tax.
Risk of Non-Diversified Fund

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. In certain situations, being non-diversified may reduce the Fund’s credit risk by enabling it to avoid investing in certain countries, regions or sectors that exhibit above average credit risk. However, being non-diversified may also increase the Fund’s risk by magnifying the impact (positively or negatively) that only one issuer has on the Fund’s share price and performance.
Risk of Investing In Trade Finance Related Securities
The Fund pursues its investment objective by investing primarily in trade finance, structured trade finance, export finance and project finance or related obligations of companies or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets. As such, the Fund is subject to all of the risks typical to investments generally made in emerging markets, in addition to risks specific to the trade finance asset class.
Emerging Markets.
The Fund will make investments in emerging markets. Investors should be aware that the risks associated with an investment in emerging markets are higher than those attached to similar investments in developed countries. Investment in emerging markets involves risk factors and special considerations which may not be typically associated with investing in more developed markets and are likely to include but not be restricted to the following:
Political and Economic Factors:
Political and economic change and instability may be more likely to occur and have a greater effect on the economies and markets of emerging countries. Government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in the laws and regulations of the relevant country could result in losses. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment in a foreign security.

Status of Loan Markets:
In comparison with more developed primary and secondary loan markets, the emerging market loan market is smaller, may experience reduced liquidity and as a result potentially more volatile securities prices. This may result in greater volatility in the net asset value of the Fund than would be the case if the investments were made in more developed markets. In addition, different transaction settlement and clearing procedures, safe custody and registration procedures may be underdeveloped enhancing the chance of an error, fraud or default, causing losses to the
Fund. Such underdeveloped procedures may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. In addition, custodial expenses for emerging market securities are generally higher than for developed market securities.
Legal Considerations:
The legal infrastructure and accounting, auditing and reporting standards in emerging markets may not provide the same degree of investor information or protection as would generally apply in more developed markets. Certain investments in particular emerging markets may be subject to restrictions which may limit the availability of attractive investment opportunities to the Fund. Furthermore, emerging markets are generally not as efficient as those in more developed countries. In some cases, a market for the security may not exist locally and therefore transactions may need to be made on a neighboring exchange.
Costs:
Emerging markets securities may incur brokerage or stock transfer taxes or other withholding taxes levied by foreign governments which may have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale.
Regulation:
The issuers of emerging markets securities or borrowers in emerging market countries, such as companies, banks and other financial institutions, may be subject to less stringent regulation than would be the case for issuers in developed countries, and therefore potentially carry greater risk.
Accounting Reporting Standards:
The issuers of emerging market securities or borrowers in emerging market countries, such as companies, banks and other financial institutions, may be subject to local accounting and audit practices. These may differ from international accounting practices leading to a greater risk of financial misreporting or misrepresentation.
Credit Ratings:
Emerging market loans are often unrated but may also be below investment grade (or “junk”
investments). The market values of corporate loans rated below investment grade and comparable unrated securities tend to be more sensitive to company-specific developments and changes in economic conditions than for higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service debt obligations during an economic downturn may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater than in the case of investment-grade securities. These securities may be subordinated to the prior payment of senior or secured indebtedness.
Taxation:
Taxation of interest received by the Fund with respect to emerging market borrowers may be subject to foreign taxes that may or may not be reclaimable. Trade finance related securities may include methods to minimize such risks but no assurance can be given that such techniques will be successful. In addition, markets in which the Fund invests may have less well developed or defined tax laws and procedures than in more developed markets and this may adversely affect the level of tax suffered by investment in those markets. This may also include the imposition of retroactive taxation which had not reasonably been anticipated in the valuation of the assets of the Fund. This may result in uncertainty which could necessitate significant provisions being made for foreign taxes in the calculation of the NAV of the Fund. The Fund intends to elect to be treated and to qualify each year as a regulated investment company (RIC) under the Internal Revenue
Code of 1986, as amended (the “Code”). In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Interest received by the Fund in connection with its trade finance related investments will be qualifying income for purposes of such requirements, but income from engaging in lending or other business activities would not be qualifying income. The Fund must take into account the distinction between these types of income in structuring its participation in trade finance related investments.
Additional risks associated with investing in foreign securities, and emerging markets in particular, are discussed below under “Risks of Foreign Investing.”
Transportation and Warehousing Risk.
Because of the transaction structuring involved, certain of the Fund’s investments will be backed by commodities or other trade finance goods in transit or held in warehouses or physical assets such as plant or land. Negligence and fraud are always significant risks in transactions involving the financing of such assets. The Fund may use methods to minimize such risks but no assurance can be given that such efforts will be successful.

Legal Risk.
Laws in emerging markets may be less sophisticated than in developed countries. Accordingly the Fund may be subject to additional legal risks concerning its investments in the underlying trade finance related security and in particular the effectiveness of various legal contracts that form the trade finance related security such as loan documentation, local law security agreements and collateral management arrangements. These include, but are not limited to, inadequate investor protection, unclear or contradictory legislation or regulations and lack of enforcement thereof, ignorance or breach of legislation or regulations on the part of other market participants, lack of legal redress and breaches of confidentiality. It may be difficult to obtain and enforce a judgment in certain emerging markets against borrowers or against local assets which provide collateral or security in support of a specific investment in a trade finance related security in which the Fund may be invested.
Collateral Price Risk
.
Many investment transactions may be supported or secured by underlying collateral, which may include primary commodities, and other secondary or tertiary goods or physical assets. The price of this commodity or asset collateral may be highly volatile in terms of value or subject to illiquidity at the time of a required sale.
Liquidity
.
Trade finance investments are not listed on any stock exchange or securities market, and the established or recognized market (if any) for the investments may be relatively small and/or poorly developed, therefore trades may only be executed on a matched bargain basis and prices may not be published or be readily available from an independent price source.
Market Risk.
The profitability of the investment strategy of the Fund may depend on correct assessments of the future course of credit spreads of trade finance loans and other investments by the Fund’s Adviser. There can be no assurance that the Fund’s Adviser will be able to accurately predict such price movements.
Specificity of Certain Investments.
Certain securities in particular jurisdictions may only be held by entities (often banks) resident in those jurisdictions, and not directly by the Fund. Depending on the existence or otherwise and local interpretation of trust or fiduciary laws in the relevant jurisdiction, the Fund may have the risk of such entity holding or registering such security. In the event of the insolvency of such an entity, the Fund may only rank as an unsecured creditor and the whole or part of such security may be lost.
The Fund may also acquire participations, sub-participations or other interests in emerging market debt, where the additional performance risk of the grantor of such interest will be taken, as well as the risk of the underlying emerging market debt. In the event of the insolvency of the grantor, the relevant Fund would only rank as an unsecured creditor and the whole or part of the relevant investments may be lost.
Interest Rate Risk
Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. The duration of a fixed-income security may be equal to or shorter than the stated maturity of a fixed-income security. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Duration measures the price sensitivity of a fixed-income security given a change in interest rates. For example, if a fixed-income security has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the security’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the security’s value to increase about 3%.
Issuer Credit Risk
It is possible that interest or principal on securities will not be paid when due. Non-investment grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the
Fund’s portfolio holdings, its share price and its performance.
Many fixed-income securities receive credit ratings from nationally recognized statistical rating organizations
(NRSROs) such as Fitch Rating Service, Moody’s Investor Services, Inc. and Standard & Poor’s that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO’s assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund’s portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
Counterparty Credit Risk
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Prepayment and Extension Risk
During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the Fund to reinvest in lower-yielding debt instruments. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
When interest rates rise, borrowers are less likely to prepay principal. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities when interest rates rise.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Liquidity Risk
Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received any credit ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.
Noninvestment-grade securities generally have less liquidity than investment-grade securities.
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.
Loan instruments may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete. Thus, transactions in loan instruments may take longer than seven days to settle. This could pose a liquidity risk to the Fund and, if the Fund’s exposure to such investments is substantial, could impair the Fund’s ability to meet shareholder redemptions in a timely manner.
Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the instrument. Loans and other forms of indebtedness may be structured such that they are not securities under securities laws. As such, it is unclear whether loans and other forms of direct indebtedness offer securities law protections, such as those against fraud and misrepresentation. In the absence of definitive regulatory guidance, while there can be no assurance that fraud or misrepresentation will not occur with respect to the loans and other investments in which the Fund invests, the Fund relies on the Adviser’s research in an attempt to seek to avoid situations where fraud or misrepresentation could adversely affect the Fund.
Risk Associated with Noninvestment-Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

Sector Risk
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Risk Related to the Economy
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the
Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects, which could negatively impact the Fund’s performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged. Among other investments, lower-grade bonds and loans may be particularly sensitive to changes in the economy.
Epidemic and Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally
. This coronavirus has resulted in
,
and may continue to result in, closed
borders,
enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty.
The impact of this coronavirus
has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, including certain Fund service providers and issuers of the Fund’s investments, and the markets in general in significant and unforeseen ways.
In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such instruments.
Any such impact could adversely affect the
Fund’s performance.
Geopolitical Risk
Global economic, political and financial conditions, war or other military action or political or economic sanctions, may, from time to time, and for varying periods of time, cause volatility, illiquidity, shareholder repurchase requests, loss of value, or other potentially adverse effects in the financial markets, including the fixed-income market. In particular, as a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession.

Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.
Risk of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.
Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.
Since many loan instruments involve parties (for example, lenders, borrowers and agent banks) located in multiple jurisdictions outside of the United States, there is a risk that a security interest in any related collateral may be unenforceable and obligations under the related loan agreements may not be binding.
Currency Risk
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. The Adviser and
Sub-Adviser attempt to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the
U.S. dollar relative to other currencies.
Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency.
Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the
Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser and Sub-Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law.
Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Leverage Risk
Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
Risk of Investing in Derivative Contracts and Hybrid Instruments
The Fund may use currency forwards for hedging purposes. In addition, although not generally anticipated, the Fund reserves the flexibility to use other derivative contracts and/or hybrid instruments to implement elements of its investment strategy. The Fund’s exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference
Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to the Fund and its Shareholders. For example, derivative contracts and hybrid instruments may cause the
Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to Shareholders. In addition, under certain circumstances certain derivative contracts and hybrid instruments may cause the Fund to: (a) incur an excise tax on a portion of the income related to those contracts and instruments; and/or (b) reclassify, as a return of capital, some or all of the distributions previously made to Shareholders during the fiscal year as dividend income. Fifth, a common provision in
OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant Shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Sixth, the Fund may use a derivative contract to benefit from a decline in the value of a Reference
Instrument. If the value of the Reference Instrument declines during the term of the contract, the Fund makes a profit on the difference (less any payments the Fund is required to pay under the terms of the contract). Any such strategy involves risk. There is no assurance that the Reference Instrument will decline in value during the term of the contract and make a profit for the Fund. The Reference Instrument may instead appreciate in value creating a loss for the Fund. Seventh, a default or failure by a CCP or an FCM (also sometimes called a “futures broker”), or the failure of a contract to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting derivative positions, accessing margin or fully implementing its investment strategies.
The central clearing of a derivative and trading of a contract over a SEF could reduce the liquidity in, or increase costs of entering into or holding, any contracts. Finally, derivative contracts and hybrid instruments may also involve other risks described in this Prospectus, such as interest rate, credit, currency, liquidity and leverage risks.
Illiquidity of Shares
The Fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The Fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. Because the Fund is a closed-end investment company, Shares in the Fund may not be tendered for repurchase on a daily basis, and they may not be exchanged for shares of any other fund. Although the Fund, at the discretion of the Board, will consider whether to make periodic repurchase offers of its outstanding Shares at net asset value, Shares are significantly less liquid than shares of funds that trade on a stock exchange. There is no guarantee that you will be able to sell all of your Shares that you desire to sell in any particular repurchase offer.

Potential Consequences of Regular Repurchase Offers
The Fund’s repurchase offer policy may have the effect of decreasing the size of the Fund over time absent significant new investments in the Fund. It may also force the Fund to sell assets it would not otherwise sell and/or to maintain an increased amount of cash or liquid investments at times. It may also reduce the investment opportunities available to the
Fund and cause its expense ratio to increase. In addition, because of the limited market for certain of the Fund’s private securities, the Fund may be forced to sell its more liquid securities, in order to meet cash requirements for repurchases.
This may have the effect of substantially increasing the Fund’s ratio of relatively more illiquid securities to relatively more liquid securities for the remaining investors.
Large Shareholder Risk
A significant percentage of the Fund’s Shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser or an affiliate of the Adviser may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or
sell securities at inopportune times
in order to meet
purchase or
redemption requests. Investments in the Fund by other investment companies also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquiring fund. For example, a conflict of interest can arise due to the possibility that the investment adviser to the acquiring fund could make a decision to redeem the acquiring fund’s investment in the Fund. In the case of an investment by an affiliated fund, a conflict of interest can arise if, because of the acquiring fund’s investment in the Fund, the Fund is able to garner more assets from third-party investors, thereby growing the Fund and increasing the management fees received by the Adviser, which could also be the investment adviser to the acquiring fund.
Technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Summary of Fund Expenses
The purpose of the table below is to help you understand all fees and expenses that you, as a Shareholder, would bear directly or indirectly.

Shareholder Transaction Expenses
Sales Load paid by you (as a percentage of offering price)	None
Annual Expenses (percentage of net assets attributable to Shares)
Management Fee	0.50%
Other Expenses 1	0.13%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver and/or Expense Reimbursements 2	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	0.44%
1

“Other Expenses” include the Fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses and are estimated for the current fiscal year.
2

The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund’s Shares (after the waivers and/or reimbursements) will not exceed 0.40% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) June 1, 2023; or
(b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
EXAMPLE
The following example illustrates the expenses that you would pay on a $1,000 investment in Shares, for the time periods indicated and then redeem or hold all of your Shares at the end of those periods assuming (1) total annual expenses of 0.66% of net assets attributable to the Shares and (2) a 5% annual return:*

1 Year	$ 7
3 Years	$ 21
5 Years	$ 37
10 Years	$ 82
The example should not be considered a representation of future expenses.

Actual expenses may be higher or lower.
*

The example assumes that the Operating Expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) set forth in the Annual Expenses table above are as shown and remain the same for each year, and that all dividends and distributions are reinvested at net asset value.
The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Financial Information
The Financial Highlights will help you understand the Fund’s financial performance for its past ten
fiscal years or since
inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends or capital gains.
This information
,
except for the six-month period ended
September 30, 2022
,
has been audited by KPMG LLP, an
independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the
Annual Report. Information for the six-months ended
September 30, 2022
is unaudited
.

Financial Highlights
(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2022	Year Ended March 31,					Period Ended 3/31/2017 1
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.80	$9.92	$9.71	$9.98	$10.00	$10.02	$10.01
Income From Investment Operations:
Net investment income	0.17 2	0.19 2	0.25 2	0.39 2	0.45	0.28 2	0.02
Net realized and unrealized gain (loss)	0.00 3	(0.11)	0.22	(0.27)	(0.01)	0.02	0.00 3
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.08	0.47	0.12	0.44	0.30	0.02
Less Distributions:
Distributions from net investment income	(0.15)	(0.20)	(0.26)	(0.38)	(0.45)	(0.32)	(0.01)
Distributions from net realized gain	—	(0.00) 3	(0.00) 3	(0.01)	(0.01)	(0.00) 3	—
TOTAL DISTRIBUTIONS	(0.15)	(0.20)	(0.26)	(0.39)	(0.46)	(0.32)	(0.01)
Net Asset Value, End of Period	$9.82	$9.80	$9.92	$9.71	$9.98	$10.00	$10.02
Total Return 4	1.75%	0.80%	4.91%	1.13%	4.42%	3.04%	0.22%
Ratios to Average Net Assets:
Net expenses 5	0.41% 6	0.41%	0.71%	0.71%	0.70%	0.67%	0.34% 6
Net investment income	3.43% 6	1.94%	2.57%	3.94%	4.44%	2.74%	1.37% 6
Expense waiver/reimbursement 7	0.22% 6	0.22%	0.44%	0.32%	0.29%	0.34%	1.72% 6
Supplemental Data:
Net assets, end of period (000 omitted)	$560,786	$560,685	$39,835	$63,873	$51,680	$49,484	$70,873
Portfolio turnover 8	26%	36%	47%	73%	57%	39%	4%
1

Reflects operations for the period from January 31, 2017 (date of initial public investment) to March 31, 2017. During the period prior to date of initial public investment, a distribution of $0.012 per share was made to the Adviser.
2

Per share numbers have been calculated using the average shares method.
3

Represents less than $0.01.
4

Based on net asset value. Total returns for periods of less than one year are not annualized.
5

Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6

Computed on an annualized basis.
7

This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8

Securities that mature are considered sales for purposes of this calculation.
Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated March 31, 2022, and Semi-Annual
Report, dated September 30, 2022, both of which can be obtained free of charge.

The Fund
The Fund, which commenced operations on December 7, 2016, is a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund was organized as a Delaware statutory trust on June 30, 2016, pursuant to a Certificate of Trust, which is governed by the laws of the State of Delaware. The Fund has a limited operating history. The Fund’s principal office is located at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, and its telephone number is 1-855-328-0109. The
Fund’s investment adviser is Federated Investment Management Company (FIMC or the “Adviser”). Under the
supervision of the Adviser and oversight by the Board of Trustees of the Fund (the “Board”), Federated Hermes (UK) LLP
(the “Sub-Adviser”) will have day-to-day portfolio management responsibilities of the Fund.
Use of Proceeds
The net proceeds to the Fund will be invested in accordance with the Fund’s investment objectives and policies (as stated below) as soon as practicable. The Fund currently anticipates being able to do so, under normal circumstances, within three months after receipt. Pending investment of the net proceeds in accordance with the Fund’s investment objectives and policies, the Fund will invest in high-quality, short-term debt securities, cash and/or cash equivalents.
Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objectives and policies, the Fund would earn interest income at a modest rate. If the Fund’s investments are delayed, the first planned distribution could consist principally of a return of capital.
Investment Objective and Policies
Investment Objective
The investment objective of the Fund is to provide total return primarily from income.
While there is no assurance that the Fund will achieve its investment objective it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund pursues its investment objective primarily by investing in trade finance, structured trade, export finance, import finance, supply chain financing and project finance assets of entities, including sovereign entities (“trade finance related securities”). Trade finance related securities will be located primarily in, or have exposure to, global emerging markets. Under normal circumstances, the Fund anticipates that approximately 75% or more of its assets may be invested in trade finance related securities of companies or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets. Trade finance transactions refer to the capital needed to buy or sell, or import or export, products or other tangible goods. Project finance transactions are typically used to build something tangible or to expand existing plant capacity to produce more goods for trade; and the Fund typically invests in project finance deals when the project has been largely completed and goods are being produced for export (i.e., transactions are of a short-term nature).
Under normal circumstances, the Fund intends to hold its positions through to maturity. There are no limits on the
Fund’s average-weighted maturity. However, under normal conditions, the Fund is anticipated to have an average dollar-weighted maturity of not more than 24 months. The Fund’s investments in trade finance related securities are often unrated but may also be below investment grade (or “junk” investments).
Primary Investment Policies
The Adviser and Sub-Adviser believe that trade finance is a risk mitigated asset class and historically, while trade finance is not immune from default arising from credit or sovereign risk factors, during these periods of financial stress, treatment of trade finance creditors typically has been preferential either formally or informally as a result of:
◾
The underlying use or purpose of funds (critical imports or key exports, governmental economic priorities, etc.);
◾
The types of transactional security (export contracts, escrow accounts, inventory, fixed assets, etc.); and
◾
The recognition of the economic benefit that is derived from trade generally.
For purposes of this Prospectus, the Adviser and Sub-Adviser, are sometimes referred to together, as applicable, as the
“Fund’s Adviser.”
During sovereign and corporate restructurings, trade finance related securities can achieve differentiated treatment in a default and then recovery situation compared to other forms of debt.

The Fund’s investments are expected to consist primarily of loans, or similar instruments used to finance domestic and international trade and related infrastructure projects. These are expected to include, but not be limited to, facilities for pre-export finance, process and commodities finance, receivables financing, letters of credit and other documentary credits, promissory notes, bills of exchange and other negotiable instruments. The Fund may engage in such investments by way of purchase, assignment, participation, guarantee, insurance, derivative or any other appropriate financial instrument. The Fund invests only in funded letters of credit and other instruments that do not create unfunded commitments to lend.
The Fund may invest without limitation in securities and obligations for which there is no readily available trading market or which are otherwise illiquid, including trade finance securities and other fixed-income or derivative instruments.
The Fund may also take positions in traditional assets including bonds, (investment-grade or noninvestment-grade
(otherwise known as “junk bonds”)) debt securities, equities, foreign exchange instruments, as well as derivatives for the purposes set forth below. There can be no assurance that the Fund’s use of derivatives will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The instruments in which the Fund invests may be guaranteed by the U.S. government. A substantial portion of the Fund’s investments will be in obligations of non-U.S. issuers or borrowers, including those of issuers in emerging markets.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in trade finance related securities. Up to 20% of the Fund’s assets may be invested in other types of fixed-income securities and money market instruments as described in this Prospectus. It is the Fund’s Adviser’s intent to focus the Fund’s investments in trade finance related securities.
Because the Fund refers to trade finance related securities in its name, it will notify Shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in trade finance related securities.
The Fund is non-diversified.
The Fund’s Adviser analyzes the risk-adjusted return characteristics of potential financings and conducts initial expected annual excess return calculations and due diligence analysis of the facility and the obligor to evaluate if they are appropriate investments. Analysis includes:
Origination.
Assess quality and track record of originator, define originator’s role in the transaction and define originator’s relationship with the borrower. At this stage, documents are reviewed such as, but not limited to: the offtake contracts, loan agreement, legal opinions, expert consultants’ reports, and insurance policies if applicable.
Obligor.
A thorough review of obligor including, but not limited to: credit analysis, shareholders, market position, access to capital markets and quality of audit/accounting firm. Typically, three years of audited financials and projections are required, among other credit-analysis tools to make this assessment.
Country.
A country’s credit rating, historic treatment of trade flows, the importance of the sector to this country and currency convertibility are all considered.
Sector.
Evaluated under the following considerations: Strategic priority, critical imports, foreign exchange earner, macro sector themes, and liquidity and tax/tariff issues.
Mitigants.
The proposed transaction is also evaluated by its ability to mitigate risks such as, but not limited to: country, production, quality, market, operational and payment issues risks, commodity, price, environmental, country and legal.
Documentation considerations are also examined closely.
The transaction is then analyzed for its portfolio suitability based upon:
Deal Structure.
Tenor, grace period, amortization schedule, drawing conditions and financing structure of the deal are thoroughly reviewed.
Deal Pricing.
Relative value of spreads to market, value for risk and return projections are carefully considered.
Portfolio.
The tenor, yield target and concentration of the Fund’s portfolio are carefully considered. Concentration analysis includes region, country, and sector and obligor structure.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet Shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Fund’s investment returns and/or the ability to achieve the
Fund’s investment objectives.

Primary Investment Types
The following provides general information on the Fund’s principal investments. The Fund’s Statement of Additional
Information (SAI) provides information about the Fund’s non-principal investments and may provide additional information about the Fund’s principal investments.
Trade Finance Related Securities
The Fund’s Adviser will attempt to identify opportunities and invest the Fund’s assets in trade finance related securities.
Specifically, these securities will consist of trade finance, structured trade finance, project finance or export finance transactions where there is a flow of goods or services (typically of a cross-border nature) and a financing need. These trade finance structures are subject to significant individual variation but typical structures may include but not be limited to the following:
Buyer’s credit.
An extension of credit typically made by a bank to a buyer of goods (i.e., importer) to finance the purchase of goods under a commercial contract of sale.
Contract frustration and trade credit indemnity.
An insurance policy issued by an insurer in favor of an insured
(typically a supplier or a bank) that provides conditional coverage to the insured against loss incurred as a result of non-payment/non-delivery by an obligor involved in a trade transaction.
Cross border leases.
Cross border leases, often structured with insignificant residual value.
Export credit agency financing.
A loan where an export credit agency act as lender, co-lender or guarantor.
Import finance.
An extension of credit made to an importer that finances his imports.
Inventory finance.
An extension of credit made to a borrowing entity (be it an importer or exporter) secured against the physical inventory held and owned by that borrower. The inventory may be held in a warehouse.
Letter of Credit (L/C).
A written undertaking, or obligation, of a bank made at the request of its customer (usually an importer) to honor or pay an exporter against presentation of trade documents that comply with terms specified in the letter of credit.
Multilateral agency financing.
A loan where a multilateral agency acts as either a lender or a co-lender. Such a loan may benefit from preferred creditor status in the event of shortages of foreign exchange that may be experienced by sovereign governments.
Pre-export finance.
An extension of credit to an exporter before export of the goods has taken place. This can be secured against the subject goods or sales proceeds, or unsecured.
Pre-payment agreement.
An extension of credit to an exporter where the source of pay-back is dependent on collections from the end purchaser. The difference between pre-export finance and a pre-payment agreement is that the latter arrangement may involve the buyer of the goods as a contractual party and is in effect a payment for goods in advance of delivery.
Promissory notes, bills of exchange and other forms of negotiable instrument.
A written promise to pay issued by
(or drawn on) an obligor in favor of a beneficiary.
Receivables.
Receivables or flows of receivables created in consideration for the transfer of goods and services.
Supplier Credit.
An extension of credit made by a supplier (or exporter) to an importer to finance a purchase of goods.
Banks or other lenders may purchase or participate in the credit instrument if the instrument permits transfer.
Trade finance related loans and other loan assignments and participations.
The Fund expects primarily to purchase
trade finance loans and other loans by assignment, transfer or novation from a participant in the original syndicate of lenders or from subsequent holders of such interests. When a loan is assigned, transferred or novated, the Fund generally is a lender of record on the loan agreement and has full voting rights per the loan agreement. The Fund may also purchase participations on a primary basis from a mandated lead arranger during the formation of the original syndicate making such loans. Loan participations typically represent direct participations in a loan to a corporate or other borrower, and generally are offered by banks or other financial institutions or on behalf of themselves or the lending syndicate. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate or other borrower and may assume the credit or counterparty risk associated with an interposed bank or other financial intermediary. In addition, the Fund will be subject to the requirements of each loan agreement, which may differ. Typically, however, taking action under a loan agreement requires action by more than one lender and, generally, no one lender, unless they are at least a majority lender, can act unilaterally.

Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount.
If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the fixed-income securities in which the Fund principally invests:
Treasury Securities (A Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having minimal credit risks.
Government Securities (A Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority.
Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are
supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan
Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and
Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities.
Although such a guarantee protects against credit risk, it does not eliminate it entirely or reduce other risks.
Corporate Debt Securities (A Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (“senior”) debt securities have a higher priority than lower ranking (“subordinated”) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust-preferred and capital-securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Asset-Backed Securities (A Fixed-Income Security)
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass-through certificates.
Lower-Rated, Fixed-Income Securities
Lower-rated, fixed-income securities are securities rated below investment grade (i.e., BB or lower) by a nationally recognized statistical rating organization (NRSRO). There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and securities whose issuers are in default.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. To the extent a Fund invests in securities included in its applicable broad-based securities market index, the Fund may consider an issuer to be based outside the
United States if the applicable index classifies the issuer as based outside the United States. Accordingly, the Fund may consider an issuer to be based outside the United States if the issuer satisfies at least one, but not necessarily all, of the following:
◾
it is organized under the laws of, or has its principal office located in, another country;
◾
the principal trading market for its securities is in another country;
◾
it (directly or through its consolidated subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country; or
◾
it is classified by an applicable index as based outside the United States.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
Foreign Government Securities (A Type of Foreign Fixed-Income Security)
Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the “World Bank”), the Asian
Development Bank, the European Investment Bank and the Inter-American Development Bank.
Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.
Derivative Contracts
Derivative contracts are financial instruments that
derive their value from underlying
securities, commodities,
currencies, indices, or other assets or instruments
,
including other derivative contracts
(each a “Reference Instrument” and
collectively, “Reference Instruments”).
The most common types of derivative contracts are swaps, futures and options, and major asset classes include interest rates, equities, commodities and foreign exchange.
Each party to a derivative contract
may sometimes be referred to as a
“
counterparty.
”
Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled”
derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash-settled” derivatives since they require
cash payments in lieu of delivery of the Reference Instrument.
Many derivative contracts are traded on
exchanges. In
these circumstances
, the
relevant
exchange sets all the terms of
the contract except for the price.
Parties to an exchange-
traded derivative contract make payments
through the exchange.
Most exchanges require
traders
to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects
traders
against
a
potential
default by their counterparty
. Trading contracts on an
exchange also allows
traders to hedge or mitigate certain risks or carry out more complex trading strategies by entering
into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC), meaning off-exchange, in transactions negotiated directly between the Fund and an eligible counterparty, which may be a financial institution. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded derivative contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange-traded contracts, especially in times of financial stress.
The market for swaps and other OTC derivatives was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Regulations enacted by the Commodity Futures Trading Commission (the “CFTC
”
) under the Dodd-Frank Act require the Fund to clear certain types of
swap contracts
(
including certain interest rate and credit default swaps
)
through a central clearinghouse known as
a derivatives clearing
organization
(
DCO
).
To clear a swap through
a DCO
, the Fund will submit the contract to, and post margin with, a futures commission merchant (FCM) that is a
clearinghouse
member. The Fund may enter into the swap with a
counterparty
other than the
FCM and arrange for the contract to be transferred to the FCM for clearing or enter into the contract with the FCM itself.
If the Fund must centrally clear a transaction, the CFTC’s regulations also generally require that the swap be executed on a registered exchange
(
either a designated contract
market
(
DCM)
or
swap execution facility
(
SEF
))
. Central clearing is
presently required only for certain swaps; the CFTC is expected to impose a mandatory central clearing requirement for additional derivative instruments over time.
DCOs
,
DCMs,
SEFs
and
FCMs
are all subject to regulatory oversight by the CFTC. In addition, certain
derivative
market participants
that act as market makers and engage in a significant amount of “dealing”
activity are also required to
register
as swap dealers
with the CFTC. Among other things,
swap
dealers
are subject to
minimum capital
requirements
and business conduct standards
and must also post and collect initial and variation margin on uncleared swaps with certain of their counterparties.
Because of this
,
if the Fund enters into uncleared swaps with any
swap dealers
,
it may
be subject to
initial and variation margin
requirements that could
impact
the Fund’s ability to enter into swaps in the OTC market
,
including making transacting in uncleared swaps significantly more expensive
.
At this point in time
,
most
of the Dodd-Frank Act
has been fully implemented,
though a small number of remaining
rulemakings are unfinished or are subject to phase-in periods. Any future regulatory or legislative activity would not necessarily have a direct, immediate effect upon the Fund, though it is within the realm of possibility that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them
less effective
.
Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument
and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the
Fund to credit risks in the event that a counterparty defaults on the contract, although this risk may be mitigated by submitting the contract for clearing through
a DCO, or certain other factors, such as collecting margin from the counterparty
.
As discussed above,
a counterparty’
s exposure under a derivative contract may in some cases be
required to be secured
with
initial
and/or
variation
margin (
a form of
“collateral”).
The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:
Futures Contracts (A Type of Derivative)
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a
Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a
Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument.
Futures contracts are considered to be commodity contracts. The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to the Fund and, therefore, is not subject to registration or regulation
as a commodity pool operator under the Act
with respect to the Fund. Futures contracts
traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as, currency futures and currency forward contracts.

Option Contracts (A Type of Derivative)
Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the
“exercise price”) during, or at the end of, a specified period. The seller (or “writer”) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or “exercises”) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
Swap Contracts (A Type of Derivative)
A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other
(swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference
Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common types of swaps in which the Fund may invest include, interest rate swaps, caps and floors, total return swaps, credit default swaps and currency swaps.
Other Investments, Transactions, Techniques
Hybrid Instruments
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference
Instrument (that is a designated security, commodity, currency, index or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.
Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the
Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Derivatives Regulation and Asset Coverage
The regulation of
the
U
.
S
.
and
non-
U.S.
derivatives
markets has undergone
substantial change in recent years and such
change may
continue
.
In addition
,
effective
August 19
,
2022
,
Rule 18f-4
(
the
“
Derivatives Rule
”
)
under the
1940 Act
replaced the asset segregation framework previously used by funds to comply with limitations on leverage imposed by the
Act.
The Derivatives Rule generally mandates that a fund either limit derivatives exposure to 10%
or less of its net assets
,
or
in the alternative implement:
(i)
limits on leverage calculated based value
-
at-risk
(
VAR);
(ii)
a
written derivatives risk
management program (DRMP) administered by a derivatives risk manager appointed by the Fund’s Board
,
including a
majority of the independent Board members,
that
is periodically reviewed by the Board;
and
(
iii)
new reporting and
recordkeeping requirements
.
Investment Ratings for Investment-Grade Securities
The Fund’s Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor’s, an NRSRO, assigns ratings to investment-grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Fund’s Adviser’s credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Fund’s Adviser will reevaluate the security, but will not be required to sell it.

Investment Ratings for NonInvestment-Grade Securities
Noninvestment-grade securities are rated below BBB- by an NRSRO. These bonds have greater economic, credit and liquidity risks than investment-grade securities.
Illiquid Securities
Illiquid securities are securities that the fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. These may include private placements, repurchase agreements that the Fund cannot dispose of within seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. These other investment companies, which may include shares of an affiliated fund, including a money market fund, are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interest for the Adviser to the Fund and the investment adviser to the acquired fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the acquired fund. In the case of an investment in an affiliated fund, a conflict of interest can arise if, because of the Fund’s investment in the acquired fund, the acquired fund is able to garner more assets, thereby growing the acquired fund and increasing the management fees received by the investment adviser to the acquired fund, which would either be the Adviser or an affiliate of the Adviser. However, the
Adviser believes that the benefits and efficiencies of making investments in other investment companies should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund may invest in money market securities directly.
Additional Information Regarding the Security Selection Process
As part of analysis in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have positive or negative impact on the risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. The Adviser may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers or guarantors on environmental, social and governance topics. This qualitative analysis does not automatically result in including or excluding specific securities but may be used by Federated Hermes as an additional input in its primary analysis.
Risk Factors
An investment in the Fund involves investment risks. Therefore, it is possible to lose some or all of your money by investing in the Fund. The following provides general information on the risks associated with the Fund’s principal investments. Any additional risks associated with the Fund’s non-principal investments are described in the Fund’s SAI.
The Fund’s SAI also may provide additional information about the risks associated with the Fund’s principal investments.
Rescission Offer Risk
It is not certain that the Rescission Offer will have the effect of barring claims relating to the Covered Shares. If a person accepts the Rescission Offer, but subsequently asserts a claim against the Fund for an additional remedy, the Fund would expect to assert that the person’s acceptance of the Rescission Offer eliminated any liability the Fund otherwise may have had to that person under Section 12 of the Securities Act. Should the Rescission Offer be rejected, the Fund may continue to be contingently liable for rescission or damages under federal law. Generally, the statute of limitations for enforcement of federal statutory rescission rights by a security holder is one (1) year commencing on the date of the sale of the security sold in violation of the federal registration requirements. The Fund intends to assert among other defenses, in any litigation initiated by a shareholder who does not accept the Rescission Offer, that such shareholder is estopped or otherwise precluded from asserting such a claim. In addition, the Rescission Offer will not prevent regulators from pursuing enforcement actions or imposing penalties and fines against the Fund with respect to any violations of securities laws.

A significant percentage of the Fund’s Shares are owned by a small number of large shareholders. Although affected shareholders are not required to accept the Rescission Offer and may remain invested in the Fund, acceptance of the
Rescission Offer by a large percentage of the Fund’s shareholders could negatively impact the ability of the Adviser to continue to meet the Fund’s investment objective. Outflows connected with the Rescission Offer could cause the Fund to sell securities at inopportune times potentially negatively impacting the Fund’s NAV and otherwise adversely impact performance.
In connection with the potential acceptance of the Rescission Offer by one or more shareholders, the Adviser is considering various options to recommend to the Board, including the liquidation of the Fund in accordance with its
Declaration of Trust, which allows for ratable distribution among all shareholders, as well as the deregistration of the Fund under the 1940 Act and the Fund’s Shares under the Securities Act. Any such change, if adopted by the Board (and, if required, by Shareholders), could materially affect the Fund and its operations.
For U.S. federal income tax purposes, if a shareholder accepts the Rescission Offer for Covered Shares, the Fund intends to treat the transaction as a taxable redemption of the Covered Shares, with the redemption price equal to the sum of the original purchase price of the Covered Shares plus the amount of interest paid in respect of the original purchase price of the Covered Shares. However, the law applicable to the Rescission Offer is unclear, and the Fund has not received a ruling from the Internal Revenue Service (the “IRS”) to that effect. Thus, the IRS is not precluded from successfully asserting a contrary position or otherwise recharacterizing the transaction in whole or in part. For example, the IRS may recharacterize the Rescission Offer as a non-taxable repayment of an accepting shareholder’s original purchase price, plus the payment of interest, which would be taxable as ordinary income to shareholder accounts which are otherwise subject to tax.
RISK OF NON-DIVERSIFIED FUND
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. In certain situations, being non-diversified may reduce the Fund’s credit risk by enabling it to avoid investing in certain countries, regions or sectors that exhibit above average credit risk. However, being non-diversified may also increase the Fund’s risk by magnifying the impact (positively or negatively) that only one issuer has on the Fund’s share price and performance.
Risk of Investing In Trade Finance Related Securities
The Fund pursues its investment objective by investing primarily in trade finance, structured trade finance, export finance and project finance or related obligations of companies or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets. As such, the Fund is subject to all of the risks typical to investments generally made in emerging markets, in addition to risks specific to the trade finance asset class.
Emerging Markets.
The Fund will make investments in emerging markets. Investors should be aware that the risks associated with an investment in emerging markets are higher than those attached to similar investments in developed countries. Investment in emerging markets involves risk factors and special considerations which may not be typically associated with investing in more developed markets and are likely to include but not be restricted to the following:
Political and Economic Factors:
Political and economic change and instability may be more likely to occur and have a greater effect on the economies and markets of emerging countries. Government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in the laws and regulations of the relevant country could result in losses. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment in a foreign security.
Status of Loan Markets:
In comparison with more developed primary and secondary loan markets, the emerging market loan market is smaller, may experience reduced liquidity and as a result potentially more volatile securities prices. This may result in greater volatility in the net asset value of the Fund than would be the case if the investments were made in more developed markets. In addition, different transaction settlement and clearing procedures, safe custody and registration procedures may be underdeveloped enhancing the chance of an error, fraud or default, causing losses to the
Fund. Such underdeveloped procedures may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. In addition, custodial expenses for emerging market securities are generally higher than for developed market securities.
Legal Considerations:
The legal infrastructure and accounting, auditing and reporting standards in emerging markets may not provide the same degree of investor information or protection as would generally apply in more developed markets. Certain investments in particular emerging markets may be subject to restrictions which may limit the availability of attractive investment opportunities to the Fund. Furthermore, emerging markets are generally not as efficient as those in more developed countries. In some cases, a market for the security may not exist locally and therefore transactions may need to be made on a neighboring exchange.

Costs:
Emerging markets securities may incur brokerage or stock transfer taxes or other withholding taxes levied by foreign governments which may have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale.
Regulation:
The issuers of emerging markets securities or borrowers in emerging market countries, such as companies, banks and other financial institutions, may be subject to less stringent regulation than would be the case for issuers in developed countries, and therefore potentially carry greater risk.
Accounting Reporting Standards:
The issuers of emerging market securities or borrowers in emerging market countries, such as companies, banks and other financial institutions, may be subject to local accounting and audit practices. These may differ from international accounting practices leading to a greater risk of financial misreporting or misrepresentation.
Credit Ratings:
Emerging market loans are often unrated but may also be below investment grade (or “junk”
investments). The market values of corporate loans rated below investment grade and comparable unrated securities tend to be more sensitive to company-specific developments and changes in economic conditions than for higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service debt obligations during an economic downturn may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater than in the case of investment-grade securities. These securities may be subordinated to the prior payment of senior or secured indebtedness.
Taxation:
Taxation of interest received by the Fund with respect to emerging market borrowers may be subject to foreign taxes that may or may not be reclaimable. Trade finance related securities may include methods to minimize such risks but no assurance can be given that such techniques will be successful. In addition, markets in which the Fund invests may have less well developed or defined tax laws and procedures than in more developed markets and this may adversely affect the level of tax suffered by investment in those markets. This may also include the imposition of retroactive taxation which had not reasonably been anticipated in the valuation of the assets of the Fund. This may result in uncertainty which could necessitate significant provisions being made for foreign taxes in the calculation of the NAV of the Fund. The Fund intends to elect to be treated and to qualify each year as a RIC under the Code. In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Interest received by the
Fund in connection with its trade finance related investments will be qualifying income for purposes of such requirements, but income from engaging in lending or other business activities would not be qualifying income. The Fund must take into account the distinction between these types of income in structuring its participation in trade finance related investments.
Additional risks associated with investing in foreign securities, and emerging markets in particular, are discussed below under “Risks of Foreign Investing.”
Transportation and Warehousing Risk.
Because of the transaction structuring involved, certain of the Fund’s investments will be backed by commodities or other trade finance goods in transit or held in warehouses or physical assets such as plant or land. Negligence and fraud are always significant risks in transactions involving the financing of such assets. The Fund may use methods to minimize such risks but no assurance can be given that such efforts will be successful.
Legal Risk.
Laws in emerging markets may be less sophisticated than in developed countries. Accordingly the Fund may be subject to additional legal risks concerning its investments in the underlying trade finance related security and in particular the effectiveness of various legal contracts that form the trade finance related security such as loan documentation, local law security agreements and collateral management arrangements. These include, but are not limited to, inadequate investor protection, unclear or contradictory legislation or regulations and lack of enforcement thereof, ignorance or breach of legislation or regulations on the part of other market participants, lack of legal redress and breaches of confidentiality. It may be difficult to obtain and enforce a judgment in certain emerging markets against borrowers or against local assets which provide collateral or security in support of a specific investment in a trade finance related security in which the Fund may be invested.
Collateral Price Risk
.
Many investment transactions may be supported or secured by underlying collateral, which may include primary commodities, and other secondary or tertiary goods or physical assets. The price of this commodity or asset collateral may be highly volatile in terms of value or subject to illiquidity at the time of a required sale.
Liquidity
.
Trade finance investments are not listed on any stock exchange or securities market, and the established or recognized market (if any) for the investments may be relatively small and/or poorly developed, therefore trades may only be executed on a matched bargain basis and prices may not be published or be readily available from an independent price source.
Market Risk.
The profitability of the investment strategy of the Fund may depend on correct assessments of the future course of credit spreads of trade finance loans and other investments by the Fund’s Adviser. There can be no assurance that the Fund’s Adviser will be able to ac
curat
ely predict such price movements.

Specificity of Certain Investments.
Certain securities in particular jurisdictions may only be held by entities (often banks) resident in those jurisdictions, and not directly by the Fund. Depending on the existence or otherwise and local interpretation of trust or fiduciary laws in the relevant jurisdiction, the Fund may have the risk of such entity holding or registering such security. In the event of the insolvency of such an entity, the Fund may only rank as an unsecured creditor and the whole or part of such security may be lost.
The Fund may also acquire participations, sub-participations or other interests in emerging market debt, where the additional performance risk of the grantor of such interest will be taken, as well as the risk of the underlying emerging market debt. In the event of the insolvency of the grantor, the relevant Fund would only rank as an unsecured creditor and the whole or part of the relevant investments may be lost.
Interest Rate Risk
Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. The duration of a fixed-income security may be equal to or shorter than the stated maturity of a fixed-income security. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Duration measures the price sensitivity of a fixed-income security given a change in interest rates. For example, if a fixed-income security has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the security’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the security’s value to increase about 3%.
Issuer Credit Risk
It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the
Fund’s portfolio holdings, its share price and its performance.
Many fixed-income securities receive credit ratings from nationally recognized statistical rating organizations
(NRSROs) such as Fitch Rating Service, Moody’s Investor Services, Inc. and Standard & Poor’s that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO’s assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund’s portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
Counterparty Credit Risk
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
PREPAYMENT AND EXTENSION RISK
During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the Fund to reinvest in lower-yielding debt instruments. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
When interest rates rise, borrowers are less likely to prepay principal. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities when interest rates rise.

CALL RISK
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
LIQUIDITY RISK
Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received any credit ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.
Noninvestment-grade securities generally have less liquidity than investment-grade securities.
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.
Loan instruments may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete. Thus, transactions in loan instruments may take longer than seven days to settle. This could pose a liquidity risk to the Fund and, if the Fund’s exposure to such investments is substantial, could impair the Fund’s ability to meet shareholder redemptions in a timely manner.
Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the instrument. Loans and other forms of indebtedness may be structured such that they are not securities under securities laws. As such, it is unclear whether loans and other forms of direct indebtedness offer securities law protections, such as those against fraud and misrepresentation. In the absence of definitive regulatory guidance, while there can be no assurance that fraud or misrepresentation will not occur with respect to the loans and other investments in which the Fund invests, the Fund relies on the Adviser’s research in an attempt to seek to avoid situations where fraud or misrepresentation could adversely affect the Fund.
Risk Associated with Noninvestment-Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.
SECTOR RISK
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
RISK RELATED TO THE ECONOMY
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the
Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects, which could negatively impact the Fund’s performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged. Among other investments, lower-grade bonds and loans may be particularly sensitive to changes in the economy.
Epidemic and Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally
. This coronavirus has resulted in
,
and may continue to result in, closed
borders,
enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty.
The impact of this coronavirus
has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, including certain Fund service providers and issuers of the Fund’s investments, and the markets in general in significant and unforeseen ways.
In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such instruments.
Any such impact could adversely affect the
Fund’s performance.
Geopolitical Risk
Global economic, political and financial conditions, war or other military action or political or economic sanctions, may, from time to time, and for varying periods of time, cause volatility, illiquidity, shareholder repurchase requests, loss of value, or other potentially adverse effects in the financial markets, including the fixed-income market. In particular, as a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession.
Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.
Risk of
Foreign
Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.
Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.
Since many loan instruments involve parties (for example, lenders, borrowers and agent banks) located in multiple jurisdictions outside of the United States, there is a risk that a security interest in any related collateral may be unenforceable and obligations under the related loan agreements may not be binding.

Currency Risk
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. The Adviser and
Sub-Adviser attempt to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the
U.S. dollar relative to other currencies.
Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency.
Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the
Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser and Sub-Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law.
Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Leverage Risk
Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
Risk of Investing in Derivative Contracts and Hybrid Instruments
The Fund may use currency forwards for hedging purposes. In addition, although not generally anticipated, the Fund reserves the flexibility to use other derivative contracts and/or hybrid instruments to implement elements of its investment strategy. The Fund’s exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference
Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to the Fund and its Shareholders. For example, derivative contracts and hybrid instruments may cause the
Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to Shareholders. In addition, under certain circumstances certain derivative contracts and hybrid instruments may cause the Fund to: (a) incur an excise tax on a portion of the income related to those contracts and instruments; and/or (b) reclassify, as a return of capital, some or all of the distributions previously made to Shareholders during the fiscal year as dividend income. Fifth, a common provision in
OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant Shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Sixth, the Fund may use a derivative contract to benefit from a decline in the value of a Reference
Instrument. If the value of the Reference Instrument declines during the term of the contract, the Fund makes a profit on the difference (less any payments the Fund is required to pay under the terms of the contract). Any such strategy involves risk. There is no assurance that the Reference Instrument will decline in value during the term of the contract and make a profit for the Fund. The Reference Instrument may instead appreciate in value creating a loss for the Fund. Seventh, a default or failure by a CCP or an FCM (also sometimes called a “futures broker”), or the failure of a contract to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting derivative positions, accessing margin or fully implementing its investment strategies.
The central clearing of a derivative and trading of a contract over a SEF could reduce the liquidity in, or increase costs of entering into or holding, any contracts. Finally, derivative contracts and hybrid instruments may also involve other risks described in this Prospectus, such as interest rate, credit, currency, liquidity and leverage risks.
Illiquidity of Shares
The Fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The Fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. Because the Fund is a closed-end investment company, Shares in the Fund may not be tendered for repurchase on a daily basis, and they may not be exchanged for shares of any other fund.
Although the Fund, at the discretion of the Board, will consider whether to make periodic repurchase offers of its outstanding Shares at net asset value, Shares are significantly less liquid than shares of funds that trade on a stock exchange. There is no guarantee that you will be able to sell all of your Shares that you desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed by Shareholders holding Shares of the Fund, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for pro-ration may cause some investors to tender more Shares for repurchase than they otherwise would wish to have repurchased. In addition, in extreme cases, the Fund may not be able to complete repurchases due to the Fund’s holding of illiquid investments. In that event, you may be able to sell your Shares only if you are able to find an investor willing to purchase your Shares. Any such sale may have to be negotiated at unfavorable prices and must comply with applicable securities laws and must be approved by the Board. Due to the requirements regarding tenders offers and the frequency with which the Fund expects to offer to repurchase Shares, in the event the Fund makes repurchase offers it is unlikely that the Fund will be able to extend the expiration date of, or increase the amount of, any repurchase offer, which may result in an investor needing to subscribe to more than one repurchase offer to exit the Fund in the case of oversubscribed repurchase offers.
Potential Consequences of Regular Repurchase Offers
The Fund’s repurchase offer policy may have the effect of decreasing the size of the Fund over time from what it otherwise would have been absent significant new investments in the Fund. It may also force the Fund to sell assets it would not otherwise sell and/or to maintain increased amounts of cash or liquid investments at times. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase. In addition, because of the limited market for private securities held by the Fund, the Fund may be forced to sell its liquid securities in order to meet cash requirements for repurchases. This may have the effect of substantially increasing the Fund’s ratio of relatively more illiquid securities to relatively more liquid securities for the remaining investors. It is not the intention of the Fund to do this; however, it may occur.
Large Shareholder Risk
A significant percentage of the Fund’s Shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser or an affiliate of the Adviser may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or
sell securities at inopportune times
in order to meet
purchase or
redemption requests. Investments in the Fund by other investment companies also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquiring fund. For example, a conflict of interest can arise due to the possibility that the investment adviser to the acquiring fund could make a decision to redeem the acquiring fund’s investment in the Fund. In the case of an investment by an affiliated fund, a conflict of interest can arise if, because of the acquiring fund’s investment in the Fund, the Fund is able to garner more assets from third-party investors, thereby growing the Fund and increasing the management fees received by the Adviser, which could also be the investment adviser to the acquiring fund.

technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Management of the Fund
Board of Trustees
The management of the Fund, including general supervision of the duties performed by the Adviser under the Advisory
Agreement (each of which are defined below) and the Sub-Adviser under the Sub-Advisory Agreement (each of which are defined below), is the responsibility of the Fund’s board of trustees (the “Board”) under the laws of the State of Delaware.
The name and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations are set forth under “Management of the Fund” in the Statement of Additional Information.
The Adviser
Federated Investment Management Company acts as the Fund’s investment adviser (the “Adviser”) under an investment advisory agreement (the “Advisory Agreement”). Federated Advisory Services Company (FASC), an affiliate of the
Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the
Fund. The address of the Adviser and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Adviser is a direct wholly-owned subsidiary of Federated Hermes, Inc. (“Federated Hermes”), a publicly-held company. The Adviser and other advisory subsidiaries of Federated Hermes combined advise approximately 102 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds).
Federated Hermes’ assets under management totaled approximately $668.9 billion in assets as of December 31,
2022
.
Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with nearly 2,000 employees. Federated Hermes provides investment products to more than
11,000 investment professionals and institutions.
The Sub-Adviser
The Adviser has delegated daily management of some or all of the Fund assets to the Sub-Adviser, Federated
Hermes (UK) LLP, a limited liability partnership incorporated in England and Wales, (the “Sub-Adviser”) and an affiliate of the Adviser. For purposes of this Prospectus, the Adviser and Sub-Adviser, are sometimes referred to together, as applicable, as the “Fund’s Adviser.” The Sub-Adviser is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser’s address is 150 Cheapside, London EC2V 6ET, England.
Under the supervision of the Adviser and oversight by the Board and pursuant to a sub-advisory agreement between the
Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), Federated Hermes (UK) LLP, will act as sub-investment adviser to the Fund. The Sub-Adviser will have day-to-day portfolio management responsibilities of the Fund.
Federated Hermes (UK) LLP, a limited liability partnership incorporated in England and Wales, is a wholly owned
London based subsidiary of Federated Hermes, Inc., and is authorized and regulated by the U.K. Financial Conduct
Authority to provide investment management services. The Sub-Adviser advises approximately
6
registered investment
companies. The Sub-Adviser’s assets under management totaled approximately $
7.5
billion as of December 31,
2022
. The
Sub-Adviser’s assets under management are currently primarily comprised of assets from non-US domiciled funds, other pooled investment vehicles and separate accounts, such as UK registered money market funds and other accounts of institutional clients from the UK, Europe and certain other non-US jurisdictions.
The Fund’s Shareholder reports will contain information regarding the basis for the Board’s approval of the Fund’s
Advisory and Sub-Advisory Agreements. The Fund’s semi-annual reports for the six month periods ending each
September 30 and the annual reports for the fiscal years ending each March 31 discuss the Board’s annual evaluation and approval of those agreements, which typically occurs annually in May.
PORTFOLIO MANAGEMENT INFORMATION
Messrs. Ihab Salib, Christopher P. McGinley and Maarten Offeringa are the Fund’s portfolio managers responsible for managing the Fund’s overall investment program.
Ihab L. Salib, Senior Portfolio Manager
Ihab L. Salib, Senior Portfolio Manager, has been the Fund’s portfolio manager since its inception in
December
of 2016.

Mr. Salib is
Head of the International Fixed Income Group and
Head
of the Currency Management Committee. He is
responsible for day to day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with the Adviser or an affiliate since 1999; has worked in investment management since 1992; has managed investment portfolios since 2002. Education: B.A., State University of New York at Stony Brook.
Christopher P. McGinley,
Senior
Portfolio Manager
Christopher P. McGinley
,
Senior Portfolio Manager,
has been the Fund’s portfolio manager since
its inception in
December of 2016.
Mr. McGinley is Head of the Trade Finance Team and is responsible for day to day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with the Adviser or an affiliate since 2004;
has worked in investment management since 2005; has managed investment portfolios since 2009. Education: B.S.,
University of Pittsburgh; M.P.I.A., University of Pittsburgh.
Maarten Offeringa, Portfolio Manager
Maarten Offeringa
,
Portfolio Manager,
has been the Fund’s portfolio manager since July of 2019.
Mr. Offeringa is responsible for providing research and advice on sector allocation and security selection. He has been with the Adviser or an affiliate since 2018; has worked in financial services since 2002; has worked in investment management since 2018; has managed investment portfolios since 2019. Previous associations: Director, Bank of America
Merrill Lynch; Vice President, J.P. Morgan. Education: MA, Vrije Universiteit Amsterdam.
The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts and ownership of securities in the Fund.
Investment Advisory Agreement
Pursuant to an investment advisory agreement between the Adviser and the Fund, the Adviser will receive an annual fee in a maximum amount equal to 0.50% of the Fund’s average daily net assets (the “Management Fee”). The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Summary of Fund Expenses” table found in this Prospectus.
In addition to the Management Fee of the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing Shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.
Investment Sub-Advisory Agreement
The Adviser (and not the Fund) will pay to the Sub-Adviser compensation under the Sub-Advisory Agreement an annual fee equal to 0.39% of the average daily net assets of the Fund.
Administrative Agreement
Federated Administrative Services (“the Administrator”), a subsidiary of Federated Hermes, provides administrative personnel and services (including certain legal, compliance and financial administrative services) necessary to operate the
Fund. The Administrator’s address is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Administrator currently receives no compensation for providing administrative services to the Fund.
Distributions
The Fund intends to make quarterly distributions of net investment income, after payment of interest on outstanding borrowings, if any. The Fund will distribute annually any net short-term capital gain and any net capital gain (which is the excess of net long-term capital gain over short-term capital loss). Distributions to Shareholders cannot be assured, and the amount of each quarterly distribution is likely to vary. It is possible, although not intended, that distributions could exceed net investment income and net short-term and long-term capital gain, resulting in a return of capital.

Federal Income Tax Matters
The Fund intends to elect to be treated and to qualify each year as a RIC under the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:
◾
The Fund must derive in each taxable year at least 90% of its gross income from the following sources (i.e., qualifying income): (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in “qualified publicly traded partnerships” (as defined in the Code).
◾
The Fund must diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of: (I) any one issuer; (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses; or (III) any one or more “qualified publicly traded partnerships” (as defined in the Code).
As a RIC, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its Shareholders provided that it distributes each taxable year at least the sum of: (i) 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid; and (ii) 90% of the Fund’s net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its Shareholders.
In order to avoid incurring a 4% non-deductible federal excise tax obligation, the Code requires that the Fund distribute
(or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of: (i) 98%
of its ordinary income (and not taking into account any capital gain or loss) for such year; (ii) 98.2% of its capital gain net income (which is the excess of its realized net long term capital gain over its realized net short-term capital loss), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards; and (iii) 100% of any ordinary income and capital gain net income from the prior year (as previously computed) that were not paid out during such year and on which the Fund paid no federal income tax. While the Fund intends to distribute any ordinary income and capital gain in the manner necessary to minimize imposition of the 4%
excise tax, there can be no assurance that sufficient amounts of the Fund’s ordinary income and capital gain will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.
Distributions of any taxable net investment income and net short-term capital gain will generally be taxable as ordinary income. Distributions of the Fund’s net capital gain designated as capital gain dividends, if any, will be taxable to
Shareholders as long-term capital gains, regardless of the length of time they held their Shares. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Shares are held as a capital asset).
The Fund’s distributions generally will not qualify either for the dividends received deduction generally available to corporate taxpayers or as qualified dividend income subject to favorable tax treatment for individual taxpayers. “Qualified dividend income” means dividends received by the Fund from U.S. corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations and, when distributed by the Fund to individual Shareholders, such Shareholders satisfy certain holding period and other requirements in respect of their Fund Shares.
Dividends and other distributions declared by the Fund in October, November or December of any year and payable to
Shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the
Shareholders on December 31 of that year if the distributions are paid by the Fund during the following January.
Accordingly, those distributions will be taxed to Shareholders for the year in which that December 31 falls. The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Dividends and interest received,
and
gains realized,
by
the Fund on foreign securities may be subject to income,
withholding or other taxes imposed by foreign countries and U.S. possessions (collectively “foreign taxes”) that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.
The Fund believes that substantially all of its investments will generate qualifying income for purposes of the previously-mentioned 90% gross income requirement for treatment as a RIC under current federal income tax law.
Interest received by the Fund in connection with its trade finance investments will, by definition, be qualifying income for purposes of such requirements, but income from loan origination or other business activities would not be qualifying income. The Fund must take into account the distinction between these types of income to ensure when structuring its participation in trade finance investments that amounts received are for the use of money, not payment for services. Also, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a fund’s business of investing in stock or securities.
While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of the Fund’s foreign currency gains as non-qualifying income for RIC purposes, which may affect the Fund’s status as a RIC for all years to which such regulations are applicable.
The repurchase or transfer of Shares may result in a taxable gain or loss to the tendering Shareholder. Different tax consequences may apply for tendering and non-tendering Shareholders in connection with a repurchase offer. For example, if a Shareholder does not tender all of his or her Shares, such repurchase may not be treated as an exchange for
U.S. federal income tax purposes and may result in deemed distributions to non-tendering Shareholders. On the other hand, Shareholders who tender all of their Shares (including Shares deemed owned by Shareholders under constructive ownership rules) will be treated as having sold their Shares and generally will realize a capital gain or loss. Such gain or loss is measured by the difference between the Shareholder’s amount received and his or her adjusted tax basis of the
Shares. For non-corporate Shareholders, gain or loss from the transfer or repurchase of Shares generally will be taxable at a U.S. federal income tax rate dependent upon the length of time the Shares were held. Shares held for a period of one year or less at the time of such repurchase or transfer will, for U.S. federal income tax purposes, generally result in short-term capital gains or losses, and those held for more than one year will generally result in long-term capital gains or losses.
The foregoing briefly summarizes some of the material federal income tax consequences to Shareholders of investing in
Shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Unless otherwise noted, this discussion assumes that an investor is a U.S. person and holds the Shares as a capital asset. This discussion is based upon current provisions of the
Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations by the courts or the IRS retroactively or prospectively. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any pending or proposed tax law changes.
Dividend Reinvestment Plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the Fund, each Shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional Shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a
Shareholder’s intermediary (who should be directed to inform the Fund). A Shareholder is free to change this election at any time. If, however, a Shareholder elects to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A Shareholder whose Shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such Shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the Shareholder not participated in the DRP.

Shares will be issued pursuant to the DRP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the Fund within the above timeframe to be effective for that dividend or capital gain distribution. A Fund may terminate the DRP at any time upon written notice to the participants in the DRP. The Fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the Fund.
Description of Capital Structure
SUMMARY OF THE DECLARATION OF TRUST
An investor in the Fund will be a Shareholder of the Fund and his or her rights in the Fund will be established and governed by the Fund’s Declaration of Trust. The following is a summary description of additional items and of select provisions of the Declaration of Trust that may not be described elsewhere in this Prospectus or the SAI. The description of such items and provisions is not definitive and reference should be made to the complete text of the Declaration of Trust.
LIABILITY; INDEMNIFICATION
Under Delaware law and the Declaration of Trust, each Shareholder will be liable for the debts and obligations of the
Fund only to the extent of the value of such Shareholder’s Shares. The Declaration of Trust provides that the Trustees and the Adviser (including certain of its affiliates, among others) shall not be liable to the Fund or any of the Shareholders for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office or as otherwise required by applicable law.
The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the members and former members of the Board and the Adviser (including certain of its affiliates, among others) by the Fund
(but not by the Shareholders individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Fund. None of these persons shall be personally liable to any Shareholder by reason of any change in the federal or state income tax laws applicable to the Fund or its
Shareholders. The rights of indemnification and exculpation provided under the Declaration of Trust shall not be construed so as to limit liability or provide for indemnification of the members and former members of the Board and the Adviser
(including certain of its affiliates, among others) for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent
(but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Declaration of Trust to the fullest extent permitted by law.
AMENDMENT
The Declaration of Trust may generally be amended, in whole or in part, with the approval of a majority of the Trustees
(including a majority of the Independent Trustees, if required by the 1940 Act). Shareholders have the right to vote on any amendment: (i) affecting their right to vote granted under the Declaration of Trust; (ii) to the Declaration of Trust’s
amendment provision; (iii) for which such vote is required by law; and (iv) submitted to them by the Trustees.
TERM, DISSOLUTION AND LIQUIDATION
The Fund may be dissolved upon the affirmative vote of a majority of the Trustees without Shareholder approval, unless such approval is required by the 1940 Act. In doing so, the Trustees may: (i) sell the Fund’s assets to another entity in exchange for interests in the acquiring entity; or (ii) sell all of the Fund’s assets for cash. Following such liquidation, and after payments to creditors and payment of any Fund expenses, the Fund’s Shareholders are entitled to receive the proceeds of such sale, distributed in proportion to the number of Shares held by each Shareholder. Upon termination of the
Fund, the Fund will file a certificate terminating its existence as a Delaware statutory trust.
SHARES
General.
All Shares are sold at the most recently calculated net asset value per Share as of the date on which the purchase is accepted. The net asset value of a Share is determined by dividing the Fund’s aggregate net asset value by the number of Shares outstanding at the applicable date.

Reserves.
Appropriate reserves may be created, accrued, and charged against net assets for contingent liabilities as of the date the contingent liabilities become known to the Fund. Reserves will be in such amounts (subject to increase or reduction) that the Fund may deem necessary or appropriate. The amount of any reserve (or any increase or decrease therein) will be proportionately charged or credited, as appropriate, against net assets.
Voting.
Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such
Shareholder at a meeting of Shareholders called by the Board. Shareholders are entitled to vote on any matter as set forth in the Declaration of Trust and the 1940 Act. Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
Purchase Terms
The Fund currently intends to accept purchases of Shares as of the last business day of each calendar month, typically following 30 calendar days’ advance notice, or at such other times as may be determined by the Board. The 30 calendar day advance notice may be waived at the discretion of the Fund. The Board may discontinue accepting purchases on a monthly basis at any time. Any amounts received in connection with the offer of Shares and closings will promptly be placed in an escrow account prior to their investment in the Fund. All purchases are subject to the receipt of cleared funds prior to the applicable purchase date in the full amount of the purchase. Although the Fund may accept, in its sole discretion, a purchase prior to receipt of cleared funds, an investor may not become a Shareholder until cleared funds have been received. The investor must also submit a completed application before the applicable purchase date. The Fund reserves the right to reject any purchase of Shares and the Adviser may, in its sole discretion, suspend the offer of Shares at any time.
All Shares are sold at the most recently calculated net asset value per Share as of the date on which the purchase is accepted. The minimum initial investment in the Fund by any account is $100,000, and the minimum additional investment in the Fund is $25,000. The Fund may accept investments for a lesser amount under certain circumstances, as determined by the Adviser. Investors that are employees of the Adviser or its affiliates are eligible to invest in Shares and may be subject to lower minimum investments than other investors. Certain selling brokers, dealers or banks and financial advisors may impose higher or lower minimum investment levels or other requirements than those imposed by the Fund.
The investment minimum with respect to Shares purchased through an omnibus account, including an omnibus account of a bank, broker-dealer, trust company and plan recordkeeper, is calculated at the omnibus account level.
Except as otherwise permitted by the Fund, initial and any additional purchases of Shares of the Fund by any
Shareholder must be paid by wire, and all contributions must be transmitted by the time and in the manner that is specified in the application. Initial and any additional contributions to the capital of the Fund must be made in a single payment.
Although the Fund may, in its discretion, accept contributions of securities, the Fund does not currently intend to accept contributions of securities. If the Fund chooses to accept a contribution of securities, the securities would be valued in the same manner that the Fund values its other assets. Because of anti-money laundering concerns, the Fund will not accept investments made in cash. For this purpose, cash includes currency (i.e., coin or paper money), cashier’s checks, bank drafts, travelers’ checks, and money orders.
Financial intermediaries may also impose fees (subject to compliance with applicable FINRA rules), terms and conditions on investor accounts and investments in the Fund that are in addition to the fees, terms and conditions set forth in the Prospectus. Such terms and conditions are not imposed by the Fund, the Distributor or any other service provider of the Fund. Any terms and conditions imposed by a financial intermediary, or operational limitations applicable to such parties, may affect or limit a shareholder’s ability to subscribe for Shares, or otherwise transact business with the Fund.
Investors should direct any questions regarding terms and conditions applicable to their accounts or relevant operational limitations to the financial intermediary.
Determination of Net Asset Value
Pricing of Fund Shares
The net asset value of the Fund is determined as of the end of regular trading on the New York Stock Exchange (NYSE)
(normally, 4:00 p.m., Eastern time) each day the NYSE is open. The Fund calculates the NAV by valuing its assets, subtracting its liabilities and dividing the balance by the number of Shares outstanding. The Fund’s current NAV and/or public offering price may be found at
FederatedInvestors.com
, via online news sources and in certain newspapers.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the
Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation
Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations.
The
Valuation Committee is
also authorized
to
use
pricing specialists
to provide fair value evaluations of the current
value of certain investments for purposes of calculating the NAV, including most trade finance related securities and other debt securities. The Fund’s SAI discusses the methods used by pricing services and the Valuation Committee in
valuing investments.
When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the
Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.
In calculating its NAV, the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the
Adviser
.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and
ask
quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the
Adviser
.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the
Adviser
’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures generally described below.
There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Fair Valuation and Significant Events Procedures
The
Adviser,
acting through its Valuation Committee, is responsible
for determining the fair value of investments for
which market quotations are not readily available. The
Valuation Committee
is
comprised of officers of the
Adviser and
certain of the Adviser’s affiliated companies
and determines
fair value and
oversees
the calculation of the NAV. The
Valuation Committee is
also authorized
to
use
pricing services
to provide price
evaluations of the current
fair
value of
certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the
Adviser as the valuation designee
. The Board periodically reviews
the fair valuations made by
the Valuation Committee
.
The Board has also approved the Adviser’
s fair valuation and significant events procedures as
part of the Fund’s compliance program and will review
any changes made to the procedures. The Fund’s SAI discusses the methods used by pricing services and the Valuation Committee in valuing investments.
Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other
registered
funds to calculate their NAVs. The application of the fair value procedures to an investment
represents
a good faith determination of such investment’s fair value. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value could be materially different.
The
Adviser
also has adopted procedures requiring an investment to be priced at its fair value whenever the
Valuation
Committee
determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
◾
Announcements concerning matters such as acquisitions, recapitalizations or litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The
Valuation Committee is
also authorized
to
use
pricing services
to provide fair value evaluations of the current value
of certain investments for purposes of calculating the NAV. The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
The
Adviser
has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment
. The Board
periodically reviews
fair
valuations made in response to
significant
events
.
The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders.
Repurchases and Transfers of Shares
No Right of Redemption
No Shareholder or other person holding Shares acquired from a shareholder will have the right to require the Fund to repurchase those Shares. There is no public market for Shares, and none is expected to develop. With limited exceptions,
Shares are not transferable and liquidity normally will be provided only through repurchase offers that will be made from time to time by the Fund, as described below. Any transfer of Shares in violation of the Declaration of Trust, which requires Board approval of any transfer, will not be permitted and will be void. Consequently, Shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below. For information on the Fund’s policies regarding transfers of Shares, see “Repurchases, Mandatory Repurchases and Transfers
of Shares” in the SAI.
Repurchases of Shares
At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the
Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV on the relevant valuation date (each, a “Valuation Date”).
Each repurchase offer ordinarily will be limited to the repurchase of approximately 5-25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a
pro rata
basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the

Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer. The tender offer period will likely commence approximately 75 days prior to the date of repurchase by the Fund, with the Expiration Date (as defined below)
typically being approximately 45 days prior to the date of repurchase by the Fund.
In determining whether the Fund should repurchase Shares from Shareholders pursuant to written tenders, the Board will consider a variety of factors. The Board expects that the Fund will ordinarily offer to repurchase Shares from
Shareholders quarterly. The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than twenty (20) business days after the commencement date of the repurchase offer and at least ten
(10) business days from the date that notice of an increase or decrease in the percentage of the securities being sought or consideration offered is first published, sent or given to Shareholders. The Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. The Board will consider the following factors, among others, in making its determination:
◾
whether any Shareholders have requested to tender Shares to the Fund;
◾
the liquidity of the Fund’s assets;
◾
the investment plans and working capital requirements of the Fund;
◾
the relative economies of scale with respect to the size of the Fund;
◾
the history of the Fund in repurchasing Shares; and
◾
the economic condition of the securities markets.
The Fund has the right to repurchase Shares from a Shareholder if the Board determines that the repurchase is in the best interests of the Fund or upon the occurrence of certain events specified in the Fund’s Declaration of Trust.
The Fund will make repurchase offers, if any, to all of its Shareholders on the same terms. This practice may affect the size of the Fund’s offers. Subject to the Fund’s investment restriction with respect to borrowings, the Fund may borrow money or issue debt obligations to finance its repurchase obligations pursuant to any such repurchase offer.
Payment for repurchased Shares may require the Fund to liquidate a portion of its trading vehicle interests earlier than the Adviser would otherwise liquidate these holdings, which may result in losses, and may increase the Fund’s portfolio turnover.
When Shares are repurchased by the Fund, Shareholders will generally receive cash distributions equal to the value of the Shares repurchased. However, in the sole discretion of the Fund, the proceeds of repurchases of Shares may be paid by the in-kind distribution of securities held by the Fund, or partly in cash and partly in-kind. The Fund does not expect to distribute securities in-kind except in unusual circumstances, such as in the unlikely event that the Fund does not have sufficient cash to pay for Shares that are repurchased or if making a cash payment would result in a material adverse effect on the Fund or on Shareholders not tendering Shares for repurchase. See “Risk Factors
–
Illiquidity of Shares” and “Risk
Factors
–
Potential Consequences of Regular Repurchase Offers” for more information. Repurchases will be effective after receipt of all eligible written tenders of Shares from Shareholders and acceptance by the Fund.
Trading vehicles may be permitted to distribute securities in-kind to investors making withdrawals of capital. Upon the
Fund’s withdrawal of all or a portion of its interest in a trading vehicle, the Fund may receive securities that are illiquid or difficult to value, which may cause the Fund to incur certain expenses in connection with the valuation or liquidation of such securities. In such circumstances, the Adviser will determine whether to attempt to liquidate the security, hold it in the Fund’s portfolio or distribute it to investors in the Fund in connection with a repurchase by the Fund.
A repurchase in kind is less liquid than a cash redemption. If a repurchase is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.
Repurchase Procedures
The Fund generally will need to effect withdrawals from the trading vehicles to pay for the repurchase of the Fund’s
Shares. Due to liquidity restraints associated with the Fund’s investments in trading vehicles it is presently expected that, under the procedures applicable to the repurchase of Shares, Shares will be valued as of the applicable Valuation Date.
The Fund will generally pay the value of the Shares repurchased within approximately three business days after the
Valuation Date.
Under these procedures, Shareholders will have to decide whether to tender their Shares for repurchase in advance of
the calculation of the
Shares
’
NAV
as of
the Valuation Date,
which net asset value will be such Shares’ repurchase price
.
In addition, there will be a substantial period of time between the date as of which Shareholders must tender Shares and the date they can expect to receive payment for their Shares from the Fund.
As stated above, if a repurchase offer is oversubscribed by Shareholders who tender Shares for repurchase (and not increased), the Fund may repurchase only a
pro rata
portion of the Shares tendered by each Shareholder.

If a Shareholder submits Shares for repurchase by the Fund in accordance with the tender offer procedures and the Fund has not repurchased all of those Shares within two years from the Valuation Date of the applicable repurchase offer period, then the Fund will, in accordance with the terms of its Declaration of Trust, be dissolved and liquidated.
Repurchases of Shares by the Fund are subject to
Rule 13e-
4 under the Exchange Act
and will be made only in
accordance with such
rule
.
Mandatory Repurchase by the Fund
The Declaration of Trust provides that the Fund may repurchase Shares of a Shareholder or any person acquiring Shares from or through a shareholder under certain circumstances, including if: (i) ownership of the Shares by the Shareholder or other person will cause the Fund to be in violation of certain laws; (ii) continued ownership of the Shares may adversely affect the Fund; (iii) any of the representations and warranties made by a Shareholder in connection with the acquisition of the Shares was not true when made or has ceased to be true; or (iv) it would be in the best interests of the Fund to repurchase the Shares or a portion thereof. Notwithstanding the foregoing, involuntary repurchases will be conducted in accordance with Rule 23c-2 under the 1940 Act. Shareholders whose Shares, or a portion thereof, are repurchased by the
Fund will not be entitled to a return of any amount of sales load, if any, that may have been charged in connection with the
Shareholder’s purchase of the Shares.
Distribution Arrangements
The Distributor acts as the distributor of Shares on a best effort basis, subject to various conditions, pursuant to the terms of a General Distributor’s Agreement entered into with the Fund. Shares may be purchased through the Distributor or through advisers, brokers, dealers or banks that have entered into selling agreements with the Distributor. The
Distributor maintains its principal office at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
Shares are offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board.
Neither the Distributor nor any other adviser, broker, dealer or bank is obligated to buy from the Fund any of the Shares.
The Distributor does not intend to make a market in Shares. To the extent consistent with applicable law, the Fund has agreed to indemnify the Distributor and its affiliates and any brokers, advisers or banks and their affiliates that have entered into selling agreements with the Distributor against certain liabilities.
Shares are being offered only to investors that meet all requirements to invest in the Fund. The minimum initial investment in the Fund by an investor is $500,000, and the minimum additional investment in the Fund is $25,000. The minimum investment may be modified by the Fund from time to time. Investors that are employees of the Adviser or its affiliates are eligible to invest in Shares and may be subject to lower minimum investments than other investors.
The Fund is indirectly subject to a Financial Industry Regulatory Authority, Inc. (FINRA) cap on compensation paid to
FINRA member firms. The cap includes any sales load and distribution and servicing fee. The maximum compensation payable to all FINRA member firms (in the aggregate) participating in the Fund’s distribution will comply with FINRA
Rule 2341.
All investor funds for this closing of the sale of Shares and for closings of subsequent offerings will be deposited in an escrow account maintained by an escrow agent for the benefit of the investors. Funds held in the escrow account will not earn interest.
Custodian and Transfer Agent
State Street Bank & Trust Company is the custodian of the Fund and will maintain custody of the securities and cash of the Fund. State Street Bank & Trust Company maintains the Fund’s general ledger and computes net asset value per share daily.

SS&
C GIDS
, Inc. is the transfer agent and dividend disbursing agent of the Fund.
Legal Opinions
Certain legal matters in connection with the Shares will be passed upon for the Fund by K&L Gates LLP,
Boston, Massachusetts.
Reports To Shareholders
The Fund will send to Shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Independent Registered Public Accounting Firm
KPMG LLP is the independent registered public accounting firm for the Fund and will audit the Fund’s financial statements.

Additional Information
The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the
Registration Statement that the Fund has filed with the Securities Exchange Commission. The complete Registration
Statement may be obtained from the Securities Exchange Commission upon payment of the fee prescribed by its rules and regulations. The Statement of Additional Information can be obtained without charge by calling 1-855-328-0109.
Statements contained in this prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this prospectus forms a part, each such statement being qualified in all respects by such reference.
AUTHORIZED SHARES
As of the date of this Prospectus, there is only a single class of Shares authorized as follows:

(1) Title of Class	(2) Amount Authorized	(3) Amount held by the Fund or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Common	Unlimited	N/A	64,549,689.460

SPECIAL PROVISION FOR ABANDONED OR UNCLAIMED PROPERTY
Certain states, including the State of Texas, have laws that allow shareholders to designate a representative to receive
abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder’s financial intermediary
(if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on a state’s official website.

Appendix A: Hypothetical Investment and Expense Information
The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $1,000, assuming a 5% return each year, and no repurchase of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Summary of Fund Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED HERMES PROJECT AND TRADE FINANCE TENDER FUND
ANNUAL EXPENSE RATIO: 0.66%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$1,000.00	$50.00	$1,050.00	$6.74	$1,043.40
2	$1,043.40	$52.17	$1,095.57	$7.04	$1,088.68
3	$1,088.68	$54.43	$1,143.11	$7.34	$1,135.93
4	$1,135.93	$56.80	$1,192.73	$7.66	$1,185.23
5	$1,185.23	$59.26	$1,244.49	$7.99	$1,236.67
6	$1,236.67	$61.83	$1,298.50	$8.34	$1,290.34
7	$1,290.34	$64.52	$1,354.86	$8.70	$1,346.34
8	$1,346.34	$67.32	$1,413.66	$9.08	$1,404.77
9	$1,404.77	$70.24	$1,475.01	$9.47	$1,465.74
10	$1,465.74	$73.29	$1,539.03	$9.88	$1,529.35
Cumulative		$609.86		$82.24

Table of Contents for the Statement of Additional Information

Investment Strategy	1
Investments, Techniques, Risks and Limitations	1
Investment Risks	7
Investment Restrictions	12
Management of the Fund	14
Investment Advisory and Other Services	24
Portfolio Trading	32
Taxes	34
Other Information	37
Financial Information	38
Addresses	39

Federated Hermes Project and Trade Finance Tender Fund

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561
Contact us at
FederatedInvestors.com

or call 1-855-328-0109.
CUSIP 31424D104
Q453200 (
04
/
23
)
©
2023
Federated Hermes, Inc.

Statement of Additional Information
April __
,
2023

Federated Hermes Project and Trade Finance
Tender Fund

This Statement of Additional Information (SAI) is not a Prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Prospectus of Federated Hermes Project and Trade Finance Tender Fund dated
_________
,
2023
, as
supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with such prospectus, a copy of which may be obtained without charge by contacting your financial intermediary or calling the fund at 1-855-328-0109.
Contents
1	Investment Strategy
1	Investments, Techniques, Risks and Limitations
7	Investment Risks
12	Investment Restrictions
14	Management of the Fund
24	Investment Advisory and Other Services
32	Portfolio Trading
33	Taxes
36	Other Information
37	Financial Information
38	Addresses
Federated Hermes Project and Trade
Finance Tender Fund

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561
Contact us at
FederatedInvestors.com

or call 1-855-328-0109.
Federated Securities Corp., Distributor
Q453203 (
04
/
23
)
©
2023
Federated Hermes, Inc.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Fund’s Prospectus.
Investment Strategy
Primary investment strategies are described in the Prospectus. The following is a description of the various additional investment policies that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The Adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help to achieve the Fund’s investment objective.
The Fund may invest in equity securities, including common stocks, warrants, or rights. Additionally, the Fund may hold equity interests acquired in conjunction with investments in bonds, loans or other similar instruments of the same or a related issuer, which may include equity interests embedded in or attached to such instrument, equity interests that are separate investments in which the Fund has the ability to invest by virtue of its ownership in such instrument of the same or a related issuer, and equity interests received in respect of ownership of such instrument in connection with a financial restructuring or reorganization. Such investments may include, among other equity interests, common and preferred stock, warrants and stock participation rights.
Investments, Techniques, Risks and Limitations
The principal securities or other investments in which the Fund invests are described in the Fund’s Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment in which case there is no related disclosure in the Prospectus.
Securities Descriptions and Techniques
EQUITY SECURITIES
Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund invests.
Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.
Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed-income security.
Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United
States may issue securities comparable to common or preferred stock.
Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts (including foreign REITS and REIT-like entities) that lease, operate and finance commercial real estate. REITs in the United States are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a U.S. REIT’s ability to respond to changes in the commercial real estate market.
1

Warrants
Warrants give the Fund the option to buy the issuer’s equity securities at a specified price (the “exercise price”) at a specified future date (the “expiration date”). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities.
However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed-income securities in which the Fund invests. This information is either additional information in respect of a principal security referenced in the Prospectus or information in respect of a non-principal security (in which case there is no related disclosure in the Prospectus).
Mortgage-Backed Securities (MBS) (A Fixed-Income Security)
An MBS is a type of pass-through security, which is a pooled debt obligation repackaged as interests that pass principal and interest through an intermediary to investors. In the case of MBS, the ownership interest are issued by a trust and represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS are most commonly issued or guaranteed by the
U.S. government (or one of its agencies or instrumentalities) (“agency MBS”), but also may be issued or guaranteed by private entities (“non-agency MBS”). Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.
Most MBS make these payments monthly; however, certain MBS are backed by mortgage loans which do not generate monthly payments but rather generate payments less frequently.
The mortgage loan collateral for non-agency MBS consists of residential mortgage loans that do not conform to GSEs underwriting guidelines. Non-agency MBS generally offer a higher yield than agency MBS because there are no direct or indirect government guarantees of payment.
The non-agency and agency MBS acquired by the Fund could be secured by fixed-rate mortgages, adjustable-rate mortgages or hybrid adjustable-rate mortgages. Adjustable-rate mortgages are mortgages whose interest rates are periodically reset when market rates change. A hybrid adjustable-rate mortgage (“hybrid ARM”) is a type of mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. Hybrid ARMs are usually referred to by their fixed and floating periods. For example, a “5/1 ARM” refers to a mortgage with a five-year fixed interest rate period, followed by 25 annual interest rate adjustment periods.
DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that
derive their value from underlying
securities, commodities, currencies,
indices
or other assets or instruments
,
including other derivative contracts
(each a “Reference Instrument” and collectively,
“Reference Instruments”).
The most common types of derivative contracts are swaps, futures and options, and the major asset classes include interest rates, equities, commodities and foreign exchange.
Each party to a derivative contract may sometimes be
referred to as a
“
counterparty.
”
Some derivative contracts require payments relating to an actual, future trade involving the
Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument.
These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the
Reference Instrument.
2

Many derivative contracts are traded on
exchanges. In
these circumstances
, the
relevant
exchange sets all the terms of the
contract except for the price.
Parties to an exchange-
traded derivative contract make payments
through the exchange. Most
exchanges require
traders
to maintain margin accounts through their brokers to cover their potential obligations to the exchange.
Parties to the contract make
or collect
daily payments to the margin accounts to reflect losses (or gains)
,
respectively,
in the value
of their contracts. This protects
traders
against
a
potential
default by their counterparty
. Trading contracts on an exchange also
allows
traders to hedge or mitigate certain risks or carry out more complex trading strategies by entering into offsetting contracts.
For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open
(even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
The Fund may also trade derivative contracts over-the-counter (OTC)
,
meaning off-exchange,
in transactions negotiated
directly between the Fund and
an eligible counterparty, which may be
a financial institution. OTC contracts do not necessarily
have standard terms, so they may be less liquid and more difficult to close out
than exchange-traded
derivative
contracts. In
addition, OTC contracts with more specialized terms may be more difficult to value than exchange
-
traded contracts, especially in
times of financial stress.
The market for swaps and other OTC derivatives was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Regulations enacted by the
Commodity Futures Trading Commission (the
“
CFTC
”
) under the Dodd-Frank Act require the Fund to clear certain types of
swap contracts
(including certain interest rate and credit default swaps)
through a
central clearinghouse
known as a derivatives
clearing organization (DCO
).
To clear a swap through
a DCO
, the Fund will submit the contract to, and post margin with, a futures commission merchant
(FCM) that is a
clearinghouse
member. The Fund may enter into the swap with a
counterparty
other than the FCM and arrange
for the contract to be transferred to the FCM for clearing
or enter into the contract with the FCM itself. If the Fund must centrally clear a transaction, the CFTC’s regulations also generally require that the swap be executed on
a
registered exchange
(
either a
designated contract
market
(
DCM)
or
swap execution facility
(
SEF
))
. Central clearing is presently required only for certain
swaps
;
the CFTC is expected to impose a mandatory central clearing requirement for additional derivative instruments over time.
DCOs
,
DCMs,
SEFs
and
FCMs
are all subject to regulatory oversight by the CFTC. In addition, certain
derivative market
participants
that act as market makers, and engage in a significant amount of “dealing”
activity are as also required to register as
swap dealers with the CFTC. Among other things,
swap
dealers
are subject to
minimum capital
requirements and business
conduct standards
and must also post and collect initial and variation margin on uncleared swaps with certain of their counterparties.
Because of this
,
if the Fund enters into uncleared swaps with any
swap dealers
,
it may
be subject to
initial and
variation margin
requirements that could
impact
the Fund’s ability to enter into swaps in the OTC market
,
including making
transacting in uncleared swaps significantly
more expensive
.
At this point in time
,
most
of the Dodd-Frank Act
has been fully implemented,
though a small number of remaining
rulemakings are unfinished or are subject to phase-in periods. Any future regulatory or legislative activity would not necessarily have a direct, immediate effect upon the Fund, though it is within the realm of possibility that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective
.
Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference
Instrument
and may also expose the
Fund
to liquidity and leverage
risk
. OTC contracts also expose the Fund to credit
risk
in the
event that a counterparty defaults on the contract, although this risk may be mitigated by submitting the contract for clearing through
a DCO, or certain other factors, such as collecting margin from the counterparty
.
The Fund may invest in a derivative contract if it is permitted to own, invest in or otherwise have economic exposure to the
Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:
3

Futures Contracts (A Type of Derivative)
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference
Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the
Commodity Exchange Act with respect to the Fund and, therefore, is not subject to registration or regulation as a commodity
pool operator under the Act
with respect to the Fund. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.
Interest Rate Futures
An interest-rate futures contract is an exchange-traded contract for which the Reference Instrument is an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures contracts and Eurodollar futures contracts. The Reference Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The Reference Instrument for a Eurodollar futures contract is the London Interbank Offered Rate (commonly referred to as LIBOR); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.
Index Futures
An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference Instruments within the index.
Security Futures
A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security
(other than a Treasury security) or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.
Currency Futures and Currency Forward Contracts
A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specific price at some time in the future (commonly three months or more). A currency forward contract is not an exchange-traded contract and represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Currency futures and forward contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on currency futures and forward contracts if changes in currency rates do not occur as anticipated or if the Fund’s counterparty to the contract were to default.
Option Contracts (A Type of Derivative)
Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the “exercise price”) during, or at the end of, a specified period. The seller (or “writer”) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
The Fund may buy and/or sell the following types of options:
CALL OPTIONS
A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Fund may use call options in the following ways:
◾
Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and
◾
Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument. If the Fund writes a call option on a Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the
Reference Instrument over the exercise price plus the premium received.
4

Put Options
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:
◾
Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and
◾
Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.
The Fund may also buy or write options, as needed, to close out existing option positions.
Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).
Swap Contracts (A Type of Derivative Contract)
A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap)
the returns derived from Reference Instruments. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common swap agreements that the Fund may use include:
Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a “notional principal amount”) in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London
Interbank Offered Rate (commonly referred to as LIBOR) swap would require one party to pay the equivalent of the London
Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.
Caps and Floors
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.
Total Return Swaps
A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a
Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference Instrument. Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference Instrument increases, but receive payments from the other party if the value of that instrument decreases.
Credit Default Swaps
A credit default swap (CDS) is an agreement between two parties whereby one party (the “Protection Buyer”) agrees to make payments over the term of the CDS to the other party (the “Protection Seller”), provided that no designated event of default, restructuring or other credit related event (each a “Credit Event”) occurs with respect to Reference Instrument that is usually a particular bond, loan or the unsecured credit of an issuer, in general (the “Reference Obligation”). Many CDS are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or
“par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the “Deliverable Obligation”). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash-settled,”
which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the
Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection
Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the
Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as
5

Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable
Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference
Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference
Obligation and the Counterparty to the CDS.
Currency Swaps
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a “foreign exchange swap”).
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.
Hybrid Instruments
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference
Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security).
In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a
Reference Instrument.
Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the
Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference
Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument.
Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Credit Linked Note (A Type of Hybrid Instrument)
A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note
Issuer”) with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a “Reference Credit”). The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference
Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the
Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each a “Credit Event”)
with respect to the issuer of the Reference Credit; or (ii) the market value of the Reference Credit, if a Credit Event has occurred.
Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the
Reference Credit in the event of a Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds)
as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index or derivative contract (such as a credit default swap) can be used as the Reference Credit.
6

Equity Linked Note (A Type of Hybrid Instrument)
An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities, or an equity index (the “Reference Equity Instrument”). Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference Equity Instrument.
Derivatives
Regulation and
Asset
Coverage
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In addition, effective August 19, 2022, Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act replaced the asset segregation framework previously used by funds to comply with limitations on leverage imposed by the Act. The Derivatives
Rule generally mandates that a fund either limit derivatives exposure to 10% or less of its net assets, or in the alternative implement: (i) limits on leverage calculated based value-at-risk (VAR); and (ii) a written derivatives risk management program
(DRMP) administered by a derivatives risk manager appointed by the Fund’s Board, including a majority of the independent
Board members, that is periodically reviewed by the Board.
In accordance
with
the requirements of Section
18 of
the
1940
Act
,
any borrowings by
the Fund will
be made only to the
extent the value of its assets
,
less its liabilities other than borrowings
,
is equal to at least 300%
of all
of
its borrowings
(
the
“
300%
Asset Coverage Ratio
”)
.
The Derivatives Rule permits the Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding limitations on the issuance of senior securities under Section
18 of
the
1940 Act,
provided that the
Fund either (i)
treats these transactions as derivatives transactions under the Derivatives Rule, or (ii)
ensures that the 300% Asset
Coverage Ratio
with respect to
such transactions and any other borrowings in the aggregate.
While reverse repurchase
agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the Limited Derivatives Users exception
,
for funds subject to the
VAR testing
requirement
,
reverse
repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. See “Borrowing Money and Issuing Senior Securities” and “Additional
Information”
below
.
Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.
Investment Risks
There are many factors which may affect an investment in the Fund. The Fund’s principal risks are described in the
Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the
Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
EQUITY RISK
Equity risk is the risk that the value of securities held by the Fund will rise or fall over time. These fluctuations could be a sustained trend or a drastic movement. Historically, the equity market has moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make
7

anticipated dividend payments because, among other possible reasons, the issuer of the security experiences a decline in its financial condition. Furthermore, equity interests in an issuer held by the Fund may not be listed on public stock exchanges and therefore subject to risks typical of privately held equity. Finally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.
The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities.
However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.
REAL ESTATE INVESTMENT TRUST (REIT) RISK
Real estate investment trusts (REITs), including foreign REITS and REIT-like entities are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITS and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.
REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.
Effective for taxable years beginning after December 31, 2017, the Tax Cuts and Jobs Act generally allows individuals and certain non-corporate entities, such as partnerships, a deduction for 20% of qualified REIT dividends. Related regulations allow a
RIC to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met.
RISK OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund’s exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to the Fund and its shareholders. For example, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains
(which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. In addition, under certain circumstances, certain derivative contracts and hybrid instruments may cause the Fund to:
(a) incur an excise tax on a portion of the income related to those contracts and instruments; and/or (b) reclassify, as a return of capital, some or all of the distributions previously made to shareholders during the fiscal year as dividend income. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the
Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Sixth, the Fund may use a derivative contract to benefit from a decline in the value of a Reference Instrument. If the
8

value of the Reference Instrument declines during the term of the contract, the Fund makes a profit on the difference (less any payments the Fund is required to pay under the terms of the contract). Any such strategy involves risk. There is no assurance that the Reference Instrument will decline in value during the term of the contract and make a profit for the Fund. The Reference
Instrument may instead appreciate in value creating a loss for the Fund. Seventh, a default or failure by a CCP or an FCM (also sometimes called a “futures broker”), or the failure of a contract to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting derivative positions, accessing margin or fully implementing its investment strategies. The central clearing of a derivative and trading of a contract over a SEF could reduce the liquidity in, or increase costs of entering into or holding, any contracts. Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund’s Prospectus, such as interest rate, credit, currency, liquidity and leverage risks.
Asset-Backed Securities (ABS) Risk
The value of asset-backed securities (ABS) may be affected by certain factors such as interest rate risk, the availability of information concerning the pool of underlying assets and its structure, the creditworthiness of the servicing agent for the pool or the originator of the underlying assets and the ability of the servicer to service the underlying collateral. Under certain market conditions, ABS may be less liquid and may be difficult to value. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of ABS. Unscheduled prepayments of ABS may result in a loss of income if the proceeds are invested in lower-yielding securities. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many ABS, which increases the risk of depreciation due to future increases in market interest rates. ABS can also be subject to the risk of default on the underlying assets.
RISK ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund’s ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
REPURCHASES, MANDATORY REPURCHASES, AND TRANSFERS OF SHARES
Repurchase Offers
As discussed in the Prospectus, offers to repurchase Shares will be made by the Fund at such times and on such terms as may be determined by the Board in its sole discretion in accordance with the provisions of applicable law. Currently the Fund anticipates making quarterly tender offers. In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Board will consider various factors, including but not limited to those listed in the Prospectus, in making its determinations.
The Board will cause the Fund to make offers to repurchase Shares from shareholders pursuant to written tenders only on terms it determines to be fair to the Fund and to all shareholders or persons holding Shares acquired from shareholders. When the
Board determines that the Fund will repurchase Shares, notice will be provided to each shareholder describing the terms thereof, and containing information shareholders should consider in deciding whether and how to participate in such repurchase opportunity. Shareholders who are deciding whether to tender their Shares during the period that a repurchase offer is open may ascertain an estimated net asset value at the latest valuation date of their Shares from the Fund during such period. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for pro-ration may cause some shareholders to tender larger portions of their Shares for repurchase than they otherwise would wish to have repurchased, which may adversely affect others wishing to participate in the tender.
Mandatory Repurchases
As noted in the Prospectus, the Fund has the right to repurchase Shares of a shareholder or any person acquiring Shares from or through a shareholder under certain circumstances, provided that any mandatory repurchases will be conducted in accordance with Rule 23c-2 under the 1940 Act. Such mandatory repurchases may be made if:
◾
Shares have been transferred or such Shares have vested in any person by operation of law as the result of the death, dissolution, bankruptcy or incompetency of a shareholder; or
◾
ownership of Shares by a shareholder or other person will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; or
9

◾
continued ownership of such Shares may be harmful or injurious to the business or reputation of the Fund or the Adviser, or may subject the Fund or any shareholders to an undue risk of adverse tax or other fiscal consequences; or
◾
any of the representations and warranties made by a shareholder in connection with the acquisition of Shares was not true when made or has ceased to be true; or
◾
it would be in the best interests of the Fund and shareholders to repurchase Shares.
GREATER CHINA RISK
Although larger and/or more established than many emerging markets, the markets of the Greater China region function in many ways as emerging markets, and carry the high levels of risks associated with emerging markets. Direct investments in, or indirect exposure to, the Greater China region may be subject to the risks associated with trading on less-developed trading markets, in addition to acute political risks such as possible negative repercussions resulting from China’s relationship with
Taiwan or Hong Kong, restrictions on monetary repatriation, or other adverse government actions. The attitude of the Chinese government toward growth and capitalism is uncertain, and the markets of Hong Kong and China could be hurt significantly by any government interference or any material change in government policy. For example, the Chinese government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As export-driven economies, the economies of countries in the Greater China region are affected by developments in the economies of their principal trading partners. A downturn in these economies could slow or eliminate the growth of the economies of the Greater China region and adversely impact the
Fund’s investments.
COVENANT-LITE LOANS RISK
The Fund may invest in loans that may be “covenant lite.” This term typically refers to loans that lack, or contain fewer or contingent, financial maintenance covenants or other provisions intended to provide certain financial protections in favor of lenders as compared to other types of loans. Financial maintenance covenants generally require a borrower to satisfy certain financial metrics at regular intervals over the life of the loan. Loans that include financial maintenance covenants will typically require the borrower to provide a calculation of its financial maintenance covenants and other related financial information on a periodic basis, which permits the lender to monitor the borrower’s financial performance over time. The failure to satisfy a financial maintenance covenant as of any required testing period will result in a default and permit the lender, in certain circumstances, to exercise its rights and remedies against the borrower. Additionally, a lender may determine, based on a borrower’s financial maintenance covenant calculations, that a borrower is experiencing financial distress or decline, which typically permits the lender to engage in negotiations with the borrower or take other actions in order to mitigate losses.
Covenant-lite loans carry greater risks than loans with financial maintenance covenants because the borrower will generally have more flexibility with respect to its activities, and the Fund or lender may receive less frequent or less detailed financial reporting from the borrower and may experience greater delays and difficulties in enforcing its rights if the borrower’s financial performance declines, which may result in losses to the Fund. For example, if a default occurs, covenant-lite loans may exhibit diminished recovery values because the Fund or lender may not have had the opportunity to negotiate with the borrower prior to the default and otherwise may have limited financial information or a limited ability to intervene or obtain concessions from a borrower prior to default. Ultimately, these loans provide fewer protections in favor of the Fund, including with respect to the possibility of default, as well as a more limited ability to declare a default. These risks are particularly acute during a downturn in the credit cycle.
LIBOR Risk
Certain derivatives or debt securities, or other financial instruments in which the Fund may invest, utilize the London
Interbank Offered Rate (LIBOR) as the reference or benchmark rate for interest rate calculations.
LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. LIBOR has historically been quoted in multiple currencies and tenors using data reported by a panel of private-sector banks. Following allegations of rate manipulation in 2012 and concerns regarding its thin liquidity, the use of LIBOR came under increasing pressure, and in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR tenors, including some USD LIBOR tenors, on December 31, 2021, and will cease publishing the remaining and most liquid USD LIBOR tenors no later than June 30, 2023. Regulators have encouraged the development of and transition to the use of alternative reference or benchmark rates.
10

While the transition away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation of
LIBOR, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Further, the process for amending existing contracts or instruments to transition away from LIBOR remains unclear in the absence of global consensus.
It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events. However, neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks. For example, certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing
Rate (“SOFR”), which is a broad measure of secured overnight U.S. Treasury repo rates, or the Bloomberg Short-Term Bank
Yield Index (“BSBY”), a proprietary series of credit sensitive reference rates that incorporate bank credit spreads, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. In addition, regulators in foreign jurisdictions have proposed alternative replacement rates. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to alternative rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.
The effectiveness of multiple alternative reference rates as to one primary reference rate has not been determined. The effectiveness of alternative reference rates used in new or existing financial instruments and products has also not yet been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, and these effects could be experienced until the permanent cessation of the majority of USD LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate, including securities and other financial instruments held by the Fund. Further, the utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the Fund’s investment performance.
CYBERSECURITY AND OPERATIONAL RISK
Like other funds and business enterprises, Federated Hermes’ business relies on the security and reliability of information and communications technology, systems and networks. Federated Hermes uses digital technology, including, for example, networked systems, email and the Internet, as well as mobile devices and “cloud”-based service offerings, to conduct business operations and engage clients, customers, employees, products, accounts, shareholders and relevant service providers, among others. Federated Hermes, as well as its funds and certain service providers, also generate, compile and process information for purposes of preparing and making filings or reports to governmental agencies, or providing reports or statements to customers, and a cybersecurity attack or incident that impacts that information, or the generation and filing processes, can prevent required regulatory filings and reports from being made, or reports or statements from being delivered, or cause the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). The use of the Internet and other electronic media and technology exposes the Fund, the Fund’s shareholders, and the Fund’s service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber-events”). The work-from-home environment necessitated by the novel coronavirus (“COVID-19”) pandemic has increased the risk of cyber incidents given the increase in cyber attack surface stemming from the use of personal devices and non-office or personal technology.
Cyber-events can result from intentional (or deliberate) attacks or unintentional events by insiders (e.g., employees) or third parties, including cybercriminals, competitors, nation-states and “hacktivists,” among others. Cyber-events can include, for example, phishing, credential harvesting or use of stolen access credentials, unauthorized access to systems, networks or devices
(such as, for example, through “hacking” activity), structured query language attacks, infection from or spread of malware, ransomware, computer viruses or other malicious software code, corruption of data, exfiltration of data to malicious sites, the dark web or other locations or threat actors, and attacks (including, but not limited to, denial of service attacks on websites)
which shut down, disable, slow, impair or otherwise disrupt operations, business processes, technology, connectivity or website or Internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events on a daily basis. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. To date, cyber-events have not had a material adverse effect on the Fund’s business operations or performance.
11

Cyber-events can affect, potentially in a material way, Federated Hermes’ relationships with its customers, employees, products, accounts, shareholders and relevant service providers. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, damage to employee perceptions of the company, and additional compliance costs associated with corrective measures and credit monitoring for impacted individuals. A cyber-event can cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, generate or make filings or deliver reports or statements, calculate the Fund’s NAV, or allow shareholders to transact business or other disruptions to operations), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also can result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund’s investments to lose value.
The Fund’s Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. The Fund’s Adviser employs various measures aimed at mitigating cybersecurity risk, including, among others, use of firewalls, system segmentation, system monitoring, virus scanning, periodic penetration testing, employee phishing training and an employee cybersecurity awareness campaign. Among other service provider management efforts, Federated Hermes also conducts due diligence on key service providers relating to cybersecurity. Federated Hermes has established a committee to oversee Federated Hermes’ information security and data governance efforts, and updates on cyber-events and risks are reviewed with relevant committees, as well as Federated Hermes’ and the Fund’s Boards of Directors or Trustees (or a committee thereof), on a periodic (generally quarterly) basis (and more frequently when circumstances warrant)
as part of risk management oversight responsibilities. However, there is no guarantee that the efforts of Federated Hermes, the
Fund’s Adviser or its affiliates, or other service providers, will succeed, either entirely or partially as there are limits on
Federated Hermes’ and the Fund’s ability to prevent, detect or mitigate cyber-events. Among other reasons, the cybersecurity landscape is constantly evolving, the nature of malicious cyber-events is becoming increasingly sophisticated and the Fund’s
Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third-party service providers.
The Fund can be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Investment Restrictions
Investment Objective
The investment objective of the Fund is to provide total return primarily from income. The Fund’s investment objective is non-fundamental, meaning that it can be changed by the Board of Trustees without Shareholder approval. The Fund pursues its investment objective primarily by investing in trade finance, structured trade, export finance, import finance, supply chain financing and project finance assets of entities, including sovereign entities (“trade finance related securities”). Trade finance related securities will be located primarily in, or have exposure to, global emerging markets.
Investment LIMITATIONS
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the
1940 Act, any rule or order thereunder, or any Staff interpretation thereof.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
12

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities. The Fund may exercise its rights under agreements relating to such instruments, including the right to enforce security interests and to hold commodities acquired by reason of such enforcement until the commodities can be liquidated in an orderly manner.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended.
Lending
The Fund may not make loans to other persons, except by: (a) the acquisition of loans, loan interests, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objectives and policies; (b) entering into repurchase agreements; and (c) lending its portfolio securities.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry or group of industries. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any Staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act, which means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
APPLICATION OF CONCENTRATION RESTRICTION
In applying the Fund’s concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (c) asset-backed securities will be classified according to the underlying assets securing such securities; and (d) municipal securities shall exclude private activity municipal debt securities, which are principally backed by the assets and revenues of the non-governmental user of the funds generated by securities issuance.
Additional Information
To conform to the current view of the Staff that only domestic bank deposit instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a
U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments.” With respect to the “Borrowing Money and Issuing Senior
Securities” investment limitation, the 1940 Act currently requires that any indebtedness incurred by a closed-end investment
13

company have an asset coverage of at least 300% at the time of borrowing. In addition, the 1940 Act permits the Fund to issue senior securities as follows: (i) preferred shares which immediately after issuance will have asset coverage of at least 200%,
(ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted under the 1940 Act as described above. The 1940 Act currently defines “senior security” as any bond, debenture, note or similar obligation or instrument constituting a security and evidencing indebtedness and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. Debt and equity securities issued by a closed-end investment company meeting the foregoing asset coverage provisions are excluded from the general 1940 Act prohibition on the issuance of senior securities.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
Management of the Fund
Board of Trustees
The Board is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the
Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested”
Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Board members listed is
4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31,
2022
, the Federated
Hermes Complex consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Hermes Complex and serves for an indefinite term.
As of March 31, 2023, the Fund’s Board and Officers as a group owned less than 1% of the Fund’s outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any
Nominee Trustee.
◾
Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent
Trustee and to the Federated Hermes funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
◾
Desire and availability to serve for a substantial period of time, taking into account the Board’s current mandatory retirement age of 75 years.
◾
No conflicts which would interfere with qualifying as independent.
◾
Appropriate interpersonal skills to work effectively with other Independent Trustees.
◾
Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
◾
Diversity of background.
14

Interested Trustees Background and Compensation
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: August 2016
Principal Occupations:
Principal Executive Officer and President of certain
of the Funds in the Federated Hermes Complex; Director or Trustee of the
Funds in the Federated Hermes Complex; President, Chief Executive
Officer and Director, Federated Hermes, Inc.; Chairman and Trustee,
Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global
Investment Management Corp.; Chairman and Trustee, Federated Equity
Management Company of Pennsylvania; Trustee, Federated Shareholder
Services Company; Director, Federated Services Company.
Previous Positions:
President, Federated Investment Counseling; President
and Chief Executive Officer, Federated Investment Management Company,
Federated Global Investment Management Corp. and Passport
Research, Ltd.; Chairman, Passport Research, Ltd.
		$0	$0
Thomas R. Donahue* Birth Date: October 20,1958 Trustee Indefinite Term Began serving: August 2016
Principal Occupations:
Director or Trustee of certain funds in the
Federated Hermes Complex; Chief Financial Officer, Treasurer, Vice
President and Assistant Secretary, Federated Hermes, Inc.; Chairman and
Trustee, Federated Administrative Services; Chairman and Director,
Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling, and
Federated Investment Management Company; Director, MDTA LLC;
Director, Executive Vice President and Assistant Secretary, Federated
Securities Corp.; Director or Trustee and Chairman, Federated Services
Company and Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions:
Director, Federated Hermes, Inc.; Assistant Secretary,
Federated Investment Management Company, Federated Global
Investment Management Company and Passport Research, LTD; Treasurer,
Passport Research, LTD; Executive Vice President, Federated Securities
Corp.; and Treasurer, FII Holdings, Inc.
		$0	$0
*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: August 2016
Principal Occupations:
Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Complex; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held:
Director, KLX Energy Services Holdings, Inc.
(oilfield services); former Director of KLX Corp. (aerospace).
Qualifications:
Mr. Collins has served in several business and financial
management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins Group,
Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director,
FleetBoston Financial Corp. and Director, Beth Israel Deaconess Medical
Center (Harvard University Affiliate Hospital).
		$1,373.45	$385,000
15

	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
G. Thomas Hough Birth Date: February 28,1955 TRUSTEE Indefinite Term Began serving: August 2016
Principal Occupations:
Director or Trustee, Chair of the Audit Committee
of the Federated Hermes Complex; formerly, Vice Chair, Ernst & Young LLP
(public accounting firm) (Retired).
Other Directorships Held
: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies, Inc.;
formerly, Director, Member of Governance and Compensation Committees,
Publix Super Markets, Inc.
Qualifications:
Mr. Hough has served in accounting, business management
and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst &
Young LLP (public accounting firm). Mr. Hough serves on the President’s
Cabinet and Business School Board of Visitors for the University of
Alabama. Mr. Hough previously served on the Business School Board of
Visitors for Wake Forest University, and he previously served as an
Executive Committee member of the United States Golf Association.
		$1,294.03	$365,000
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Indefinite Term Began serving: August 2016
Principal Occupations:
Director or Trustee of the Federated Hermes
Complex; Adjunct Professor Emerita of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School of
Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held:
Director, CNX Resources Corporation
(natural gas).
Qualifications:
Judge Lally-Green has served in various legal and business
roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne
University (as well as Interim Dean). Judge Lally-Green previously served as
Associate General Secretary of the Diocese of Pittsburgh, a member of the
Superior Court of Pennsylvania and as a Professor of Law, Duquesne
University School of Law. Judge Lally-Green was appointed by the Supreme
Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing
Judicial Education and the Supreme Court’s Appellate Court Procedural
Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair,
UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic Charities,
Pittsburgh; and Director, CNX Resources Corporation (natural gas). Judge
Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy
Foundation of Western and Central Pennsylvania; Director, Ireland Institute
of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, Saint Vincent College; Director and
Chair, North Catholic High School, Inc.; Director and Vice Chair, Our
Campaign for the Church Alive!, Inc.; and Director and Vice Chair, Saint
Francis University.
		$1,164.32	$330,000
16

	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Indefinite Term Began serving: August 2016
Principal Occupations:
Director or Trustee of the Federated Hermes
Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held:
None.
Qualifications:
Mr. O’Neill has served in several business, mutual fund and
financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief Executive Officer and President, Managing
Director and Chief Investment Officer, Fleet Investment Advisors; President
and Chief Executive Officer, Aeltus Investment Management, Inc.; General
Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment
Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending
Officer, Fleet Bank; Director and Consultant, EZE Castle Software
(investment order management software); Director, Midway Pacific
(lumber); and Director, The Golisano Children’s Museum of Naples, Florida.
		$1,164.32	$330,000
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations:
Director or Trustee of the Federated Hermes
Complex; formerly, Executive Vice President for Legal Affairs, General
Counsel and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held:
None.
Qualifications:
Ms. Reilly has served in various business and legal
management roles throughout her career. Ms. Reilly previously served as
Senior Vice President for Legal Affairs, General Counsel and Secretary of
Board of Directors and Director of Risk Management and Associate General
Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy Hospital.
		$1,058.48	$300,000
P. Jerome Richey Birth Date: February 23, 1949 TRUSTEE Indefinite Term Began serving: August 2016
Principal Occupations:
Director or Trustee of the Federated Hermes
Complex; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer,
University of Pittsburgh and Executive Vice President and Chief Legal
Officer, CONSOL Energy Inc. (split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.
Other Directorships Held:
None.
Qualifications:
Mr. Richey has served in several business and legal
management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and
Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as
Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey
previously served as Chief Legal Officer and Executive Vice President,
CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics
Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
		$1,164.32	$330,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: August 2016	Principal Occupations: Director or Trustee of the Federated Hermes Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: None. Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$1,058.48	$300,000
17

OFFICERS*
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: June 2016
Principal Occupations:
Principal Financial Officer and Treasurer of the Federated Hermes Complex; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions:
Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services,
Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services
Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA,
LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution
Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: November 2016
Principal Occupations:
Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee
and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative
Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities
Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company;
and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions:
Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes,
Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2016
Principal Occupations:
Senior Vice President and Chief Compliance Officer of the Federated Hermes Complex; Vice President
and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions:
Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to
joining Federated Hermes, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of
Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Officer since: November 2016
Principal Occupations:
Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes, Inc. taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in
2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered
Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Chris McGinley Birth Date: July 28, 1978 VICE PRESIDENT Officer since: November 2016 Portfolio Manager since: December 2016
Principal Occupations:
Chris McGinley has been the Fund’s Portfolio Manager since December 2016. He is Vice President of the
Fund. Mr. McGinley joined Federated Hermes in 2004 as an associate research analyst in the international fixed-income department. He became an Assistant Vice President of the Fund’s Adviser in 2005 and Vice President in 2013. Mr. McGinley
joined the Sub-Adviser in 2013. Mr. McGinley worked in Senator Rick Santorum’s office in 2001 and from 2002 to 2004 he served as Legislative Correspondent for Senator Santorum. Mr. McGinley earned his B.S. and received his M.P.I.A. from the University of Pittsburgh.

Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: November 2016 Portfolio Manager since: December 2016
Principal Occupations:
Ihab Salib has been the Fund’s Portfolio Manager since December 2016. He is Vice President of the Fund.
Mr. Salib joined Federated Hermes in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund’s Adviser.
In July 2000, he was named a Vice President of the Fund’s Adviser and in January 2007 he was named a Senior Vice President of the Fund’s Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in
Economics from Stony Brook University.

Maarten Offeringa Birth Date: February 1, 1976 Vice President Officer since: August 2019 Portfolio Manager since: July 2019
Principal Occupations:
Maarten Offeringa has been the Fund’s portfolio manager since July 2019. He is Vice President of the
Fund. Mr. Offeringa joined Federated Hermes in 2018. Mr. Offeringa is responsible for providing research and advice on sector allocation and security selection. He has worked in financial services since 2002; has worked in investment management since
2018; has managed investment portfolios since 2019. Previous associations: Director, Bank of America Merrill Lynch; Vice
President, J.P. Morgan. Education: MA, Vrije Universiteit Amsterdam.

*
Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the
Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated
Hermes or its affiliates or (other than his position as a Trustee) with the Fund.
18

DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of
Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as
Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. In the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. The Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a
Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund’s most recently ended fiscal year and the portion of that fee paid by the Fund or Trust.
1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Fund (past fiscal year) 1	Total Compensation Paid to Director/Trustee Emeritus 1
Charles F. Mansfield, Jr.	$ 36.28	$ 60,000
1
The fees paid to each Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund’s net assets at that time.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue John T. Collins G. Thomas Hough
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive
Committee shall deem to be in the best interests of the Trust. However, the
Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One
Audit	G. Thomas Hough Maureen Lally-Green Thomas M. O’Neill P. Jerome Richey
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting and the quality, integrity and independent audit of the Fund’s financial statements.
The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund’s internal audit function.
Seven
19

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	John T. Collins G. Thomas Hough Maureen Lally-Green Thomas M. O’Neill Madelyn A. Reilly P. Jerome Richey John S. Walsh
The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders,
Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
One
BOARD’S ROLE IN RISK OVERSIGHT
The Board’s role in overseeing the Fund’s general risks includes receiving performance reports for the Fund and risk management reports from Federated Hermes’ Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated Hermes, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund’s Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund’s financial reporting and valuation risks.
The Audit Committee meets regularly with the Fund’s Principal Financial Officer and outside auditors, as well as with Federated
Hermes’ Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated HERMES Family Of Investment Companies
As Of December 31,
2022
Interested Board Member Name	Dollar Range of Shares Owned in Federated Hermes Project and Trade Finance Tender Fund	Aggregate Dollar Range of Shares Owned in Federated Hermes Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Thomas M. O’Neill	None	Over $100,000
Madelyn A. Reilly	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
20

Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
As an investment adviser with a fiduciary duty to the Fund and its shareholders, the Adviser’s general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted in a manner that is consistent with the investment objectives of the Fund. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The Adviser generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios.
However, the Adviser may vote differently if a client’s investment objectives differ from those of other clients or if a client explicitly instructs the Adviser to vote differently.
The following examples illustrate how the General Policy may apply to the most common management proposals and shareholder proposals. However, whether the Adviser supports or opposes a proposal will always depend on a thorough understanding of the Fund’s investment objectives and the specific circumstances described in the proxy statement and other available information.
On matters related to the board of directors, generally the Adviser will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer, unless the company is headquartered in the UK where this is market practice; (3) has become over-boarded (more than five boards for retired executives and more than two boards for CEOs); (4) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (5) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (6) served on a board that did not implement a shareholder proposal that the Adviser supported and received more than 50% shareholder support the previous year. In addition, the Adviser will generally vote in favor of (7) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (8) shareholder proposals to declassify the board of directors;
(9) shareholder proposals to require a majority voting standard in the election of directors; (10) shareholder proposals to separate the roles of chairman of the board and CEO; (11) a proposal to require a company’s audit committee to be comprised entirely of independent directors; and (12) shareholder proposals to eliminate supermajority voting requirements in company bylaws.
On other matters of corporate governance, generally the Adviser will vote: (1) in favor of proposals to grant shareholders the right to call a special meeting if owners of at least
10
% of the outstanding stock agree; (2) against proposals to allow shareholders to act by written consent; (3) on a case-by-case basis for proposals to adopt or amend shareholder rights plans (also known as
“poison pills”); (4) in favor of shareholder proposals to eliminate supermajority requirements in company bylaws; and (5) in favor of shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors.
Generally, the Adviser will vote every shareholder proposal of an environmental or social nature on a case-by-case basis. The quality of these shareholder proposals varies widely across markets. Similarly, company disclosures of their business practices related to environmental and social risks are not always adequate for investors to make risk assessments. Thus, the Adviser places great importance on company-specific analyses to determine how to vote. Above all, the Adviser will vote in a manner that would enhance the long-term value of the investment within the framework of the client’s investment objectives.
The Adviser’s general approach to analyzing these proposals calls for considering the literal meaning of the written proposal, the financial materiality of the proposal’s objective, and the practices followed by industry peers. This analysis utilizes research reports from the Adviser’s proxy advisors, company filings, as well as reports published by the company and other outside organizations.
On matters of capital structure, generally, the Adviser will vote proxies for U.S. issuers on a case-by-case basis for proposals to authorize the issuance of new shares if not connected to an M&A transaction and the potential dilution is more than 10%, against proposals to create multiple-class voting structures where one class has superior voting rights to the other classes, in favor of proposals to authorize reverse stock splits unless the amount of authorized shares is not also reduced proportionately.
Generally, the Adviser will vote proxies for non-U.S. issuers in favor of proposals to authorize issuance of shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders.
21

Votes on executive compensation come in many forms, including advisory votes on U.S. executive compensation plans (“Say on Pay”), advisory and binding votes on the design or implementation of non-U.S. executive remuneration plans, and votes to approve new equity plans or amendments to existing plans. Generally, the Adviser will support compensation arrangements that are aligned with the client’s long-term investment objectives. With respect to Say on Pay proposals, the Adviser will generally vote in favor unless the compensation plan has failed to align executive compensation with corporate performance, or the design of the plan is likely to lead to misalignment in the future. The Adviser supports the principle of an annual shareholder vote on executive pay and will generally vote accordingly on proposals which set the frequency of the Say on Pay vote.
In some markets, especially Europe, shareholders are provided a vote on the remuneration policy, which sets out the structural elements of a company’s executive remuneration plan on a forward-looking basis. The Adviser will generally support these proposals unless the design of the remuneration policy fails to appropriately link executive compensation with corporate performance, total compensation appears excessive relative to the company’s industry peer group, with local market dynamics also taken into account; or there is insufficient disclosure to enable an informed judgment, particularly as it relates to the disclosure of the maximum amounts of compensation that may be awarded.
The Adviser will generally vote in favor of equity plan proposals unless they result in unreasonable dilution to existing shareholders, permit replacement of “underwater” options with new options on more favorable terms for the recipient, or omit the criteria for determining the granting or vesting of awards.
On matters relating to corporate transactions, the Adviser will generally vote in favor of mergers, acquisitions, and sales of assets if the Adviser’s analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.
If a shareholder meeting is contested, that is, shareholders are presented with a set of director candidates nominated by company management and a set of director candidates nominated by a dissident shareholder, the Adviser will study the proposed business strategies of both groups and vote in a way that maximizes expected total return for the Fund.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares.
In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser does not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, provided that the Adviser considers that the benefits of voting on the securities are greater than the associated costs, including the opportunity cost of the lost revenue that would otherwise be generated by the loan. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The Adviser will take into account feedback from issuers on the voting recommendations of the Adviser’s proxy advisory firm if the feedback is provided at least five days before the voting cut-off date. In certain circumstances, primarily those where the
Adviser’s voting policy is absolute and without exception, issuer feedback will not be part of the voting decision. For example, it is the Adviser’s policy to always support a shareholder proposal to separate the roles of chairman of the board and CEO. Thus, any comments from the issuer opposing this proposal would not be considered.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below); (b) if the Adviser is casting votes for the same proxy on behalf of a regular qualitative account and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy advisory firm is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee.
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the
Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy
22

advisory firm, soliciting voting recommendations from the Adviser’s investment professionals, bringing voting recommendations to the Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time, and keeping the Proxy Committee informed of any issues related to corporate governance and proxy voting.
The Adviser has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting
Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Proxy Committee. The
Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Proxy Committee (a “case-by-case vote”). The foregoing notwithstanding, the Proxy Committee always has the authority to determine a final voting decision.
The Adviser has hired a proxy advisory firm to perform various proxy voting related administrative services such as ballot reconciliation, vote processing, and recordkeeping functions. Currently this service is provided by Glass Lewis & Co., LLC. The
Proxy Committee has supplied the proxy advisory firm with the Standard Voting Instructions. The Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy advisory firm may vote any proxy as directed in the Standard Voting Instructions without further direction from the Committee. However, if the Standard
Voting Instructions require case-by-case handling for a proposal, the PVOT will work with the investment professionals and the proxy advisory firm to develop a voting recommendation for the Committee and to communicate the Committee’s final voting decision to the proxy advisory firm. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or the Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.
A company that is a proponent, opponent or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested
Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. This requirement includes engagement meetings with investee companies and does not include communications with proxy solicitation firms. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an
Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the
Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.
If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.
In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated Hermes mutual fund, generally the Adviser will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the
Fund’s proxies for that fund.
23

Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (“Downstream Affiliate”), the Proxy Committee must first receive guidance from counsel to the Proxy
Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the
Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers’ Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy advisory firm board member also sits on the board of a public company for which the proxy advisory firm will write a research report. This and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy advisory firm have influenced proxy voting recommendations, the Adviser will take the following steps:
◾
A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy advisory firm on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy advisory firm has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
◾
Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy advisory firm recommendation and the proxy advisory firm has disclosed that they have a conflict of interest with respect to that issuer, the
PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy advisory firm for that issuer; (b) the Director of Proxy Voting, or his designee, will review both the engaged proxy advisory firm research report and the research report of the other proxy advisory firm and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the
PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at
FederatedInvestors.com/FundInformation
.
Form N-PX filings are also available at the SEC’s website at
sec.gov
.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of
March 31
,
2023
, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Common
Shares: Michigan Catastrophic Claims Association, Livonia, MI, owned approximately
26,963,808
Shares (
46.10
%); Auto-Owners
Insurance Company, Lansing, MI, owned approximately 20,087,384 Shares (
34.34
%);
Energy
Insurance Mutual
Limited
,
Tampa
,
FL
, owned approximately
6,403,474
Shares (
10.95
%); and
Auto-
Owners Life Insurance Company
,
Lansing
,
MI
, owned approximately
5,027,666
Shares (
8.60
%).
Shareholders owning 25% or more of outstanding Common Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Michigan Catastrophic Claims Association is a Legislatively Created Entity in the Department of Insurance and Financial
Services in the State of Michigan.
Auto-Owners Insurance Company is a Mutual Property and Casualty Insurer in the Department of Insurance and Financial
Services in the State of Michigan.
Investment Advisory and Other Services
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated Hermes. The Adviser shall not be liable to the Fund or any Fund Shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.
24

The Advisory Agreement has an initial term of two years, and may continue thereafter so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Trustees who are not “interested persons”
(as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Fund or the Adviser may terminate the Advisory
Agreement at any time without penalty on 60 days’ written notice to the other party. Material amendments to the Advisory
Agreement require shareholder approval.
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.50%
of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the
“Summary of Fund Expenses” table found in the Prospectus.
In December 2017, Federated Investors, Inc., now Federated Hermes, Inc. (“Federated Hermes”), became a signatory to the
Principles for Responsible Investment (PRI). The PRI is an investor initiative in partnership with the United Nations
Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the
PRI are not legally binding, but are voluntary and aspirational. They include efforts, where consistent with our fiduciary responsibilities, to incorporate environmental, social and corporate governance (ESG) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into our ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which we invest, to promote acceptance and implementation of the PRI within the investment industry, to enhance our effectiveness in implementing the PRI, and to report on our activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate Federated Hermes to take, or not take, any particular action as it relates to investment decisions or other activities.
In July, 2018, Federated Investors, Inc., now Federated Hermes,
acquired a majority interest in
Federated
Hermes
Limited
(formerly, Hermes
Fund Managers Limited
)
(
FHL
),
a pioneer of integrated ESG investing.
Federated Hermes now owns 100% of
FHL. FHL
’s experience with ESG issues contributes to Federated Hermes’ understanding of material risks and opportunities these issues may present.
EOS at Federated Hermes, which was established as Hermes Equity Ownership Services Limited (EOS) in 2004 as an affiliate of Hermes Investment Management Limited, is
a
50+ member
engagement and stewardship team that
conducts long-term,
objectives-driven dialogue with board and senior executive level representatives of approximately
1,000
unique issuers annually.
It seeks to address the most material ESG risks and opportunities through constructive and continuous discussions with the goal of improving long-term results for investors. Engagers’ deep understanding across sectors, themes and regional markets, along with language and cultural expertise, allows EOS to provide insights to companies on the merits of addressing ESG risks and the positive benefits of capturing opportunities. Federated Hermes investment management teams have access to the insights gained from understanding a company’s approach to these long-term strategic matters as an additional input to improve portfolio risk/return characteristics.
THE SUB-ADVISER
Under the supervision of the Adviser and oversight by the Board and pursuant to a sub-advisory agreement between the
Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), Federated Hermes (UK) LLP, will act as sub-investment adviser to the Fund. The Sub-Adviser will have day-to-day portfolio management responsibilities of the Fund.
Federated Hermes (UK) LLP, a limited liability partnership incorporated in England and Wales, is wholly owned, London based subsidiary of Federated Hermes, Inc., and is authorized and regulated by the U.K. Financial Conduct Authority (FCA) to provide investment management services. The Sub-Adviser advises approximately
6
registered investment companies. The Sub-Adviser’s
assets under management totaled approximately $
7.5
billion as of December 31,
2022
. The Sub-Adviser’s assets under
management are currently primarily comprised of assets from non-U.S. domiciled funds, other pooled investment vehicles and separate accounts, such as UK registered money market funds and other accounts of institutional clients from the UK, Europe and certain other non-U.S. jurisdictions.
For the fiscal years ended March 31, 2022, March 31, 2021 and March 31, 2020, the Adviser paid the Sub-Adviser
$1,781,115, $216,667 and $244,856, respectively, for investment advisory services. The Sub-Adviser’s fee is based on a rate of
0.39% of the portion managed by the Sub-Adviser of the average daily net assets of the Fund, accrued daily and payable monthly.
Portfolio Manager Information
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Fund, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the
25

possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager’s compensation), and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The
Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.
The following information about the Fund’s Portfolio Managers is provided as of the end of the Fund’s most recently completed fiscal year unless otherwise indicated.
Ihab Salib, Portfolio Manager
Types of Accounts Managed by Ihab Salib	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	15/$2.7 billion	0/$0
Other Pooled Investment Vehicles	7/$620.3 million	0/$0
Other Accounts	0/$0	2/$380.0 million
*
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Ihab Salib is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP), and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one and two calendar year pre-tax gross total return basis versus the Fund’s benchmark
(i.e., ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Salib is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts or activities for which Mr. Salib is responsible when his compensation is calculated may be equal or can vary.
In addition, Mr. Salib has oversight responsibility for other portfolios that he does not personally manage and serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income accounts. A portion of the IPP score is based on Federated Hermes’ senior management’s assessment of team contributions.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of two IPP groups (which may be adjusted periodically). Within each performance measurement period and
IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed or activity engaged in by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to other accounts or activities used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to fund performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
26

Christopher McGinley, Portfolio Manager
Types of Accounts Managed by Christopher McGinley	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	9/$986.0 million
Other Pooled Investment Vehicles	1/$1.1 million
Other Accounts	0/$0
*
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Christopher McGinley is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one and two calendar year pre-tax gross total return basis versus the Fund’s benchmark
(i.e., ICE BofAML US Dollar 1-Month Deposit Offered Rate Constant Maturity Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. McGinley is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. McGinley is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of two IPP groups (which may be adjusted periodically). Within each performance measurement period and
IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is greater than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to fund performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
Maarten Offeringa, Portfolio Manager
Types of Accounts Managed by Maarten Offeringa	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	4/$986.0 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
*
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Maarten Offeringa is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and is paid entirely in cash. The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one and two calendar year pre-tax gross total return basis versus the Fund’s benchmark
(i.e., ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
27

As noted above, Mr. Offeringa is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Offeringa is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of two IPP groups (which may be adjusted periodically). Within each performance measurement period and
IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is greater than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. Offeringa’s
IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by Rule 17j-1 of the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act (as applicable), the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated Hermes, provides administrative personnel and services, including certain legal, compliance and financial administrative services (“Administrative Services”), necessary for the operation of the Fund. FAS does not charge the Fund an Administrative Services fee but is entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Custodian
State Street Bank & Trust Company is custodian for the securities and cash of the Fund. Foreign instruments purchased by the
Fund are held by foreign banks participating in a network coordinated by State Street Bank & Trust Company.
Transfer Agent And Dividend Disbursing Agent
SS&
C GIDS
, Inc., the Fund’s registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, KPMG LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.
PRICING OF FUND SHARES
The net asset value (NAV) of the Fund is determined as of the end of regular trading on the New York Stock Exchange
(NYSE) (normally, 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV by valuing its assets, subtracting its liabilities, and dividing the balance by the number of Shares outstanding. The NAV is calculated to the nearest whole cent per Share.
28

Pursuant to Rule 2a-5 under the Investment Company Act of
1940, the
Board has
designated the Adviser as the Fund’
s
valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for
determining the fair value of investments for which market quotations are not readily available. The
Valuation Committee
is
comprised of officers of the
Adviser and certain of the Adviser’s affiliated
companies
and determines
fair value and
oversees
the calculation of the NAV. The
Valuation Committee is
also authorized
to
use
pricing services
to provide price evaluations of the current fair value of certain investments for purposes of calculating the NAV.
The fair value method may be used to value trade finance related securities or other securities. The Valuation Committee is
subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair
value determinations
.
The
Adviser, as the
Board
’
s valuation designee,
has approved and monitors the procedures under which trade finance related securities are valued. Trade finance related securities that meet certain criteria and are deemed to have prices that are readily available and reliable are valued by an independent pricing service. Other trade finance related securities are valued at their fair value. In connection with determining the fair value of trade finance related securities, the Valuation Committee will in good faith make an assessment of fair value. The factors that may be considered by the Valuation Committee when making this assessment are: (1) the cost and/or repayment performance of the underlying trade finance security; (2) the last reported price at which the investment was traded; (3) information regarding the investment or the issuer; (4) information on the sector in which the issuer is active or the country or region where the issuer is located; (5) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports; (6) publicly announced transactions (such as tender offers and mergers) involving the issuer; (7) comparisons to other investments or to financial indices that are correlated to the investment;
(8) with respect to fixed-income investments, changes in market yields and spreads; (9) with respect to investments that have been suspended from trading, the circumstances leading to the suspension; and (10) other factors that might affect the investment’s value.
The fair value of each trade finance related security is
approved by the Valuation Committee and
periodically reviewed
by the
Board of Trustees based upon
the
Adviser’
s procedures
.
In calculating its NAV, the Fund generally values investments as follows:
◾
Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and ask
quotations from one or more dealers.
◾
Other equity securities traded primarily in the United States are valued based upon the mean of closing bid and ask
quotations
from one or more dealers.
◾
Equity securities traded primarily through securities exchanges and regulated market systems outside the United States are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and ask
quotations from one or
more dealers.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the
Adviser
. The
methods used by pricing services to determine such price evaluations are described below.
◾
Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued based upon the mean of closing bid and
ask
quotations reported by the exchange or from one or more futures commission merchants.
◾
OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the
Adviser
. The
methods used by pricing services to determine such price evaluations are described below. If a price evaluation from a pricing service is not readily available, such derivative contracts may be fair valued based upon price evaluations from one or more dealers or using a recognized pricing model for the contract.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
29

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the
Adviser
’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the Valuation Committee, is deemed not representative of the fair value of such security, the Fund will use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV. The Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.
Noninvestment assets and liabilities are valued in accordance with U.S. Generally Accepted Accounting Principles (GAAP).
The NAV calculation includes expenses, dividend income, interest income, other income and realized and unrealized investment gains and losses through the date of the calculation. Changes in holdings of investments and in the number of outstanding Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from
a
third party
.
The Fund follows procedures that are common in the registered fund industry regarding errors made in the calculation of its
NAV. This means that, generally, the Fund will not correct errors of less than one cent per Share
.
Fair Valuation and Significant Events Procedures
The
Adviser,
acting through its Valuation Committee, is responsible
for determining the fair value of investments for which
market quotations are not readily available. The
Valuation Committee
is
comprised of officers of the
Adviser and certain of the
Adviser’s affiliated companies
and determines
fair value and
oversees
the calculation of the NAV. The
Valuation Committee is
also authorized
to
use
pricing services
to provide price evaluations of the current fair value of certain investments for purposes of calculating the NAV.
Pricing Service Valuations.
The
Valuation Committee,
subject to Board oversight,
is authorized
to use pricing services that
provide daily fair value evaluations of the current value of certain investments, primarily fixed-income securities and OTC derivatives contracts. Different pricing services may provide different price evaluations for the same security because of differences in their methods of evaluating market values. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the price evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer’s operations or liquidation.
Special valuation considerations may apply with respect to the Fund’s “odd-lot” positions, if any, as the Fund may receive lower prices when it sells such positions than it would receive for sales of institutional round lot positions. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but the Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes.
The Valuation Committee
oversees
the Fund’s pricing services, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing services’ prices against actual sale transactions, conducting periodic due diligence meetings and reviews and periodically reviewing the inputs, assumptions and methodologies used by these pricing services. If information furnished by a pricing service is not readily available or, in the opinion of the Valuation Committee, is deemed not representative of the fair value of such security, the security will be fair valued by the Valuation Committee in accordance with procedures established by the
Adviser
as discussed
below in “Fair Valuation Procedures.”
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid”
evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the bid and
ask
prices
for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts.
Fair Valuation Procedures.
The Board has
designated the Adviser as the Fund’s valuation designee to perform the fair value determination for securities and other assets held by the Fund. The Adviser has established procedures for determining the fair
value of investments for which price evaluations from pricing services or dealers and market quotations are not readily available.
The procedures define an investment’s “fair value” as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment’s fair value include: (1) the last reported price at which the investment was traded;
30

(2) information provided by dealers or investment analysts regarding the investment or the issuer; (3) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports; (4) publicly announced transactions (such as tender offers and mergers) involving the issuer; (5) comparisons to other investments or to financial indices that are correlated to the investment; (6) with respect to fixed-income investments, changes in market yields and spreads; (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension; and (8) other factors that might affect the investment’s value.
The Valuation Committee is responsible for the day-to-day implementation of these procedures subject to the oversight of the
Board
. The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment. The Board periodically reviews
the fair valuations made by the Valuation Committee
.
The Board has
also approved the Adviser’
s fair valuation procedures and significant events procedures as part of the Fund’s compliance program and will review
any changes made to the procedures.
Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other registered funds to calculate their NAVs. The application of the fair value procedures to an investment
represents
a good faith determination of
such
investment’s fair value. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value could be materially different.
Significant Events.
The
Adviser
has adopted procedures requiring an investment to be priced at its fair value whenever the
Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or
after
the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
◾
Announcements concerning matters such as acquisitions, recapitalizations or litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The
Adviser
has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in non-U.S. markets to changes in prices in U.S.-traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.
The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and
European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in
“Fair Valuation Procedures.”
The Board
periodically reviews
any fair valuations made in response to
significant
events
.
PAYMENTS TO FINANCIAL INTERMEDIARIES
The Adviser may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all
31

financial intermediaries receive such payments, and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Adviser. These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. You can ask your financial intermediary for information about any payments it receives from the Adviser and any services provided, as well as about fees and/or commissions it charges.
Portfolio Trading
Brokerage Transactions And Investment Allocation
Equity securities may be traded in the over-the-counter market through broker/dealers acting as principal or agent, or in transactions directly with other investors. Transactions may also be executed on a securities exchange or through an electronic communications network. The Adviser seeks to obtain best execution of trades in equity securities by balancing the costs inherent in trading, including opportunity costs, market impact costs and commissions. As a general matter, the Adviser seeks to add value to its investment management by using market information to capitalize on market opportunities, actively seek liquidity and discover price. The Adviser continually monitors its trading results in an effort to improve execution. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a fixed-income security. The Adviser’s receipt of research services (as described below) may also be a factor in the Adviser’s selection of brokers and dealers. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund’s operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Hermes Kaufmann Fund and other accounts managed by that fund’s portfolio managers in initial public offerings (IPO) are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts. Trading and allocation of investments, including IPOs, for accounts managed by Federated MDTA LLC are also made independently from the Fund. Investment decisions and trading for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser also are generally made and conducted independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Brokerage and Research Services
Brokerage services include execution of trades and products and services that relate to the execution of trades, including communications services related to trade execution, clearing and settlement, trading software used to route orders to market centers, software that provides algorithmic trading strategies and software used to transmit orders to direct market access (DMA)
systems. Research services may include: advice as to the advisability of investing in securities; security analysis and reports;
economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services assist the Adviser and its affiliates in terms of their overall investment responsibilities to funds and investment accounts for which they have investment discretion. However, particular brokerage and research services received by the Adviser and its affiliates may not be used to service every fund or account, and may not benefit the particular funds and accounts that generated the brokerage commissions. In addition, brokerage and research services paid for with commissions generated by the Fund may be used in managing other funds and accounts. To the extent that receipt of these services may replace services for which the Adviser or its
32

affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers to execute securities transactions where receipt of research services is a factor. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Taxes
The Fund intends to elect to be treated and to qualify each year as a regulated investment company (“RIC”) under the Internal
Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:
(i) The Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in “qualified publicly traded partnerships” (as defined in the Code).
(ii) The Fund must diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than
U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more “qualified publicly traded partnerships” (as defined in the Code).
As a RIC, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders provided that it distributes each taxable year at least the sum of (i) 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund’s net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year.
The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.
In order to avoid incurring a nondeductible 4% federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year (ii) 98.2% of its capital gain net income (which is the excess of its realized net long-term capital gain over its realized net short-term capital loss), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any ordinary income and capital gain net income from the prior year (as previously computed) that were not paid out during such year and on which the Fund paid no federal income tax. While the Fund intends to distribute any ordinary income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund’s ordinary income and capital gain will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.
If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income or, if certain holding period and other requirements are met, as qualified dividend income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
Distributions of any taxable net investment income and net short-term capital gain will generally be taxable as ordinary income. Distributions of the Fund’s net capital gain designated as capital gain dividends, if any, will be taxable to shareholders as long-term capital gains, regardless of the length of time they held their Shares. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder (assuming the Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends). The Fund’s distributions generally will not qualify either for the dividends received deduction generally available to corporate taxpayers or as qualified dividend income
33

subject to favorable tax treatment for individual taxpayers. “Qualified dividend income” means dividends received by the Fund from U.S. corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations and, when distributed by the Fund to individual shareholders, such shareholders satisfy certain holding period and other requirements in respect of their Shares.
Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.
Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively “foreign taxes”) that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.
The Fund believes that substantially all of its investment strategies will generate qualifying income for purposes of the Fund meeting the requirements for treatment as a RIC under current federal income tax law. Interest received by the Fund in connection with its trade finance investments will be qualifying income for purposes of such requirements, but income from engaging in lending or other business activities would not be qualifying income. The Fund must take into account the distinction between these types of income in structuring its participation in trade finance investments. Also, the Code expressly provides the
U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a fund’s business of investing in stock or securities. While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of the Fund’s foreign currency gains as non-qualifying income for RIC purposes, which may affect the Fund’s status as a RIC for all years to which such regulations are applicable.
Because the Fund will invest substantially in interest-bearing securities rather than in the stock of domestic corporations, dividends paid by the Fund are generally not expected to qualify for the reduced income tax rates applicable to qualified dividend income.
The Fund’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.
Investments in lower rated or unrated securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund’s taking certain positions in connection with ownership of such distressed securities, such as when the
Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund if it holds such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.
Any recognized gain or income attributable to market discount on long-term debt obligations (i.e., on obligations with a term of more than one year except to the extent of a portion of the discount attributable to original issue discount) purchased by the
Fund is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.
Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income, computed without regard to such loss but after considering the post-October loss regulations, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years. Under such circumstances, distributions paid by the Fund could be deemed return of capital.
34

Taxation of interest received by the Fund with respect to emerging market borrowers may be subject to foreign taxes that may or may not be reclaimable. Trade finance related securities may include methods to minimize such risks but no assurance can be given that such techniques will be successful. In addition, markets in which the Fund invests may have less well developed or defined tax laws and procedures than in more developed markets and this may adversely affect the level of tax suffered by investment in those markets. This may also include the imposition of retroactive taxation which had not reasonably been anticipated in the valuation of the assets of the Fund. This may result in uncertainty which could necessitate significant provisions being made for foreign taxes in the calculation of the NAV of the Fund.
Certain transactions entered into by the Fund are subject to special tax rules of the Code that may, among other things,
(a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). Operation of these rules may affect the character, amount and timing of distributions to shareholders. Special tax rules may also require the Fund to mark-to-market (i.e., treat them as sold on the last day of the taxable year) certain types of positions in its portfolio (i.e., some of the call options written by the
Fund) and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to avoid any possible disqualification for the special treatment afforded RICs under the Code.
The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.
The repurchase or transfer of Shares may result in a taxable gain or loss to the tendering shareholder. Different tax consequences may apply for tendering and non-tendering shareholders in connection with a repurchase offer. For example, if a shareholder does not tender all of his or her Shares, such repurchase may not be treated as an exchange for U.S. federal income tax purposes and may result in deemed distributions to non-tendering shareholders. On the other hand, shareholders who tender all of their Shares (including Shares deemed owned by shareholders under constructive ownership rules) will be treated as having sold their Shares and generally will realize a capital gain or loss. Such gain or loss is measured by the difference between the shareholder’s amount received and his or her adjusted tax basis of the Shares. For non-corporate Shareholders, gain or loss from the transfer or repurchase of Shares generally will be taxable at a U.S. federal income tax rate dependent upon the length of time the Shares were held. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain distributions). Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the
Shares (whether through the reinvestment of distributions, which could occur, for example, if the shareholder is a participant in the Plan (as defined below) or otherwise). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.
An investor should be aware that, if Shares are purchased shortly before the record date for any taxable distribution (including a capital gain distribution), the purchase price likely will reflect the value of the distribution and the investor then would receive a taxable distribution likely to reduce the trading value of such Shares, in effect resulting in a taxable return of some of the purchase price.
Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the Internal Revenue Service (the “IRS”) as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker may be subject to
“backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the gross proceeds of sales of Shares, at the current rate of 24%. An individual’s TIN is generally his or her social security number.
Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.
35

If a shareholder realizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form
8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.
Certain net investment income received by an individual having modified adjusted gross income in excess of $200,000 (or
$250,000 for married individuals filing jointly) will be subject to a tax of 3.8 percent. Certain dividends and capital gain distributions paid by the Fund will constitute investment income of the type subject to this tax.
The foregoing briefly summarizes some of the material federal income tax consequences to shareholders of investing in
Shares, reflects the federal tax law as of the date of this Statement of Additional Information, and does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Unless otherwise noted, this discussion assumes that an investor is a U.S. person and holds the Shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations by the courts or the IRS retroactively or prospectively. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.
Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Capital gain distributions and dividends properly designated as interest-related dividends and short-term capital gain dividends will not be subject to the 30% withholding tax.
Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.
Under recent legislation known as FATCA, beginning in 2014, a 30% U.S. withholding tax may apply to any U.S.-source
“withholdable payments” made to a non-U.S. entity unless the non-U.S. entity enters into an agreement with either the IRS or a governmental authority in its own country, as applicable, to collect and provide substantial information regarding the entity’s owners, including “specified United States persons” and “United States owned foreign entities,” or otherwise demonstrates compliance with or exemption from FATCA. The term “withholdable payment” for these purposes would include dividends paid by the Fund. The withholding tax regime went into effect on July 1, 2014 with respect to U.S.-source income. Proposed regulations (having immediate effect) would eliminate the withholding tax that was scheduled to begin in 2019 with respect to
U.S.-source investment sale proceeds. Non-U.S. investors should consult their own tax advisers regarding the impact of this recent legislation on their investment in the Fund.
State and local taxes
Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in the Fund.
Other Information
The Fund is an organization of the type commonly known as a “Delaware statutory trust.” The Fund’s Declaration of Trust provides that the Trustees and officers of the Fund, in their capacity as such, will not be personally liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Voting rights are not cumulative, which means that the holders of more than 50% of the Shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the Shares voting on the matter will not be able to elect any Trustees.
Pursuant to Delaware law, the Fund’s Declaration of Trust places certain limitations on the ability of shareholders to bring derivative actions on behalf of the Fund. Such limitations include, but are not limited to, that generally at least 10% of shareholders must join a written demand of the Trustees to bring an action and that the Trustees may review and reject the demand after evaluation. The Fund’s Declaration of Trust also includes provisions altering the fiduciary duties of the Fund’s
Trustees, officers, employees or agents of the Fund. Such limitations do not apply to claims asserted under the federal securities laws to the extent that any such federal laws, rules or regulations do not permit such application. To the extent it is determined that any such applicable laws or regulations preclude the application of these limitations under federal securities laws, the relevant provisions of the Fund’s Declaration of Trust are severable and any such determination would not affect the remaining provisions of the Fund’s Declaration of Trust.
36

The Fund’s Prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations.
Financial Information
The Financial Statements for the Fund for the fiscal year ended March 31, 2022 and for the semi-annual reporting period
ended
September 30
,
2022
are incorporated herein by reference to the Annual Report to Shareholders and the Semi-Annual
Report to Shareholders
of Federated Hermes Project and Trade Finance Tender Fund dated March 31, 2022
and
September 30
, 2022
, respectively.
37

Addresses
Federated Hermes Project and Trade Finance Tender Fund
Investment Adviser
Federated Investment Management Company

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

1-800-341-7400
Investment Sub-Adviser
Federated Hermes (UK) LLP

150 Cheapside

London, EC2V 6ET, England
Administrator
Federated Administrative Services

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

1-800-341-7400
Custodian
State Street Bank & Trust Company

P.O. Box 219221

Kansas City, MO 64121-9221
Transfer Agent and Dividend Disbursing Agent
SS&C GIDS, Inc.

1055 Broadway
Kansas City, MO 64105
Independent Registered Public Accounting Firm
KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

38

PART C. OTHER INFORMATION.

Item 25. Financial Statements and Exhibits

(1)	Financial Statements

Included in Part A:

Financial Highlights for period ended September 30, 2022

Included in Part B:

Portfolio of Investments.*

Financial Highlights.*

Statement of Assets and Liabilities.*

Statement of Operations.*

Statement of Changes in Net Assets.*

Statement of Cash Flows.*

Notes to Financial Statements.*

Report of Independent Registered Public Accounting Firm.*

*Incorporated by reference to the Registrant’s Form N-CSR filed with the Securities and Exchange Commission on May 26, 2022 (Accession No. 0001623632-22-000689)

Portfolio of Investments.* *

Financial Highlights.* *

Statement of Assets and Liabilities.* *

Statement of Operations.* *

Statement of Changes in Net Assets.* *

Statement of Cash Flows.* *

Notes to Financial Statements.* *

**Incorporated by reference to the Registrant’s Form N-CSRS filed with the Securities and Exchange Commission on November 25, 2022 (Accession No. 0001623632-22-001479)

(2)	Exhibits:
(a)	Declaration of Trust
1	Conformed copy of Certificate of Trust of the Registrant dated June 23, 2016, including Amendment effective June 26, 2020, as filed via EDGAR in Post-Effective Amendment No. 2 on July 21, 2020 on Form N-2 (File Nos. 333-231065 and 811-23174)
2	Conformed copy of Declaration of Trust of the Registrant dated October 1, 2016, including Amendment No. 1 effective June 26, 2020, as filed via EDGAR in Post-Effective Amendment No. 2 on July 21, 2020 on Form N-2 (File Nos. 333-231065 and 811-23174)

(b)	By-Laws
Copy of By-Laws of the Registrant dated October 1, 2016, (effective as of June 26, 2020) including Amendment No. 1 dated August 17, 2018, as filed via EDGAR in Post-Effective Amendment No. 2 on July 21, 2020 on Form N-2 (File Nos. 333-231065 and 811-23174)

(c)	Copies of any Voting Trust Agreement with respect to more than Five Percent of any Class of Equity Securities of the Registrant
Not applicable

(d)	Constituent Instruments Defining Rights of Holders of Securities
1	Response is incorporated by reference to Exhibit 2 (a)(2) above
2	Response is incorporated by reference to Exhibit 2 (b) above

(e)	Dividend Reinvestment Plan
Copy of Registrant’s Dividend Reinvestment Plan (reflecting Registrant name change dated June 29, 2020), as filed via EDGAR in Post-Effective Amendment No. 2 on July 21, 2020 on Form N-2 (File Nos. 333-231065 and 811-23174)

(f)	Constituent Instruments Defining Rights of Holders of Long-Term Debt Securities of Subsidiaries for which Consolidated or Unconsolidated Financial Statements are Required to be Filed
Not applicable

(g)	Investment Advisory Contracts

1

Federated Investment Management Company

Conformed copy of the investment advisory contract of the Registrant (reflecting Registrant name change dated June 29, 2020), dated October 1, 2016, including Exhibit A, and Limited Power of Attorney dated June 1, 2017, as filed via EDGAR in Post-Effective Amendment No. 2 on July 21, 2020 on Form N-2 (File Nos. 333-231065 and 811-23174)

2

Federated Hermes (UK) LLP

Conformed copy of the investment subadvisory agreement of the Registrant, Federated Investment Management Company and Federated Hermes (UK) LLP, dated October 17, 2016 (reflecting Registrant name change dated June 29, 2020 and Subadviser name change dated June 19, 2020), including Appendix A and Limited Power of Attorney dated June 1, 2017, as filed via EDGAR in Post-Effective Amendment No. 3 on May 27, 2021 (File Nos. 333-231065 and 811-23174)

(h)	Underwriting Contracts
Conformed copy of Distributor’s Contact of the Registrant dated October 1, 2016, (reflecting Registrant name change dated June 29, 2020), as filed via EDGAR in Post-Effective Amendment No. 2 on July 21, 2020 on Form N-2 (File Nos. 333-231065 and 811-23174)

(i)	Bonus, Profit Sharing, Pension, or Other Similar Contracts or Arrangements
Not applicable

(j)	Custodian Agreements
Conformed copy of Amended and Restated Master Custodian Agreement dated March 1, 2017 by and between State Street Bank and Trust Company and the Registrant, including Appendix A, revised as of December 1, 2021, as filed via EDGAR in Post-Effective Amendment No. 4 filed May 26, 2022 on Form N-2 (File Nos. 333-231065 and 811-23174)

(k)	Other Material Contracts

1	Agency Agreement

Conformed copy of amended Agency Agreement between Registrant and DST Systems, Inc., dated December 6, 2016 (reflecting Registrant name change dated June 29, 2020), as filed via EDGAR in Post-Effective Amendment No. 2 filed July 21, 2020 on Form N-2 (File Nos. 333-231065 and 811-23174)

2	Administrative Services Agreement
(a)	Conformed copy of the Second Amended and Restated Agreement for Administrative Services between the Federated Funds and Federated Administrative Services dated September 1, 2017, including Exhibit A (revised June 1, 2021) and Exhibit B, as filed via EDGAR in Post-Effective Amendment No. 4 filed May 26, 2022 on Form N-2 (File Nos. 333-231065 and 811-23174)
(b)	Conformed copy of the Third Amended and Restated Agreement for Administrative Services between the Federated Funds and Federated Administrative Services dated September 1, 2021, including Exhibit A (dated April 1, 2022) and Exhibit B, as filed via EDGAR in Post-Effective Amendment No. 4 filed May 26, 2022 on Form N-2 (File Nos. 333-231065 and 811-23174)

3	Financial Administration and Accounting Agreement
Conformed copy of the Financial Administration and Accounting Services Agreement between the Federated Funds and State Street Bank and Trust Company dated March 1, 2011, including Exhibit A (updated as of December 1, 2021), as filed via EDGAR in Post-Effective Amendment No. 4 filed May 26, 2022 on Form N-2 (File Nos. 333-231065 and 811-23174)

(l)	Legal Opinion
	Conformed copy of Opinion and Consent of K&L Gates LLP	+

(m)	Consent to Service of Process
Not applicable

(n)	Other Opinions
	Conformed copy of Consent of KPMG LLP, Independent Registered Public Accounting Firm	+

(o)	Omitted Financial Statements
Not applicable

(p)	Initial Capital Agreements
Conformed copy of Initial Capital Understanding, as filed via EDGAR in Pre-Effective Amendment No. 1 filed October 28, 2016 on Form N-2 (File Nos. 333-212613 and 811-23174)

(q)	Model Retirement Plans
Not applicable

(r)	Codes of Ethics
Conformed copy of the Federated Hermes, Inc. Code of Ethics for Access Persons, effective November 10, 2021, as filed via EDGAR in Post-Effective Amendment No. 4 filed May 26, 2022 on Form N-2 (File Nos. 333-231065 and 811-23174)

(s)	Calculation of Filing Fee Table
	Copy of the Registrant’s Calculation of Filing Fee Tables (Newly Registered and Carry Forward Securities)	+

(t)	Powers of Attorney
	Conformed copy of Power of Attorney of the Registrant	+

+	Exhibit is being filed electronically with registration statement

Exhibit List for Inline Interactive Data File Submission.

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 26.	Marketing Arrangements

Distribution contract incorporated by reference to Pre-Effective Amendment #1 filed October 28, 2016.

Item 27.	Other Expenses of Issuance and Distribution

Not applicable.

Item 28.	Persons Controlled by or Under Common Control with the Fund:

None.

Item 29.	Number of Holders of Securities

Set forth below is the number of record holders as of March 31, 2023, of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common shares of beneficial interest	5

Item 30.	Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to the Registrant’s By-Laws, as amended. This includes indemnification against: (a) any liabilities or expenses incurred in connection with the defense or disposition of any action, suit or proceeding in which an Officer or Trustee may be or may have been involved; and (b) any liabilities and expenses incurred by an Officer or Trustee as a result of having provided personally identifiable information to a regulator or counterparty by or with whom the Registrant or its series is regulated or engages in business to satisfy a legal or procedural requirement of such regulator or counterparty.

The Investment Advisory Contract, and Sub-Advisory Agreement as applicable, (collectively, “Advisory Contracts”) between the Registrant and the investment adviser, and sub-adviser as applicable, (collectively, “Advisers”) of its series, provide that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Advisory Contracts on the part of the Advisers, Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Registrant’s distribution contract contains provisions limiting the liability, and providing for indemnification, of the Officers and Trustees under certain circumstances.

Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the By-Laws, as amended, or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the By-Laws, as amended, or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the By-Laws, as amended, or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31 Business and Other Connections of Investment Adviser (Federated Investment Management Company):
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of two of the Trustees and three of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Hermes, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Hermes, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and James J. Gallagher, II, Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Hermes Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Anne H. Kruczek Robert J. Ostrowski Timothy G. Trebilcock
Senior Vice Presidents:

Todd Abraham

Randall S. Bauer

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Eamonn G. Folan

Richard J. Gallo

John T. Gentry

Michael R. Granito

Lori A. Hensler

Susan R. Hill

William R. Jamison

Jeffrey A. Kozemchak

Tracey L. Lusk

Judith J. Mackin

Marian R. Marinack

Mary Jo Ochson

Ihab Salib

Michael W. Sirianni, Jr.

Steven J. Wagner

Paige Wilhelm

Vice Presidents:

John Badeer

Christopher S. Bodamer

G. Andrew Bonnewell

Hanan Callas

David B. Catalane, Jr.

Nicholas S. Cecchini

James Chelmu

Leslie Ciferno

Jerome Conner

Lee R. Cunningham, II

Gregory Czamara, V

B. Anthony Delserone, Jr.

Jason DeVito

Bryan Dingle

William Ehling

Ann Ferentino

Kevin M. Fitzpatrick

Timothy P. Gannon

Kathryn P. Glass

James L. Grant

Nathan H. Kehm

Allen J. Knizner

Karen Manna

Daniel James Mastalski

Robert J. Matthews

Christopher McGinley

Keith E. Michaud

Karl Mocharko

Joseph M. Natoli

Gene Neavin

Bob Nolte

Liam O’Connell

Mary Kay Pavuk

John Polinski

Rae Ann Rice

Brian Ruffner

Thomas C. Scherr

John Sidawi

Paul Smith

Peter Snook

Kyle Stewart

Randal Stuckwish

Mary Ellen Tesla

James Damen Thompson

Nicholas S. Tripodes

Anthony A. Venturino

Mark Weiss

George B. Wright

Christopher Wu

Assistant Vice Presidents:

Patrick Benacci

Brandon Ray Hochstetler

Christopher F. Hopkins

Jeff J. Ignelzi

Bennett L. Lo

Nick Navari

Bradley Payne

Braden Rotberg

John W. Scullion

Steven J. Slanika

Tyler R. Stenger

Patrick O. Watson

Michael S. Wilson

John E. Wyda

Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Edward C. Bartley Jonathan M. Lushko George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 31. Business and Other Connections of Investment Sub-Adviser (Federated Hermes (UK) LLP):
For a description of the other business of the Investment Sub-Adviser, see the section entitled “Management of the Fund” in Part A. The affiliation with the Registrant of five of the Officers of the Investment Sub-Adviser is included in Part B of this Registration Statement under “Management of the Fund.” The Trustees of the Investment Sub-Adviser and, in parentheses, their principal occupations are: Gordon J. Ceresino, (President, Federated International Management Limited; executive director for international distribution); and Gregory P. Dulski, (Senior Corporate Counsel, Federated Hermes, Inc.). The business address of the Trustees is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The business address of the Officers of the Investment Adviser is noted below.
The Officers of the Investment Sub-Adviser are:
President/ Chief Executive Officer:	Gordon J. Ceresino[1]
Senior Vice President:	Deborah A. Cunningham [1] Dennis Gepp[3] Robert Ostrowski[1]
Vice Presidents:	Patrick Bayliss[3] Gregory P. Dulski[1] Mohammed Hassan Elmi[3] Christopher McGinley[1] Gary Skedge[3] Robert J. Wagner[2]
Assistant Vice President:	Ketan Shah[3]
Managing Director and Chief Investment Officer:	Dennis Gepp[3]
Chief Operating Officer:	Judith Benson[3]
Chief Compliance Officer:	Stephen Van Meter[1]
Treasurer:	Richard A. Novak[1]
Assistant Treasurer:	Jeremy D. Boughton[1]

1 1001 Liberty Ave., Pittsburgh, PA 15222
2 4000 Ericsson Dr., Warrendale, PA 15086
3 150 Cheapside, London, EC2V 6ET, England

Item 32.	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Federated Hermes Project and Trade Finance Tender Fund (Registrant)	Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at the address listed on the facing page of this filing)
Federated Administrative Services (Administrator)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Securities Corp. (Distributor)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company (Adviser)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Hermes (UK) LLP (Sub-Adviser)	150 Cheapside London EC2V 6ET England
Federated Advisory Services Company (Adviser)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
SS&C GIDS, Inc. (Transfer Agent and Dividend Disbursing Agent)	1055 Broadway Kansas City, MO 64105
State Street Bank and Trust Company (Custodian)	P.O. Box 219221 Kansas City, MO 64121-9221

Item 33.	Management Services: Not applicable.

Item 34.	Undertakings:
1.	An undertaking to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.
2.	Not applicable.
3.	The Registrant undertakes:
(a)	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:
(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act;
(2)	to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Securities and Exchange Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and
(3)	to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.
(b)	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.
(c)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.
(d)	That, for the purpose of determining liability under the Securities Act to any purchaser, (1) if the Registrant is relying on Rule 430B: (A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and (B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or (2) if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.
(e)	That, for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:
(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;
(2)	free writing prospectus relating to the offering prepared by our on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;
(3)	the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and
(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.
4.	Not applicable.
5.	Not applicable.
6.	Not applicable.
7.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED HERMES PROJECT AND TRADE FINANCE TENDER FUND, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 10th day of April, 2023.

FEDERATED HERMES PROJECT AND TRADE FINANCE TENDER FUND
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	April 10, 2023
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Thomas R. Donahue*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Thomas M. O’Neill*	Trustee
Madelyn A. Reilly*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney

Exhibit List

(l) Conformed copy of Opinion and Consent of K&L Gates LLP

(n) Conformed copy of Consent of KPMG LLP, Independent Registered Public Accounting Firm

(s) Calculation of Filing Fee Table

(t) Power of Attorney